LoanID	Status Date	Last Action Date per Servicer	Current Occupancy	Property Condition	Collection Comments in File	Incomplete Collection Comments Note	Last Borrower Contact Date	Servicer Contact Attempts	Last Borrower Contact Comments	No Borrower Contact Evident	Primary Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy in File	Active SCRA	Evidence of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Eviction Requested	Title Issue	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Comments	HAMP Solicited	HAMP - Financials Received?	HAMP Comments	Current Foreclosure Status	Foreclosure Comments	Number of Bankruptcies Filed	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Filing Date	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Motion for Relief Filing Date	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	Borrower Date of Death	Death Certificate Received?	Death Certificate Received Date	Trustee Of Property Noted?	Insurance Claim Filed?	Claim Filing Date	Damage Claim Amount Received	Property Damage Date	Damage Noted	Damage Type	Contractor Bid Accepted	Repair Status	Repair Complete Date	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Property Inhabitable?	Title Claim Status	Title Issue Type	Reason for Delinquency	Willingness to Repay	Ability to Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Auto Comments	Supplemental Comments	Current Loan Status	Performing Under	Loan Grade	Category
10167298	04/01/2016	03/22/2016	Tenant Occupied	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	The borrower called with a promise to pay on 3/29/2016 which brought the account current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The borrower called with a promise to pay on 3/29/2016 which brought the account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing Loan
25656488	04/01/2016	03/08/2016	Owner Occupied	Good	Yes		02/22/2016	Ongoing dialogue with borrower	Borrower answered welcome call and verified all information, understands the arm adjustment for 03/2016 to 3.5%. Borrower stated they will make the payment on line and is not interested in ACH.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		02/22/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower answered welcome call and verified all information, understands the arm adjustment for 03/2016 to 3.5%. Borrower stated they will make the payment on line and is not interested in ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
20331083	04/01/2016	04/05/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
8861105	04/01/2016	02/17/2016	Owner Occupied	UTD	Yes		02/17/2016	Ongoing dialogue with borrower	Borrower inbound call; spoke to borrower who called in to advised he recieved a notice that he is behind. Advised he is not and that his account is up to date, also has the auto draft set up for payments on the 5th of each month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower inbound call; spoke to borrower who called in to advised he recieved a notice that he is behind.  Advised he is not and that his account is up to date, also has the auto draft set up for payments on the 5th of each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
55638073	04/01/2016	03/23/2016	Owner Occupied	UTD	Yes		03/23/2016	Ongoing dialogue with borrower	The borrower was advised that a payment of $332.41 was needed to cure the loan; the payment was made by the borrower to cure the loan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/11/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  The borrower was advised that a payment of $332.41 was needed to cure the loan; the payment was made by the borrower to cure the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing Loan
54495682	04/01/2016	03/28/2016	Owner Occupied	UTD	Yes		10/16/2015	Ongoing dialogue with borrower	Borrower was contacted and stated she would make the payment due by 10/25/2015, stated the late was due to her pay schedule. Borrower declined work out options at this time.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Borrower was contacted and stated she would make the payment due by 10/25/2015, stated the late was due to her pay schedule. Borrower declined work out options at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
93215895	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		08/26/2015	Ongoing dialogue with borrower	Borrower 2 contacted and advised of amount due to cure loan. They stated that when they had the money they would pay it.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Borrower 2 contacted and advised of amount due to cure loan. They stated that when they had the money they would pay it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
3108016	04/01/2016	03/16/2016	Owner Occupied	UTD	Yes		03/02/2016	Ongoing dialogue with borrower	Borrower verified all information, stated borrower 1 is only income and they are trying to draw disability. She stated that she makes the payments when they have funds.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		03/02/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower verified all information, stated borrower 1 is only income and they are trying to draw disability. She stated that she makes the payments when they have funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
859568	04/01/2016	03/08/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	The borrower was advised of the account status and made a promise to pay the delinquent amount by 03/14/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower was advised of the account status and made a promise to pay the delinquent amount by 03/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
49471391	04/01/2016	03/04/2016	UTD	UTD	Yes		01/22/2016	Ongoing dialogue with borrower	Co-borrower stated the borrower had sent in the January payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		10/07/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  Co-borrower stated the borrower had sent in the January payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
22859391	04/01/2016	03/04/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Borrower called in with promise to pay and was advised of cure amount. Borrower set up payment for total amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/11/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called in with promise to pay and was advised of cure amount. Borrower set up payment for total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
1458182	04/01/2016	02/11/2016	Owner Occupied	UTD	Yes		02/11/2016	Not attempting to contact the borrower	Inbound call M2, advised cure amount 529.36. Borrower states payment was scheduled via billpay, discuss ACH. Promise to pay made for 02/17/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Inbound call M2, advised cure amount 529.36.  Borrower states payment was scheduled via billpay, discuss ACH. Promise to pay made for 02/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
96629949	04/01/2016	03/23/2016	Owner Occupied	UTD	Yes		03/21/2016	Ongoing dialogue with borrower	Spoke to borrower about payments. Borrower stated she will not be able to afford increased payment due to escrow shortage. Servicer offered to spread shortage over 36 months.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Spoke to borrower about payments.  Borrower stated she will not be able to afford increased payment due to escrow shortage.  Servicer offered to spread shortage over 36 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
9403751	04/01/2016	04/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
50933408	04/01/2016	03/23/2016	UTD	UTD	Yes		03/23/2016	Ongoing dialogue with borrower
Borrower called in and advised that the due date is incorrect. Borrower stated that she called and made a payment on 03/18/2016. Agent advised borrower that a call was made, and a payment was discussed but it appears as though the call was dropped before the payment was completed. Borrower disagrees and requested that the call be listened to. Upon review of the call with management it was determined that the agent collected all of the information regarding the payment. While the agent was reading the disclosure borrower was engaged in a side conversation and the agent was unable to get a verbal approval from borrower to withdraw the funds before the call ended. Agent advised borrower that we were unable to complete the payment. Borrower rescheduled the payment in amount of $593.71 and agent advised no late charges have been applied and honored the $7.50 ezpay as negotiated with previous agent.
										No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Borrower called in and advised that the due date is incorrect. Borrower stated that she called and made a payment on 03/18/2016. Agent advised borrower that a call was made, and a payment was discussed but it appears as though the call was dropped before the payment was completed. Borrower disagrees and requested that the call be listened to. Upon review of the call with management it was determined that the agent collected all of the information regarding the payment. While the agent was reading the disclosure borrower was engaged in a side conversation and the agent was unable to get a verbal approval from borrower to withdraw the funds before the call ended. Agent advised borrower that we were unable to complete the payment. Borrower rescheduled the payment in amount of $593.71 and agent advised no late charges have been applied and honored the $7.50 ezpay as negotiated with previous agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
60375500	04/01/2016	03/23/2016	UTD	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Borrower stated he hasn't received a statement. Servicer advised of web-site. Borrower stated he will male payment on-line.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower stated he hasn't received a statement.  Servicer advised of web-site.  Borrower stated he will male payment on-line.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
36070226	04/01/2016	02/26/2016	UTD	UTD	Yes		02/26/2016	Ongoing dialogue with borrower	Borrower called advised missed call, servicer advised was a welcome call and everything looks fine on account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Borrower called advised missed call, servicer advised was a welcome call and everything looks fine on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
65563503	04/01/2016	02/29/2016	Owner Occupied	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Borrower said she sent in her march payment. Borrower advised of cure amount, stated the last payment was made for the full amount and that the balance credited was $264.00. Borrower stated she has copy of check. Borrower advised to provide proof for the full payment to be credited.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes		Modification occurred prior to loan comments. No details provided.																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower said she sent in her march payment. Borrower advised of cure amount, stated the last payment was made for the full amount and that the balance credited was $264.00. Borrower stated she has copy of check. Borrower advised to provide proof for the full payment to be credited.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification occurred prior to loan comments. No details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
37839060	04/01/2016	03/16/2016	UTD	UTD	Yes		02/23/2016	Ongoing dialogue with borrower	Borrower called in wanting to know why se has a late fee. Agent advised this came from prior servicer. Borrower advised that this is not correct and that she paid off the late fee on 01/2016 with prior servicer. Agent advised borrower to send in any supporting documentation in to is to review as it does not show that the late fee was paid in full. Agent offered ACH but borrower refused.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Borrower called in wanting to know why se has a late fee. Agent advised this came from prior servicer. Borrower advised that this is not correct and that she paid off the late fee on 01/2016 with prior servicer. Agent advised borrower to send in any supporting documentation in to is to review as it does not show that the late fee was paid in full. Agent offered ACH but borrower refused.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
76478554	04/01/2016	03/10/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Borrower called in to make march payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called in to make march payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
81193443	04/01/2016	03/11/2016	UTD	UTD	Yes		09/15/2015	Contact attempts - however unable to contact borrower	Non authorized contact was reached, advised that the borrower passed away one year ago, requested that she provide contact information to the executor of estate.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	Yes		Modification occurred with prior servicer, no details provided.																								No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Non authorized contact was reached, advised that the borrower passed away one year ago, requested that she provide contact information to the executor of estate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification occurred with prior servicer, no details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Deceased borrower.
34134028	04/01/2016	03/29/2016	UTD	UTD	Yes		03/29/2016	Ongoing dialogue with borrower	Borrower called in to make April payment of $2579.35.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower called in to make April payment of $2579.35.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
34412909	04/01/2016	03/25/2016	UTD	UTD	Yes		02/21/2016	Ongoing dialogue with borrower	Borrower called in to make a payment on line for January and stated her daughter would call in payment for February later in the day. The authorized third party, daughter, called in the February payment on 02/29/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2016.  Borrower called in to make a payment on line for January and stated her daughter would call in payment for February later in the day.  The authorized third party, daughter, called in the February payment on 02/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
5400096	04/01/2016	03/15/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Servicer spoke with borrower who stated she will set up March payment. Borrower stated that it was her nephew bank account. Borrower gave authorization to speak with third party to make the payment and payment was set up in amount of $891.80.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Servicer spoke with borrower who stated she will set up March payment. Borrower stated that it was her nephew bank account. Borrower gave authorization to speak with third party to make the payment and payment was set up in amount of $891.80.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
32882707	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower 2 inbound call, advised cure amount $1,846.90, returning call. Stated payment will be made on 03/16.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower 2 inbound call, advised cure amount $1,846.90, returning call.  Stated payment will be made on 03/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Delinquent 30 Days
10490381	04/01/2016	02/29/2016	UTD	UTD	Yes		02/17/2016	Ongoing dialogue with borrower	Welcome call made to borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Welcome call made to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
64574472	04/01/2016	02/11/2016	Owner Occupied	UTD	Yes		02/11/2016	Ongoing dialogue with borrower	Borrower contacted and confirmed all information. Borrower stated they scheduled payment for February through his bank. Borrower advised of all payment options for his loan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes		No details of modification provided in comments.																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower contacted and confirmed all information. Borrower stated they scheduled payment for February through his bank. Borrower advised of all payment options for his loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  No details of modification provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
95588749	04/01/2016	02/17/2016	UTD	UTD	Yes		01/26/2016	Ongoing dialogue with borrower	Borrower called in with general questions about the loan. Agent answered all questions.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  Borrower called in with general questions about the loan. Agent answered all questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
5709115	04/01/2016	04/04/2016	UTD	UTD	Yes		03/02/2016	Ongoing dialogue with borrower	The borrower stated that she wanted to make the payment of $727.72. Servicer advised of late charge and fee of $15.00.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower stated that she wanted to make the payment of $727.72.  Servicer advised of late charge and fee of $15.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing Loan
63711769	04/01/2016	03/31/2016	UTD	UTD	Yes		03/31/2016	Ongoing dialogue with borrower	Borrower made a phone payment in amount of 1126.37.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		03/31/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower made a phone payment in amount of 1126.37.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
93472748	04/01/2016	03/29/2016	UTD	UTD	Yes		03/29/2016	Ongoing dialogue with borrower	Borrower called in to see if his loan was in bankruptcy. Agent advised borrower that bankruptcy was discharged. Borrower stated he did not file bankruptcy with this loan. Agent advised borrower to send us a letter saying it was reaffirmed and borrower said no we do that and ended the call.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	UTD						UTD				UTD		UTD		Comment on 03/29/2016 reflects borrower called in to see if his loan was in bankruptcy. Agent advised borrower that bankruptcy was discharged. Borrower stated he did not file bankruptcy with this loan. Agent advised borrower to send us a letter saying it was reaffirmed and borrower said no we do that and ended the call. Details of bankruptcy not provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower called in to see if his loan was in bankruptcy. Agent advised borrower that bankruptcy was discharged. Borrower stated he did not file bankruptcy with this loan. Agent advised borrower to send us a letter saying it was reaffirmed and borrower said no we do that and ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 03/29/2016 reflects borrower called in to see if his loan was in bankruptcy. Agent advised borrower that bankruptcy was discharged. Borrower stated he did not file bankruptcy with this loan. Agent advised borrower to send us a letter saying it was reaffirmed and borrower said no we do that and ended the call. Details of bankruptcy not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
48155194	04/01/2016	03/09/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Borrower called in regarding payment change. Servicer advised of ARM change effective 05/2016. Interest rate to go up to 5% per modification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called in regarding payment change.  Servicer advised of ARM change effective 05/2016.  Interest rate to go up to 5% per modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
54891137	04/01/2016	03/22/2016	UTD	UTD	Yes		02/19/2016	Ongoing dialogue with borrower	The borrower advised the servicer that the January payment had been made prior to transfer; commentary indicates that the servicer did not see the payment and was waiting on proof from the borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  The borrower advised the servicer that the January payment had been made prior to transfer; commentary indicates that the servicer did not see the payment and was waiting on proof from the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
23046557	04/01/2016	03/18/2016	UTD	UTD	Yes		05/16/2015	Contact attempts - however unable to contact borrower	Borrower required help resetting password.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2015.  Borrower required help resetting password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
81367000	04/01/2016	04/04/2016	Owner Occupied	Good	Yes		06/17/2015	Contact attempts - however unable to contact borrower	The borrower advised 04/06/2015 her RFD was due to curtailment of income. She also received an escrow refund check that she sent in to the servicers. She also advised she has started a new job. The borrower advised 06/17/2015 that she does not intend on keeping the property although the servicer has suggested loss mitigation options. There was no other relevant information noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/17/2015	Yes	Non-Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2015.  The borrower advised 04/06/2015 her RFD was due to curtailment of income.  She also received an escrow refund check that she sent in to the servicers.  She also advised she has started a new job.  The borrower advised 06/17/2015 that she does not intend on keeping the property although the servicer has suggested loss mitigation options.  There was no other relevant information noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
83428361	04/01/2016	03/21/2016	Owner Occupied	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Borrower called to make March payment of $1101.10. Advised borrower of cure amount.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called to make March payment of $1101.10. Advised borrower of cure amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
94564853	04/01/2016	03/03/2016	Owner Occupied	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Borrower advised of current amount due and made a payment pf $2230.98, advised that the total amount due is $2291.98. Borrower declined work out options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	03/03/2016	Yes	Retention	Yes		Details of modification not provided in comments.																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower advised of current amount due and made a payment pf $2230.98, advised that the total amount due is $2291.98. Borrower declined work out options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of modification not provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
28250801	04/01/2016	12/31/2015	UTD	UTD	Incomplete	Missing comments from 01/01/2016 - 04/01/2016	07/22/2015	Contact attempts - however unable to contact borrower	The A3P with the insurance agency called to advise that the invoice required was sent for overnighting th check.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2015.  The A3P with the insurance agency called to advise that the invoice required was sent for overnighting th check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
56816361	04/01/2016	03/26/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
29619050	04/01/2016	03/07/2016	Occupied-UTD	UTD	Yes		06/25/2015	Contact attempts - however unable to contact borrower	Customer called in discussed modification workout, opted out of HAMP. Advised college student daughter lives in home but has no income.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/25/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  Customer called in discussed modification workout, opted out of HAMP.  Advised college student daughter lives in home but has no income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
30566179	04/01/2016	03/31/2016	UTD	UTD	Yes		02/24/2016	Ongoing dialogue with borrower
02/06/2016 the borrower has accepted the servicers offer for automatic payments.  The servicer also noted 03/03/2016 the borrower has declined the option for a repay plan.  There was no other relevant communication noted.
04/30/2015 promise to pay noted.  The servicer’s comments reflect a review of the borrowers financial for possible loss mitigation.  The borrower advised 09/30/2015 her RFD was due to excessive obligations.  She advised 10/01/2015 her husband starts a new job and they will make 2 payments at a time until the loan is current.  The borrower has declined the servicers request for assistance 02/26/2016 and advised she will make a payment in a couple days.  Nothing else noted.
										No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/26/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  02/06/2016 the borrower has accepted the servicers offer for automatic payments.  The servicer also noted 03/03/2016 the borrower has declined the option for a repay plan.  There was no other relevant communication noted.
04/30/2015 promise to pay noted.  The servicer’s comments reflect a review of the borrowers financial for possible loss mitigation.  The borrower advised 09/30/2015 her RFD was due to excessive obligations.  She advised 10/01/2015 her husband starts a new job and they will make 2 payments at a time until the loan is current.  The borrower has declined the servicers request for assistance 02/26/2016 and advised she will make a payment in a couple days.  Nothing else noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
5029215	04/01/2016	03/03/2016	Owner Occupied	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Borrower stated he has made the current payment due, he stated he has not yet gathered documents required for the modification review. Advised him to send in what he has at this time.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/03/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower stated he has made the current payment due, he stated he has not yet gathered documents required for the modification review. Advised him to send in what he has at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
3068634	04/01/2016	03/04/2016	Owner Occupied	Good	Yes		01/26/2016	Ongoing dialogue with borrower	The borrower stated that she is waiting to get her income taxes prior to making a payment. She was advised of loss mitigation options but was not interested.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/26/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  The borrower stated that she is waiting to get her income taxes prior to making a payment. She was advised of loss mitigation options but was not interested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
57660841	04/01/2016	03/30/2016	Owner Occupied	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Borrower called in regards to Corporate advances on account. Agent explained costs of BPO and property inspections. Borrower stated understood and will pay them next month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called in regards to Corporate advances on account. Agent explained costs of BPO and property inspections. Borrower stated understood and will pay them next month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
98798523	04/01/2016	03/30/2016	UTD	UTD	Yes		02/11/2016	Contact attempts - however unable to contact borrower	Borrower wanted to know the reason for letter that was received. Lender explained that they received payment after letter went out. Borrower advised will make a payment by 2/20/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower wanted to know the reason for letter that was received.  Lender explained that they received payment after letter went out.  Borrower advised will make a payment by 2/20/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
60387115	04/01/2016	03/21/2016	UTD	UTD	Yes		01/11/2016	Not attempting to contact the borrower	Borrower called promise to pay on 01/12/2016. Called in to have password reset to make payment online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Borrower called promise to pay on 01/12/2016.  Called in to have password reset to make payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
15067716	04/01/2016	04/04/2016	UTD	UTD	Yes		03/17/2016	Ongoing dialogue with borrower	Borrower called in to make the March payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	08/25/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower called in to make the March payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
22665962	04/01/2016	03/17/2016	Owner Occupied	UTD	Yes		03/14/2016	Ongoing dialogue with borrower	Borrower called in to make March payment. Borrower intends to set up ACH online. Loan reinstated as of 03/01/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called in to make March payment. Borrower intends to set up ACH online. Loan reinstated as of 03/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
30625805	04/01/2016	03/16/2016	Owner Occupied	Good	Yes		08/17/2015	Ongoing dialogue with borrower	08/10/2015 the borrowers request for assistance was noted. 08/17/2015 promise to pay noted. There was no other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  08/10/2015 the borrowers request for assistance was noted.  08/17/2015 promise to pay noted.  There was no other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
2982200	04/01/2016	03/21/2016	Owner Occupied	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	Borrower called in to make payment, they were concerned about the calls they were receiving. Stated they sent in funds on 03/16/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Borrower called in to make payment, they were concerned about the calls they were receiving. Stated they sent in funds on 03/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
47479342	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		02/22/2016	Ongoing dialogue with borrower	The borrower called and set up a EzPay Promise to pay o for 02/26/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The borrower called and set up a EzPay Promise to pay o for 02/26/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
84041414	04/01/2016	03/28/2016	UTD	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	03/28/16 - Promise to pay in the amount of $2,642.50 to be paid by 03/31/16. The borrower advised 04/14/2015 he still has the financials and he is still interested and will have the returned today. The servicer noted 07/31/2015 the initial hamp package has been mailed. The borrower financials are under review. The borrowers has declined loss mitigation assistance 02/25/2016. There was no other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/25/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  03/28/16 - Promise to pay in the amount of $2,642.50 to be paid by 03/31/16.  The borrower advised 04/14/2015 he still has the financials and he is still interested and will have the returned today.  The servicer noted 07/31/2015 the initial hamp package has been mailed.   The borrower financials are under review.  The borrowers has declined loss mitigation assistance 02/25/2016.  There was no other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
56416431	04/01/2016	03/04/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Borrower called, stated they mailed in the payment o 03/03/2016 and declined assistance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called, stated they mailed in the payment o 03/03/2016 and declined assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
69327404	04/01/2016	02/16/2016	UTD	UTD	Incomplete	Missing comments from 02/17/2016 - 04/01/2016	02/16/2016	Ongoing dialogue with borrower	Borrower called in because she has not received her billing statement. Servicer advised it was sent on 02/12/16.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		11/13/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower called in because she has not received her billing statement.  Servicer advised it was sent on 02/12/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
95679643	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	Borrower called and made payment by phone, not interested in customer survey.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes		Modification details not provided in comments.																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower called and made payment by phone, not interested in customer survey.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification details not provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
8402935	04/01/2016	03/10/2016	UTD	UTD	Incomplete	Missing comments from 03/10/2016 - 04/01/2016	03/10/2016	Not attempting to contact the borrower	Borrower stated that payment made on 02/01/16 in the amount of $1,007.92 was to cover 04/2016 payment. Servicer requested cashiering to reverse payment from principal and apply toward 04/2016 payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower stated that payment made on 02/01/16 in the amount of $1,007.92 was to cover 04/2016 payment.  Servicer requested cashiering to reverse payment from principal and apply toward 04/2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
83564069	04/01/2016	03/22/2016	Owner Occupied	UTD	Yes		02/10/2016	Ongoing dialogue with borrower	M1 called in for Promise to pay, processed ezpay dated 02/10/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  M1 called in for Promise to pay, processed ezpay dated 02/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
38875908	04/01/2016	03/29/2016	Owner Occupied	UTD	Yes		05/29/2015	Contact attempts - however unable to contact borrower	Called spoke with borrower and gave amount needed to cure default. Borrower stated mailed $2628.18 this week and will make a payment every 2 weeks until caught up. No workout needed loan was just closed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2015.  Called spoke with borrower and gave amount needed to cure default. Borrower stated mailed $2628.18 this week and will make a payment every 2 weeks until caught up. No workout needed loan was just closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
68763337	04/01/2016	03/25/2016	Owner Occupied	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Discussed rider put in place in prior servicer mod. Borrower requested refund of the additional $1000 per month he has paid on escrow due to the amount being over charged. Borrower advised they would look into that.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Discussed rider put in place in prior servicer mod. Borrower requested refund of the additional $1000 per month he has paid on escrow due to the amount being over charged. Borrower advised they would look into that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
48954781	04/01/2016	03/07/2016	Owner Occupied	UTD	Yes		03/02/2016	Ongoing dialogue with borrower	Called, spoke with borrower and gave amount to cure default. Borrower stated that son makes payment, agent advised no payments were made. Borrower stated will talk to son about making the payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Called, spoke with borrower and gave amount to cure default. Borrower stated that son makes payment, agent advised no payments were made. Borrower stated will talk to son about making the payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
62028394	04/01/2016	02/04/2016	UTD	UTD	Yes		02/04/2016	Ongoing dialogue with borrower	Called in to make account current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Called in to make account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
92245002	04/01/2016	03/31/2016	Owner Occupied	Good	Yes		03/31/2016	Not attempting to contact the borrower	There was no relevant communication noted other than the borrower posting payments to the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  There was no relevant communication noted other than the borrower posting payments to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
34440060	04/01/2016	03/30/2016	UTD	UTD	Yes		03/30/2016	Ongoing dialogue with borrower	Borrower called in regarding payment made 3/28/2016. Agent advised that Servicer will attempt to withdraw funds twice and to let funds remain in account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower called in regarding payment made 3/28/2016. Agent advised that Servicer will attempt to withdraw funds twice and to let funds remain in account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
71250651	04/01/2016	03/21/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
14041066	04/01/2016	03/28/2016	Owner Occupied	UTD	Yes		03/25/2016	Ongoing dialogue with borrower	Borrower called and would like to schedule a payment for 03/26/2016. Borrower advised that a work out process has been open since 11/14/2016 and borrower would like that process closed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/25/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  Borrower called and would like to schedule a payment for 03/26/2016. Borrower advised that a work out process has been open since 11/14/2016 and borrower would like that process closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
87210740	04/01/2016	04/04/2016	UTD	UTD	Yes		02/18/2016	Ongoing dialogue with borrower	Borrower is interested in mortgage assistance. Servicer advised of the mortgage assistance documents that are needed. Her Hardship is due to her and her husband are now separated.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/18/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower is interested in mortgage assistance. Servicer advised of the mortgage assistance documents that are needed. Her Hardship is due to her and her husband are now separated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
23886921	04/01/2016	03/15/2016	Owner Occupied	UTD	Yes		03/02/2016	Ongoing dialogue with borrower	Borrower called in a WU payment. Borrower advised to use XXX due to NSF on account. Borrower stated will send this week.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower called in a WU payment. Borrower advised to use XXX due to NSF on account. Borrower stated will send this week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
64367613	04/01/2016	03/09/2016	Owner Occupied	Good	Yes		03/09/2016	Ongoing dialogue with borrower	Borrower called and was advised of the current UPB of $98559.82, advised borrower this is not a payoff amount. The borrower was offered ach but she refused.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/24/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called and was advised of the current UPB of $98559.82, advised borrower this is not a payoff amount. The borrower was offered ach but she refused.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
54214137	04/01/2016	02/27/2016	UTD	UTD	Yes		11/12/2015	Contact attempts - however unable to contact borrower	Borrower called in to verify what is needed on the 4506T. Borrower had no other questions.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/12/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  Borrower called in to verify what is needed on the 4506T. Borrower had no other questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
13146797	04/01/2016	03/30/2016	UTD	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	Borrower made 2 payments by phone and scheduled a payment for $988. Borrower also wanted to make a payment towards the shortage. He advised that he is not sure if he will receive a payment from his job to cover the shortage of $121.24 but if he does then he will schedule the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		12/11/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower made 2 payments by phone and scheduled a payment for $988. Borrower also wanted to make a payment towards the shortage. He advised that he is not sure if he will receive a payment from his job to cover the shortage of $121.24 but if he does then he will schedule the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
59953564	04/01/2016	03/17/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
67838891	04/01/2016	03/31/2016	Owner Occupied	Good	Yes		12/03/2015	Ongoing dialogue with borrower	Borrower called and refused to be verified, stated he already made his payment for the loan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/03/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2015.  Borrower called and refused to be verified, stated he already made his payment for the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
88754743	04/01/2016	03/04/2016	UTD	UTD	Yes		12/28/2015	Not attempting to contact the borrower	Borrower states her RFD was due to a curtailment of income and made a promise to pay $2160.00 on 12/29/2015. Servicer advised of HAMP incentive and workout documents were declined as the account is current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes		Comments indicate the loan may have been previously HAMP modified as a HAMP incentive was noted.																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Borrower states her RFD was due to a curtailment of income and made a promise to pay $2160.00 on 12/29/2015. Servicer advised of HAMP incentive and workout documents were declined as the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments indicate the loan may have been previously HAMP modified as a HAMP incentive was noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
24959880	04/01/2016	02/05/2016	Owner Occupied	UTD	Yes		02/05/2016	Ongoing dialogue with borrower	The borrower advised that she would make a payment through the bank and stated it would be made by Monday. She declined the workout options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/05/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  The borrower advised that she would make a payment through the bank and stated it would be made by Monday. She declined the workout options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
74065960	04/01/2016	03/08/2016	UTD	UTD	Yes		02/17/2016	Ongoing dialogue with borrower	Welcome call	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Welcome call
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
61883885	04/01/2016	03/28/2016	Owner Occupied	UTD	Yes		02/26/2016	Ongoing dialogue with borrower	Borrower called to make payment, he stated prior payment was made to last servicer and he was advised that would be researched but it would take some time. He requested a 2 year payment history and that was ordered. Discussed modification review with borrower and he stated he would let us know.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Borrower called to make payment, he stated prior payment was made to last servicer and he was advised that would be researched but it would take some time. He requested a 2 year payment history and that was ordered. Discussed modification review with borrower and he stated he would let us know.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
16652110	04/01/2016	12/28/2015	UTD	UTD	Incomplete	Missing comments from 12/29/2015 - 04/01/2016		Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
1135017	04/01/2016	02/22/2016	UTD	UTD	Incomplete	Missing comments from 02/23/2016 - 04/01/2016	01/29/2016	Ongoing dialogue with borrower	Spoke to borrower who declined workout and sent in 3 payments to bring account current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/29/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Spoke to borrower who declined workout and sent in 3 payments to bring account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
77976322	04/01/2016	01/26/2016	UTD	UTD	Incomplete	Missing comments from 01/26/2016 - 04/01/2016		Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
11915490	04/01/2016	03/28/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
56024270	04/01/2016	04/04/2016	Owner Occupied	Good	Yes		03/25/2016	Ongoing dialogue with borrower	There was no relevant communication noted other than the borrower posting payments to the account	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  There was no relevant communication noted other than the borrower posting payments to the account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
46382974	04/01/2016	03/18/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
29671478	04/01/2016	01/04/2016	UTD	UTD	Incomplete	Missing comments from 01/05/2016 - 04/01/2016	11/19/2015	Contact attempts - however unable to contact borrower	11/19/2015 the borrower called to cure the loan. EZpay taken in the amount of $2,563.42 effective 11/20/15.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  11/19/2015 the borrower called to cure the loan.  EZpay taken in the amount of $2,563.42 effective 11/20/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
15701759	04/01/2016	03/14/2016	Owner Occupied	UTD	Yes		02/22/2016	Contact attempts - however unable to contact borrower	Borrower called and advised made a payment on 2/12/2016 and will make another payment by 2/27/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/23/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called and advised made a payment on 2/12/2016 and will make another payment by 2/27/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
16381859	04/01/2016	03/21/2016	UTD	Good	Yes		02/21/2016	Ongoing dialogue with borrower	She advised 03/21/2016 she filed chapter 7 bankruptcy 7 years ago and it did not include the house.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		10/29/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2016.  She advised 03/21/2016 she filed chapter 7 bankruptcy 7 years ago and it did not include the house.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
71912448	04/01/2016	02/18/2016	UTD	UTD	Yes		02/18/2016	Not attempting to contact the borrower	Servicer made a welcome call to the borrower. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Servicer made a welcome call to the borrower. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
33382921	04/01/2016	03/16/2016	Owner Occupied	Good	Yes		03/16/2016	Ongoing dialogue with borrower	Borrower called and was advised of amount due, borrower made payment via ez pay. Borrower requested online account reset, it was locked.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called and was advised of amount due, borrower made payment via ez pay. Borrower requested online account reset, it was locked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
20966076	04/01/2016	12/30/2015	Owner Occupied	UTD	Incomplete	Missing comments from 12/31/2015 - 04/01/2016	12/17/2015	Not attempting to contact the borrower	Borrower inbound call, called to make payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Borrower inbound call, called to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
75482969	04/01/2016	03/08/2016	UTD	UTD	Yes		03/08/2016	Not attempting to contact the borrower	Servicer made contact with the borrower to complete the welcome call.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Servicer made contact with the borrower to complete the welcome call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
16886292	04/01/2016	01/20/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 10/08/2015 and 01/20/2016 - 04/01/2016	12/24/2015	Not attempting to contact the borrower	Borrower called in requesting the balance due and wanted to know if servicer got their recent check. Borrower's were trying to make their payments to the prior servicer. Borrower stated she will discuss with borrower 1 and call back.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2015.  Borrower called in requesting the balance due and wanted to know if servicer got their recent check.  Borrower's were trying to make their payments to the prior servicer.  Borrower stated she will discuss with borrower 1 and call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
37928986	04/01/2016	03/28/2016	Owner Occupied	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	Borrower made 3/1/2016 payment. Borrower provided all requested information and declined work out options at this time.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower made 3/1/2016 payment. Borrower provided all requested information and declined work out options at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
32747148	04/01/2016	03/30/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			The servicer noted 10/29/2015 approved for loss mitt but there was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
26286377	04/01/2016	12/28/2015	UTD	UTD	Incomplete	Missing comments from 12/29/2015 - 04/01/2016		Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						No								1	Closed	UTD						UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
40858193	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		02/25/2016	Ongoing dialogue with borrower	Borrower called in and stated that she received an insurance check. Borrower wanted to know if she needed to send the check. Provided the information to the borrower to mail in the check.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower called in and stated that she received an insurance check. Borrower wanted to know if she needed to send the check. Provided the information to the borrower to mail in the check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
23972569	04/01/2016	03/16/2016	UTD	UTD	Yes		03/16/2016	Ongoing dialogue with borrower	The borrower called to confirm that her March payment is being processed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		12/09/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower called to confirm that her March payment is being processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
2282769	04/01/2016	03/30/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
18232231	04/01/2016	03/15/2016	UTD	UTD	Yes		02/23/2016	Ongoing dialogue with borrower	Borrower called in with questions regarding the servicing transfer of her loan. Servicer assisted with her questions and no further concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Borrower called in with questions regarding the servicing transfer of her loan. Servicer assisted with her questions and no further concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
7349098	04/01/2016	03/24/2016	Owner Occupied	Good	Incomplete	Missing comments from 04/01/2015 - 06/18/2015	03/24/2016	Contact attempts - however unable to contact borrower	Borrower stated that the payment she made on 03/21/16 was returned and she contacted the servicer advised the payment will be processed a second time. Borrower stated the funds are still in her account. Servicer advised could take up to 3 days for funds to clear her account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower stated that the payment she made on 03/21/16 was returned and she contacted the servicer advised the payment will be processed a second time. Borrower stated the funds are still in her account.  Servicer advised could take up to 3 days for funds to clear her account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
69717029	04/01/2016	02/10/2016	Owner Occupied	UTD	Yes		01/14/2016	Ongoing dialogue with borrower	Borrower called in to get reinstatement quote and inquired about taxes and why his payment went up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower called in to get reinstatement quote and inquired about taxes and why his payment went up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
22171958	04/01/2016	02/08/2016	Owner Occupied	UTD	Yes		02/28/2016	Ongoing dialogue with borrower	Borrower called and verified information, borrower intention is to set up ACH and wanted to discuss the decision for the missing payment dispute. Borrower disagrees with denial and will send in proof the payment cleared her account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2016.  Borrower called and verified information, borrower intention is to set up ACH and wanted to discuss the decision for the missing payment dispute. Borrower disagrees with denial and will send in proof the payment cleared her account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
46296520	04/01/2016	03/08/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
48316480	04/01/2016	02/29/2016	Occupied-UTD	UTD	Yes		02/22/2016	Ongoing dialogue with borrower	Borrower contacted for welcome call. Borrower asked about weekly payment option and advised the form will be requested.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower contacted for welcome call. Borrower asked about weekly payment option and advised the form will be requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
30865988	04/01/2016	01/30/2016	UTD	UTD	Incomplete	Missing comments from 02/01/2016 - 04/01/2016	01/28/2016	Not attempting to contact the borrower	Borrower unable to access on-line. Servicer provided new account number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Borrower unable to access on-line.  Servicer provided new account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
64406823	04/01/2016	03/11/2016	Owner Occupied	Good	Yes		02/11/2016	Ongoing dialogue with borrower	Borrower called to trying to make payments on the website. Advised her of total amount due and she stated she will pay the balance in 2 payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		07/07/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower called to trying to make payments on the website. Advised her of total amount due and she stated she will pay the balance in 2 payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
97508868	04/01/2016	03/22/2016	UTD	UTD	Yes		03/09/2016	Ongoing dialogue with borrower	The borrower called to make a payment and was given the information for automatic withdrawal.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower called to make a payment and was given the information for automatic withdrawal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
77704547	04/01/2016	03/11/2016	UTD	UTD	Yes		03/03/2016	Not attempting to contact the borrower	Borrower called in to confirm that her payment was received. Servicer advised that it was. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called in to confirm that her payment was received. Servicer advised that it was. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
1780209	04/01/2016	03/15/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			The servicer noted 10/29/2015 approved for loss mitt but there was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
95701172	04/01/2016	03/03/2016	UTD	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	The borrower called to make a payment on the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The borrower called to make a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
40457693	04/01/2016	03/23/2016	UTD	UTD	Yes		07/09/2015	Ongoing dialogue with borrower	The borrower advised 07/09/2015 her RFD is because she has 6 or 7 children living with them and has 2 more car payments. 10/29/2015 approved for loss mitigation noted but I am unable to confirm terms. Nothing else noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/29/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  The borrower advised 07/09/2015 her RFD is because she has 6 or 7 children living with them and has 2 more car payments.  10/29/2015 approved for loss mitigation noted but I am unable to confirm terms.  Nothing else noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
38131493	04/01/2016	03/02/2016	UTD	UTD	Yes		03/02/2016	Ongoing dialogue with borrower	Borrower 2 called with promise to pay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower 2 called with promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
9705979	04/01/2016	03/31/2016	UTD	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	Borrower made and EZ payment and waived the processing fee. Discussed modification with borrower and borrower needed other balances on the account for current late fee, escrow advances and loan level advances.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower made and EZ payment and waived the processing fee. Discussed modification with borrower and borrower needed other balances on the account for current late fee, escrow advances and loan level advances.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
10577502	04/01/2016	03/25/2016	UTD	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	Borrower was advised that statement was mailed before the current payment was received and that the statement billing cycle closes between the 13th to 15th of each month.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	Chapter 13			12/XX/2015			No				No		No		Limited information of bankruptcy provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower was advised that statement was mailed before the current payment was received and that the statement billing cycle closes between the 13th to 15th of each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  Limited information of bankruptcy provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
28383191	04/01/2016	04/03/2016	UTD	UTD	Yes		04/01/2016	Contact attempts - however unable to contact borrower	Borrower advised did not sign auto draft for ACH on the account and wants to cancel. Borrower was charged $35.00 for NSF. Borrower stated will contact prior servicer for the 1098 and will contact the new servicer next for payment processing.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/29/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower advised did not sign auto draft for ACH on the account and wants to cancel.  Borrower was charged $35.00 for NSF.   Borrower stated will contact prior servicer for the 1098 and will contact the new servicer next for payment processing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
7560377	04/01/2016	03/16/2016	Owner Occupied	Good	Yes		11/07/2015	Not attempting to contact the borrower	06/15/2015 the borrower advised her RFD is due to home repairs. 10/22/2015 approved for loss mitigation noted. The servicer noted 11/07/2015 the borrower’s modification request has been denied as the loan was modified a year ago. Nothing else noted	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/07/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2015.  06/15/2015 the borrower advised her RFD is due to home repairs.  10/22/2015 approved for loss mitigation noted.  The servicer noted 11/07/2015 the borrower’s modification request has been denied as the loan was modified a year ago.  Nothing else noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
81747810	04/01/2016	03/18/2016	UTD	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	The borrower called to make a payment. They were advised of workout options and declined.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	03/18/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  The borrower called to make a payment. They were advised of workout options and declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
58755518	04/01/2016	03/09/2016	UTD	UTD	Yes		02/17/2016	Ongoing dialogue with borrower	Borrower made a payment in the amount of $1,237.18. Borrower stated that he didn't know that the account was transfer and that he is going through a divorce.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower made a payment in the amount of $1,237.18. Borrower stated that he didn't know that the account was transfer and that he is going through a divorce.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
92254577	04/01/2016	04/04/2016	UTD	UTD	Yes		03/01/2016	Ongoing dialogue with borrower	Borrower called and wanted information on the servicing of her loan, asked if she could set up ACH and if Home Insurance had been paid. Advised a payment was just made and that she can set up ACH online.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No		03/01/2016		Retention	No								1	Discharged	Chapter 13	9/XX/2011		2/XX/2016			Yes	10/XX/2011		$28.68	No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called and wanted information on the servicing of her loan, asked if she could set up ACH and if Home Insurance had been paid. Advised a payment was just made and that she can set up ACH online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2011.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
33106650	04/01/2016	03/31/2016	UTD	UTD	Yes		03/31/2016	Not attempting to contact the borrower	Borrower called in to make a payment in the amount of $1457.37 effective 04/01/16.	No	N/A	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Active	Chapter 13	4/XX/2011					Yes	5/XX/2011			No		N/A		Active bankruptcy. Notes have little detail regarding bankruptcy.																				UTD	Good	Good	Temporary	Good	Moderate
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called in to make a payment in the amount of $1457.37 effective 04/01/16.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2011.  Active bankruptcy.  Notes have little detail regarding bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
																																																																																				Bankruptcy		2	Bankruptcy
21457694	04/01/2016	04/05/2016	Owner Occupied	UTD	Incomplete	Missing comments from 04/01/2015 - 05/04/2015	07/07/2015	Contact attempts - however unable to contact borrower	Spoke to borrower who made a payment of $759.47, effective 7/10/2015. Borrower has multiple loans.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Spoke to borrower who made a payment of $759.47, effective 7/10/2015. Borrower has multiple loans.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
72365497	04/01/2016	03/16/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 05/28/2015 reflects Oklahoma tornado flooding noted by FEMA for 05/26/2015 but no evidence of damage noted.	Performing	Regular Payments	1
50373717	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		06/09/2015	Ongoing dialogue with borrower	Third party called for borrower, Advised that the credit reported discrepancies need to be removed immediately from her report, there are no late fees in system and the credit has been reporting multiple lates.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  Third party called for borrower, Advised that the credit reported discrepancies need to be removed immediately from her report, there are no late fees in system and the credit has been reporting multiple lates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
66344918	04/01/2016	04/01/2016	Vacant	UTD	Yes		03/16/2016	Ongoing dialogue with borrower	Authorized 3rd party made a payment in the amount of $5,635.06 and advised that she doesn't want the account escrowed for taxes. Advised the person that she would need to submit a written request.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	No																										Yes	03/02/2016	Yes																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Authorized 3rd party made a payment in the amount of $5,635.06 and advised that she doesn't want the account escrowed for taxes. Advised the person that she would need to submit a written request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Death of mortgagor
11285907	04/01/2016	02/04/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
92835212	04/01/2016	03/15/2016	UTD	UTD	Yes		03/15/2015	Ongoing dialogue with borrower	Borrower called to make an easy payment. Verified information and declined ACH. Borrower advised of payment options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		03/15/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2015.  Borrower called to make an easy payment. Verified information and declined ACH. Borrower advised of payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
26844831	04/01/2016	03/15/2016	Owner Occupied	UTD	Yes		03/14/2016	Ongoing dialogue with borrower	Borrower called for assistance in waiving ez pay fee. Borrower received waiver and was advised of fee free payment options for the loan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called for assistance in waiving ez pay fee. Borrower received waiver and was advised of fee free payment options for the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
63702682	04/01/2016	03/21/2016	Owner Occupied	Good	Yes		03/18/2016	Ongoing dialogue with borrower	The borrower stated that he did not want any more calls.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  The borrower stated that he did not want any more calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
20364949	04/01/2016	03/31/2016	Owner Occupied	Good	Yes		03/31/2016	Ongoing dialogue with borrower	Borrower made an EZ payment in the amount of $2,399.13 with a waived fee as a courtesy. Borrower stated that they were interested in changing the due date on the account and would set-up ACH on the account when it is changed. Borrower was advised of the process of changing the dates.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower made an EZ payment in the amount of $2,399.13 with a waived fee as a courtesy. Borrower stated that they were interested in changing the due date on the account and would set-up ACH on the account when it is changed. Borrower was advised of the process of changing the dates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
75767125	04/01/2016	03/08/2016	UTD	UTD	Yes		08/20/2015	Contact attempts - however unable to contact borrower	Borrower requested assistance to lower his monthly payment. Servicer advised they have been trying to contact him since March. Borrower states he has the documents needed for a modification review. No further questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2015.  Borrower requested assistance to lower his monthly payment. Servicer advised they have been trying to contact him since March. Borrower states he has the documents needed for a modification review. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
68900189	04/01/2016	03/31/2016	Owner Occupied	Good	Yes		10/31/2015	Ongoing dialogue with borrower	Borrower called and made a promise to pay. Late fee waived as courtesy to the borrower. Borrower also made promise to pay commitment for future payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2015.  Borrower called and made a promise to pay. Late fee waived as courtesy to the borrower. Borrower also made promise to pay commitment for future payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
53429141	04/01/2016	03/18/2016	UTD	UTD	Yes		08/24/2015	Ongoing dialogue with borrower	Borrower called and confirmed they are having servicing problems.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		08/24/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  Borrower called and confirmed they are having servicing problems.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
3489112	04/01/2016	03/14/2016	UTD	UTD	Yes		12/08/2015	Ongoing dialogue with borrower	The borrower called to make a payment and advised that he was not receiving statements. Borrower advised that was due to the loan being behind. The loan was reinstated 12/08/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  The borrower called to make a payment and advised that he was not receiving statements. Borrower advised that was due to the loan being behind. The loan was reinstated 12/08/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
11020570	04/01/2016	04/05/2016	UTD	UTD	Yes		03/26/2016	Ongoing dialogue with borrower	Borrower stated she would mail a payment with cashiers check on 03/28/2016; declined ACH and assistance. Notes indicate that borrower made an ez pay payment on 04/06/2016 and it is not clear if this was for the 03/01/2016 or 04/01/2016 payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2016.  Borrower stated she would mail a payment with cashiers check on 03/28/2016; declined ACH and assistance.  Notes indicate that borrower made an ez pay payment on 04/06/2016 and it is not clear if this was for the 03/01/2016 or 04/01/2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
46400657	04/01/2016	03/25/2016	Owner Occupied	Good	Yes		08/13/2015	Ongoing dialogue with borrower	Borrowers authorized daughter called and made a promise to pay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/12/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Borrowers authorized daughter called and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
34572405	04/01/2016	03/29/2016	Occupied-UTD	UTD	Yes		10/23/2015	Not attempting to contact the borrower	Borrower updated mailing address. Borrower made payment for 09/2015 due date.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  Borrower updated mailing address.  Borrower made payment for 09/2015 due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
63523076	04/01/2016	03/31/2016	Owner Occupied	Good	Yes		03/22/2016	Ongoing dialogue with borrower	The borrower advised that they would make both payments on the 29th.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/22/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  The borrower advised that they would make both payments on the 29th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
50462070	04/01/2016	04/05/2016	Occupied-UTD	Good	Yes		04/05/2016	Ongoing dialogue with borrower
The servicers noted 04/04/2015 that loss mitigation has been offered to the borrower but he refused. The borrower advised his RFD is because he was out of work for 8 months.  07/25/2015 an authorized 3rd party has asked what she needs to do to have the loan transferred into her name as she is the executor of the estate as she wants to assume the loan.  07/30/2015 the comments also reflect an active foreclosure that has been placed on hold.  08/05/2015 the borrower is deceased noted.  A proceed with foreclosure was noted 09/25/2015.  The borrower was advised 11/11/2015 of the modification denial and was advised of the other options of deed in lieu, short sale or full reinstatement.  12/24/2015 full reinstatement received for $7987.43.  01/11/2016 foreclosure closed and billed.  Nothing else noted.
										No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	Yes	Other Modification	11/11/2015	No	Retention	No																									3/XX/2015	No		Yes																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  The servicers noted 04/04/2015 that loss mitigation has been offered to the borrower but he refused. The borrower advised his RFD is because he was out of work for 8 months.  07/25/2015 an authorized 3rd party has asked what she needs to do to have the loan transferred into her name as she is the executor of the estate as she wants to assume the loan.  07/30/2015 the comments also reflect an active foreclosure that has been placed on hold.  08/05/2015 the borrower is deceased noted.  A proceed with foreclosure was noted 09/25/2015.  The borrower was advised 11/11/2015 of the modification denial and was advised of the other options of deed in lieu, short sale or full reinstatement.  12/24/2015 full reinstatement received for $7987.43.  01/11/2016 foreclosure closed and billed.  Nothing else noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			The date of death could not be confirmed. The 12/9/2015 was a collection comment indicating that the primary borrower was deceased. On 7/25/2015 we discovered that the executors of the estate were the son and daughter of the deceased mother. Comments suggest that they would like to assume the loan and transfer the loan to their names. Comments on 8/5/2015 indicate that the death certificate was received on 8/4/2015 but there is no exact date provided for the date of death. However, comments on 8/21/2015 indicate that the primary RFD is Death of primary borrower with a start date of 3/1/2015.	Performing	Regular Payments	3	Deceased borrower
42933874	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		02/25/2016	Contact attempts - however unable to contact borrower	Borrower called in payment to bring the account current and declined workout options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	02/25/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower called in payment to bring the account current and declined workout options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Moderate risk: Numerous demands and pre-foreclosure review in past 12 months.	Performing	Performing under Modification	1	Performing
93347209	04/01/2016	03/09/2016	Owner Occupied	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Promise to pay on 3/10/2016 in the amount of $301.38.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Promise to pay on 3/10/2016 in the amount of $301.38.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
44938668	04/01/2016	02/04/2016	UTD	UTD	Yes		01/13/2016	Ongoing dialogue with borrower	Borrower called in to make a payment for the Oct. Nov. Dec. and Jan payments. Borrower expressed interest in ACH; no indication that it was set up. The borrower stated on 01062016 that the source of funds would be a 401K.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Borrower called in to make a payment for the Oct. Nov. Dec. and Jan payments.  Borrower expressed interest in ACH; no indication that it was set up.  The borrower stated on 01062016 that the source of funds would be a 401K.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
79707500	04/01/2016	03/21/2016	UTD	UTD	Yes		03/18/2016	Contact attempts - however unable to contact borrower	Borrower called in to make a promise to pay for 3/19/2016. Lender advised of the workout options; borrower advised not interested.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	03/18/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Borrower called in to make a promise to pay for 3/19/2016. Lender advised of the workout options; borrower advised not interested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
59356243	04/01/2016	03/25/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
3573222	04/01/2016	01/21/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
20608392	04/01/2016	03/24/2016	Owner Occupied	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	M1 called in, received letter that stated they cannot complete request for doc requested, advised that she requested mod docs from prior servicer. Borrower stated it was an inquiry, she did not apply.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/24/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  M1 called in, received letter that stated they cannot complete request for doc requested, advised that she requested mod docs from prior servicer. Borrower stated it was an inquiry, she did not apply.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
98145270	04/01/2016	03/14/2016	UTD	UTD	Yes		07/06/2015	Ongoing dialogue with borrower	Borrower made a payment in the amount of $1,548.20 for 4 months worth of payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  Borrower made a payment in the amount of $1,548.20 for 4 months worth of payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
22910495	04/01/2016	03/30/2016	Owner Occupied	UTD	Yes		03/07/2016	Not attempting to contact the borrower	Servicer contacted the borrower for the 03/2016 payment. Borrower states she is mailing it today. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Servicer contacted the borrower for the 03/2016 payment. Borrower states she is mailing it today. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
55914033	04/01/2016	03/22/2016	Owner Occupied	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Third party called for ez pay. Borrower expressed interest in ACH.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Third party called for ez pay. Borrower expressed interest in ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
24668448	04/01/2016	03/24/2016	Owner Occupied	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	Requested prior servicer pay history.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Requested prior servicer pay history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
29958906	04/01/2016	03/08/2016	UTD	UTD	Yes		10/30/2015	Ongoing dialogue with borrower	The borrower called to confirm the 1st trial payment was made.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/30/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  The borrower called to confirm the 1st trial payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Modification was processed on 12/XX/2015.	Performing	Performing under Modification	1
23729533	04/01/2016	03/10/2016	UTD	UTD	Yes		01/29/2016	Not attempting to contact the borrower	Borrower requested payment assistance that may be available. Servicer advised due to PSA restriction loan is not modification eligible.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No		01/05/2016		Retention	Yes								1	UTD	Chapter 13	9/XX/2010					UTD				UTD		No		Comments do not reflect the current status of the bankruptcy however there is no indication that it is still active.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Borrower requested payment assistance that may be available. Servicer advised due to PSA restriction loan is not modification eligible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxxxx.  The most recent bankruptcy status is not available in the information provided.  Comments do not reflect the current status of the bankruptcy however there is no indication that it is still active.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
17130963	04/01/2016	03/03/2016	Owner Occupied	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Borrower called to make ez pay. 02/24/2016 borrower stated the primary name was removed prior to servicing transfer due to death of borrower. He was advised of documents needed for the deceased customer executor of estate.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	Yes																										No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called to make ez pay. 02/24/2016 borrower stated the primary name was removed prior to servicing transfer due to death of borrower. He was advised of documents needed for the deceased customer executor of estate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Deceased borrower.
56306885	04/01/2016	03/31/2016	Owner Occupied	Good	Yes		03/31/2016	Ongoing dialogue with borrower	Borrower called and asked about his insurance payment. Advised that the insurance was paid and will be due for analysis in July when it renews. Borrower will be notified when this occurs.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called and asked about his insurance payment. Advised that the insurance was paid and will be due for analysis in July when it renews.  Borrower will be notified when this occurs.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
16683690	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		02/06/2016	Ongoing dialogue with borrower	Borrower made a promise to pay 02/17/2016 for $1830.44. She declined all workout options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/06/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2016.  Borrower made a promise to pay 02/17/2016 for $1830.44. She declined all workout options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
43206409	04/01/2016	02/10/2016	UTD	UTD	Yes		02/01/2016	Not attempting to contact the borrower	Borrower stated that he received a copy of the executed modification. Borrower stated that payment was mailed and should be received soon. Borrower was offered ACH but borrower stated that they prefer to mail in payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower stated that he received a copy of the executed modification. Borrower stated that payment was mailed and should be received soon. Borrower was offered ACH but borrower stated that they prefer to mail in payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
4197434	04/01/2016	01/04/2016	UTD	UTD	Yes		12/01/2015	Not attempting to contact the borrower	Authorized third party called in and sent an ACH in the amount of $2,839.71 on 11/25/15.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Authorized third party called in and sent an ACH in the amount of $2,839.71 on 11/25/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
84233289	04/01/2016	03/21/2016	Owner Occupied	UTD	Yes		02/03/2016	Ongoing dialogue with borrower	The borrower called to get the cure amount. She advised that she would make the payment before 2/25/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/29/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  The borrower called to get the cure amount. She advised that she would make the payment before 2/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
84857077	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	The borrower called in to ask about the 1098 form. The borrower asked about the escrow shortage and was provided options to pay the balance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower called in to ask about the 1098 form.  The borrower asked about the escrow shortage and was provided options to pay the balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
23856181	04/01/2016	03/10/2016	UTD	UTD	Yes		02/11/2016	Not attempting to contact the borrower	Borrower called in to make a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		12/23/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower called in to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
21384402	04/01/2016	01/25/2016	UTD	UTD	Yes		01/25/2016	Ongoing dialogue with borrower	09/25/2015 the borrower was advised of the delinquency on the account but declined the servicers offer for a workout option. She advised she would make a payment by the end of the month. 01/25/2016 the borrower has again refused the servicers request to modify the loan. There was no other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/25/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  09/25/2015 the borrower was advised of the delinquency on the account but declined the servicers offer for a workout option.  She advised she would make a payment by the end of the month.  01/25/2016 the borrower has again refused the servicers request to modify the loan.  There was no other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 11/09/2012 reflects modification booked but no specifics noted.	Performing	Regular Payments	1
56178852	04/01/2016	03/28/2016	Owner Occupied	UTD	Yes		10/05/2015	Not attempting to contact the borrower	M1 called in Ezpay scheduled. Borrower stated payment late due to death in the family.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  M1 called in Ezpay scheduled. Borrower stated payment late due to death in the family.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
27098807	04/01/2016	03/15/2016	Owner Occupied	UTD	Yes		03/07/2016	Not attempting to contact the borrower	Borrower called in to see if she had any unpaid late fees. Servicer informed there were no late fees. Borrower is going to call back to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called in to see if she had any unpaid late fees. Servicer informed there were no late fees. Borrower is going to call back to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
7854972	04/01/2016	03/07/2016	Owner Occupied	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	The borrower called and made 3 payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/20/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The borrower called and made 3 payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
98827352	04/01/2016	03/21/2016	UTD	UTD	Yes		01/22/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 01/22/2016 to make a payment by phone in the amount of $919.20. The borrower declined to discuss workout options with the servicer.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The borrower contacted the servicer on 01/22/2016 to make a payment by phone in the amount of $919.20. The borrower declined to discuss workout options with the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
58859518	04/01/2016	03/14/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing.
55800088	04/01/2016	03/18/2016	Owner Occupied	UTD	Yes		02/24/2016	Ongoing dialogue with borrower	M1 called in, due for the 01/01/2016 forbearance payment however he is contractually current. Difficult to understand the m1. M1 stated unable to afford the forbearance payment, advised to make the payment or his contractual payment at least.	No		Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  M1 called in, due for the 01/01/2016 forbearance payment however he is contractually current.  Difficult to understand the m1. M1 stated unable to afford the forbearance payment, advised to make the payment or his contractual payment at least.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
85681584	04/01/2016	04/01/2016	Owner Occupied	Good	Yes		04/01/2016	Ongoing dialogue with borrower	Borrower called in to ask for a refund on a $34 fee that was charged to him for the 3/31/2016 payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in to ask for a refund on a $34 fee that was charged to him for the 3/31/2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
60323963	04/01/2016	04/01/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
59058874	04/01/2016	02/01/2016	UTD	UTD	Yes		06/16/2015	Contact attempts - however unable to contact borrower	The borrower called to see what happened to the payment she made on 6/1/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2015.  The borrower called to see what happened to the payment she made on 6/1/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
10708027	04/01/2016	03/29/2016	Owner Occupied	UTD	Yes		02/19/2016	Ongoing dialogue with borrower	Borrower made an ez pay promise to pay on 05/09/2016 for $474.63. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower made an ez pay promise to pay on 05/09/2016 for $474.63. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
78369213	04/01/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
8359263	04/01/2016	03/15/2016	Owner Occupied	UTD	Yes		03/15/2016	Not attempting to contact the borrower	M1 called in to make Ezpay scheduled for 03/16/2016. Borrower declined name change, stated she is fine the way it is.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  M1 called in to make Ezpay scheduled for 03/16/2016. Borrower declined name change, stated she is fine the way it is.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
80187687	04/01/2016	02/29/2016	UTD	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Borrower was calling about the new payment of $920.91. Borrower wanted to verify date. Lender advised starts May 1st. Borrower requested loan modification then changed her mind. Borrower will be refinancing. Lender advised to cancel the process.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other	02/29/2016	No	Retention	Yes								1	Discharged	Chapter 7	5/XX/2012		9/XX/2012			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower was calling about the new payment of $920.91.  Borrower wanted to verify date.  Lender advised starts May 1st.  Borrower requested loan modification then changed her mind.  Borrower will be refinancing.  Lender advised to cancel the process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
39902265	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		12/15/2015	Ongoing dialogue with borrower	Called in to make 12/1/2015 payment, PTP 12/16/2015 $1279.44.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  Called in to make 12/1/2015 payment, PTP 12/16/2015 $1279.44.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
30648800	04/01/2016	04/01/2016	UTD	UTD	Yes		04/01/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 04/01/2016 to make a payment by phone in the amount of $985.31.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower contacted the servicer on 04/01/2016 to make a payment by phone in the amount of $985.31.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	The loan is performing.
19609733	04/01/2016	03/24/2016	Owner Occupied	UTD	Yes		08/06/2015	Ongoing dialogue with borrower	Borrower called for a promise to pay. Borrower advised of the cure amount and did not want to make the $15 payment fee. Stated she will call the bank.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2015.  Borrower called for a promise to pay. Borrower advised of the cure amount and did not want to make the $15 payment fee. Stated she will call the bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
25453543	04/01/2016	04/04/2016	Owner Occupied	Good	Yes		04/28/2015	Ongoing dialogue with borrower	04/28/2015 the borrower advised he is not interested in loss mitigation options and advised his RFD is due to excessive obligations.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/28/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2015.  04/28/2015 the borrower advised he is not interested in loss mitigation options and advised his RFD is due to excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
80625013	03/22/2016	02/29/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
97006840	03/22/2016	01/20/2016	UTD	UTD	Yes		09/16/2015	Not attempting to contact the borrower	Borrower called to reschedule her monthly ACH payment. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower called to reschedule her monthly ACH payment. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
77448002	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 03/04/2016 to set up a payment to occur on 03/25/2016 in the amount of $636.57. The servicer discussed late charges and credit bureau reporting with the borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The borrower contacted the servicer on 03/04/2016 to set up a payment to occur on 03/25/2016 in the amount of $636.57.  The servicer discussed late charges and credit bureau reporting with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
15765347	03/22/2016	03/14/2016	Owner Occupied	UTD	Yes		03/01/2016	Ongoing dialogue with borrower	The borrower was advised that the repayment plan was completed and that he would have to make normal payments starting 3/1/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	03/01/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  The borrower was advised that the repayment plan was completed and that he would have to make normal payments starting 3/1/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
28826007	03/22/2016	04/07/2016	UTD	UTD	Yes		12/07/2015	Not attempting to contact the borrower	Borrower called in and made a payment in amount of $1389.73 and was provided with confirmation number. Agent provided borrower with next due date. Agent noted inactive non reaffirmed bankruptcy.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	UTD						UTD				UTD		No		Comments reflect a discharged bankruptcy with no further information available.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower called in and made a payment in amount of $1389.73 and was provided with confirmation number. Agent provided borrower with next due date. Agent noted inactive non reaffirmed bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy with no further information available.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
83967384	03/22/2016	03/14/2016	Owner Occupied	Average	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower stated she did a modification and per what she was told, she did not make any payments during modification period. Credit report is showing 9 missed payments. Call was transferred to HAT, servicer advised to of fax number to send in written dispute.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		03/07/2016		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower stated she did a modification and per what she was told, she did not make any payments during modification period.  Credit report is showing 9 missed payments.  Call was transferred to HAT, servicer advised to of fax number to send in written dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
38552523	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		06/01/2015	Ongoing dialogue with borrower	Borrower called in to get information on making payments by XXX. Stated they do not have enough at this time to catch up on payments due to lack of surplus. Discussed extension. refinance, modification. Borrower stated they would call back in a few days to discuss further.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  Borrower called in to get information on making payments by XXX. Stated they do not have enough at this time to catch up on payments due to lack of surplus. Discussed extension. refinance, modification. Borrower stated they would call back in a few days to discuss further.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
74334766	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		01/26/2016	Not attempting to contact the borrower	wanted to set up post dated payment, borrower stated makes payments later in the month due to income being later in the month. Advised borrower they can be reviewed for assistance to try and help and to reduce future late fees.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  wanted to set up post dated payment, borrower stated makes payments later in the month due to income being later in the month. Advised borrower they can be reviewed for assistance to try and help and to reduce future late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
48542842	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		02/01/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 02/01/2016 to make a payment by phone in the amount of $1,701.20. Borrowers payments late in the month due to payroll dates. Stated there are no changes in her financial situation.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower contacted the servicer on 02/01/2016 to make a payment by phone in the amount of $1,701.20. Borrowers payments late in the month due to payroll dates. Stated there are no changes in her financial situation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
77595679	03/22/2016	04/02/2016	Owner Occupied	UTD	Yes		08/13/2015	Not attempting to contact the borrower	Borrower states she is having a hardship due to sending her kids to college and requested assistance. Servicer explained the assistance process and documentation needed for the review.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/13/2015	No	Retention	Yes								1	Discharged	Chapter 7	2/XX/2015		6/XX/2015			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Borrower states she is having a hardship due to sending her kids to college and requested assistance. Servicer explained the assistance process and documentation needed for the review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
68777231	03/22/2016	04/11/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Borrower called in and scheduled a payment in amount of $1383.23 and was provided with confirmation number. Borrower re set up recurring payments for the 16th of each month beginning 04/16/2016 and rescheduled payment for 03/16/2016 as well.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	UTD						UTD				UTD		UTD		Comments reflect at time of contacts with borrower that the agent has provided inactive bankruptcy disclosure. Details of bankruptcy not provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called in and scheduled a payment in amount of $1383.23 and was provided with confirmation number. Borrower re set up recurring payments for the 16th of each month beginning 04/16/2016 and rescheduled payment for 03/16/2016 as well.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments reflect at time of contacts with borrower that the agent has provided inactive bankruptcy disclosure. Details of bankruptcy not provided.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
46951551	03/22/2016	03/18/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	The loan is performing.
86846899	03/22/2016	03/29/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
32198691	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		03/14/2016	Ongoing dialogue with borrower	Borrower called with promise to pay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called with promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
50988865	03/22/2016	01/15/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
37760743	03/22/2016	04/09/2016	UTD	UTD	Yes		06/01/2015	Not attempting to contact the borrower	Borrower calling in regarding modifying her loan for a lower interest rate. Servicer advised that typically a modification does not set out to change the interest rate permanently. Servicer advised a modification will extend out the terms of her loan. Borrower stated she is not able to refinance. Servicer tried to give her details on how to apply for a modification but call was disconnected.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/01/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  Borrower calling in regarding modifying her loan for a lower interest rate.  Servicer advised that typically a modification does not set out to change the interest rate permanently.  Servicer advised a modification will extend out the terms of her loan.  Borrower stated she is not able to refinance.  Servicer tried to give her details on how to apply for a modification but call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
1946150	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		02/27/2016	Ongoing dialogue with borrower	Borrower called regarding a letter about his taxes were not paid. Borrower wanted to know why escrow account was negative when he pays into it each month. Borrower transferred to a supervisor.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2016.  Borrower called regarding a letter about his taxes were not paid. Borrower wanted to know why escrow account was negative when he pays into it each month. Borrower transferred to a supervisor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
39627071	03/22/2016	03/31/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
63949013	03/22/2016	03/22/2016	UTD	UTD	Yes		05/04/2015	Contact attempts - however unable to contact borrower	The borrower advised that they would make a payment before the 16th online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  The borrower advised that they would make a payment before the 16th online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
62977552	03/22/2016	03/17/2016	Owner Occupied	UTD	Yes		01/07/2016	Ongoing dialogue with borrower	Borrower is no longer interested in assistance. Stated they were able to catch up and will not be doing any loss mitigation.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower is no longer interested in assistance. Stated they were able to catch up and will not be doing any loss mitigation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
92312729	03/22/2016	01/19/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
98114279	03/22/2016	03/04/2016	UTD	UTD	Yes		11/17/2015	Ongoing dialogue with borrower	Borrower called and was advised of the current status of account, set up recurring payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  Borrower called and was advised of the current status of account, set up recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
11095533	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		09/21/2015	Not attempting to contact the borrower	The borrower contacted the servicer on 09/21/2015 to inquire about an extension. The servicer advised that the borrower would need to submit updated income and expense information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  The borrower contacted the servicer on 09/21/2015 to inquire about an extension.  The servicer advised that the borrower would need to submit updated income and expense information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
25375401	03/22/2016	03/10/2016	UTD	UTD	Yes		02/08/2016	Ongoing dialogue with borrower	The borrower called about the insurance information.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No			Yes	No																																								N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The borrower called about the insurance information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
34784505	03/22/2016	02/02/2016	Owner Occupied	Good	Yes		01/04/2016	Ongoing dialogue with borrower	Borrower called and stated primary borrower passed on November XX, 2015. Borrower set up recurring payment for term of loan. Borrower changed mailing address for home.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	Yes																									11/XX/2015	No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower called and stated primary borrower passed on November 1, 2015. Borrower set up recurring payment for term of loan. Borrower changed mailing address for home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Deceased borrower. Performing.
34838624	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
11268947	03/22/2016	04/13/2016	UTD	UTD	Yes		06/30/2015	Contact attempts - however unable to contact borrower	Inbound call, set may payment for 06/30/2015 and June/July payments for 07/27/2015, no assistance for now since able to bring account current and will be able to do so in the future.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		06/30/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Inbound call, set may payment for 06/30/2015 and June/July payments for 07/27/2015, no assistance for now since able to bring account current and will be able to do so in the future.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
17578798	03/22/2016	03/07/2016	Owner Occupied	UTD	Yes		02/01/2016	Ongoing dialogue with borrower	The servicer informed the borrower on 02/01/2016 that to qualify for a home equity line of credit, the modification process must be started.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The servicer informed the borrower on 02/01/2016 that to qualify for a home equity line of credit, the modification process must be started.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	The loan is performing.
47082468	03/22/2016	02/15/2016	UTD	UTD	Yes		10/26/2015	Ongoing dialogue with borrower	Borrower called to speak with Insurance department to have the insurance claim check endorsed.	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No				Retention	No																													Yes	08/10/2015	$8,132.00	08/10/2015	10/27/2015-Comments indicate a caim check was received for Storm damages that were reported on 08/10/2015. UTD if repairs had been made.	UTD	UTD	In Process		No		No	Yes			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  Borrower called to speak with Insurance department to have the insurance claim check endorsed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  10/27/2015-Comments indicate a caim check was received for Storm damages that were reported on 08/10/2015. UTD if repairs had been made.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Property damage
12123606	03/22/2016	03/28/2016	Owner Occupied	UTD	Yes		02/29/2016	Not attempting to contact the borrower	Borrower called in to make payment in the amount of $900.75, effective 02/29/16.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		06/29/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called in to make payment in the amount of $900.75, effective 02/29/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
55213525	03/22/2016	02/10/2016	Owner Occupied	UTD	Yes		02/09/2016	Ongoing dialogue with borrower	The borrower called to make a payment on the account. Borrower provided bankruptcy disclosure. Advised of amount due, borrower refused update on income and expenses.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/17/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower called to make a payment on the account. Borrower provided bankruptcy disclosure. Advised of amount due, borrower refused update on income and expenses.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
67966554	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		09/02/2015	Ongoing dialogue with borrower	Borrower called and was educated on the current balance of the loan and how a payoff is calculated.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	No				Retention	No																																										Filed	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2015.  Borrower called and was educated on the current balance of the loan and how a payoff is calculated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  03/07/2016- Loan appears to be in 2nd position due to judgment entered for $7305.86, recorded xxxxxxx, no satisfaction located.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Title issue.
27192119	03/22/2016	04/12/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
93688669	03/22/2016	03/31/2016	UTD	UTD	Yes		06/22/2015	Not attempting to contact the borrower	Borrower called in to make a payment in the amount of $1,456.33 on 06/26/15. Reason for default is overextended.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	06/22/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  Borrower called in to make a payment in the amount of $1,456.33 on 06/26/15.  Reason for default is overextended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
75158318	03/22/2016	03/21/2016	UTD	UTD	Yes		11/10/2015	Not attempting to contact the borrower	Servicer called and spoke with borrower and advised of total amount due. Income and expenses not updated as borrower refused. Follow up set for 11/17/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  Servicer called and spoke with borrower and advised of total amount due. Income and expenses not updated as borrower refused. Follow up set for 11/17/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
38920727	03/22/2016	03/21/2016	Owner Occupied	Good	Yes		09/15/2015	Ongoing dialogue with borrower	09/15/2015 the borrower advised he has been fixing up the home for the new renters to move in. He advised he will send a payment in once they pay their deposit. He advised they plan on retaining the property and their RFD is because the tenants fell behind. Financials mailed to the borrower 10/05/2015 but nothing to indicate an approval. Nothing else noted	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  09/15/2015 the borrower advised he has been fixing up the home for the new renters to move in.  He advised he will send a payment in once they pay their deposit.  He advised they plan on retaining the property and their RFD is because the tenants fell behind.  Financials mailed to the borrower 10/05/2015 but nothing to indicate an approval.  Nothing else noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
56824962	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
81175800	03/22/2016	04/02/2016	UTD	UTD	Yes		04/02/2016	Ongoing dialogue with borrower	Borrower called in to make a payment by phone. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  Borrower called in to make a payment by phone. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
54718991	04/01/2016	03/23/2016	Owner Occupied	UTD	Incomplete	Missing comments from 04/01/2015 - 10/08/2015	03/22/2016	Ongoing dialogue with borrower	Borrower called in and made a payment by phone for $671.08, effective 4/1/2016. Also set up payments for May and June.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower called in and made a payment by phone for $671.08, effective 4/1/2016. Also set up payments for May and June.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
9268085	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/22/2016	Not attempting to contact the borrower	Inbound call from borrower. borrower made payment to cover total amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Inbound call from borrower.  borrower made payment to cover total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
94586093	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		12/29/2015	Ongoing dialogue with borrower	The servicer advised the borrower of the recurring payment option so that the borrower can decide which day the loan is paid. Borrower advised she can not change the due date.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  The servicer advised the borrower of the recurring payment option so that the borrower can decide which day the loan is paid. Borrower advised she can not change the due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
21039849	04/01/2016	01/04/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 10/08/2015 and 01/05/2016 - 04/01/2016	12/14/2015	Contact attempts - however unable to contact borrower	Borrower called in asking why payment hadn't been processed. Servicer advised account is behind. Servicer set-up ezpay for 12/14/15 in the amount of $1,144.50.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Borrower called in asking why payment hadn't been processed.  Servicer advised account is behind.  Servicer set-up ezpay for 12/14/15 in the amount of $1,144.50.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
84453831	03/22/2016	03/15/2016	UTD	UTD	Yes		10/13/2015	Ongoing dialogue with borrower	Borrower states that she will make the payment by the 15th and requested that the servicer not call XXX-XXX-XXX. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		07/16/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Borrower states that she will make the payment by the 15th and requested that the servicer not call 901-292-9963. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
45190752	03/22/2016	03/21/2016	UTD	UTD	Yes		05/22/2015	Ongoing dialogue with borrower	Borrower stated stop harassing me, I have already made the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  Borrower stated stop harassing me, I have already made the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
78148064	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
40560309	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
18112263	03/22/2016	04/06/2016	Owner Occupied	UTD	Yes		12/08/2015	Not attempting to contact the borrower	The customer called and requested a fee breakdown. Notes indicate one was sent.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	UTD			10/XX/2011			UTD				UTD		No		No other information provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  The customer called and requested a fee breakdown.  Notes indicate one was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.  No other information provided.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Exterior BPO 12/01/2015 valued at $174500. Title issue resolved 02/29/2016 for prior judgment.	Performing	Performing under Modification	1
20936529	03/22/2016	01/19/2016	UTD	UTD	Yes		07/13/2015	Not attempting to contact the borrower	The borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
40085289	03/22/2016	03/03/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						Yes								1	Discharged	UTD						No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
26676405	03/22/2016	02/17/2016	Owner Occupied	UTD	Yes		01/05/2016	Not attempting to contact the borrower	Servicer discussed rate charges and credit bureau reporting. Borrower states she will call back and make a payment before 01/15/2016. Late pays are due to payroll schedule.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Servicer discussed rate charges and credit bureau reporting. Borrower states she will call back and make a payment before 01/15/2016. Late pays are due to payroll schedule.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
74274555	03/22/2016	03/22/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing.
155375	03/22/2016	02/27/2016	UTD	UTD	Yes		07/31/2015	Not attempting to contact the borrower	A third party called to make a payment on the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/06/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2015.  A third party called to make a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
93347749	03/22/2016	03/08/2016	UTD	UTD	Yes		09/14/2015	Not attempting to contact the borrower	Borrower requested information regarding his account details and wanted to set up the loan for ACH payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	No				Retention	No																																										Filed	Other - Borrower Not in Title	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  Borrower requested information regarding his account details and wanted to set up the loan for ACH payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Borrower is not in title. Deed filed and recorded 08/XX/20XX from Borrowers to xxxxxxx. Loan not paid off on this transaction.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comments on 3/8/2016 indicate the the borrower is not in title due to a deed filed and recorded on 8/XX/20XX. The year the deed was recorded could not be identified as the comments cut off the date showing only "8/10/20". However, comments further suggest that the deed does not invalidate either Citi's lien not Citi's interest against the property.	Performing	Regular Payments	3	Title issues. Performing
31309478	03/22/2016	04/12/2016	Owner Occupied	UTD	Yes		03/01/2016	Not attempting to contact the borrower	Called to obtain 1098 form .	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No				Retention	Yes																													Yes		$24,082.41	03/16/2016	Claims check was received on 04/07/2016for $24082.41. Borrower requested that the check be endorsed. No indication that the repairs have been made. Details of the damage were not clearly stated. Water damage is the only detail provided.	Water	UTD	Not Started		UTD		No	UTD			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Called to obtain 1098 form .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claims check was received on 04/07/2016 for $24082.41. Borrower requested that the check be endorsed. No indication that the repairs have been made. Details of the damage were not clearly stated. Water damage is the only detail provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Property damage
81651605	03/22/2016	04/06/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
11631962	03/22/2016	03/11/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
85982193	03/22/2016	03/22/2016	UTD	UTD	Yes		08/12/2015	Contact attempts - however unable to contact borrower	Spoke with borrower and advised of total amount due, discussed late charges and credit bureau reporting. Borrower stated they will pay by 08/21/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2015.  Spoke with borrower and advised of total amount due, discussed late charges and credit bureau reporting. Borrower stated they will pay by 08/21/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
99935750	03/22/2016	03/21/2016	UTD	UTD	Yes		04/13/2015	Ongoing dialogue with borrower	Borrower called about the letter that was received pertaining to late charges, credit reporting and loss mitigation options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/13/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  Borrower called about the letter that was received pertaining to late charges, credit reporting and loss mitigation options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
50031569	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes		03/25/2016	Not attempting to contact the borrower	TT Customer, advised customer of total amount due, phonepay made for the 03/01/2016 payment	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  TT Customer, advised customer of total amount due, phonepay made for the 03/01/2016 payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
58164494	03/22/2016	03/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
21640006	03/22/2016	03/10/2016	Occupied-UTD	Good	Yes		07/03/2015	Ongoing dialogue with borrower	Talk to XXX. Borrower called in wanting to know what his late fees were. Advised of late fees in the amount of $958.32 and servicing fees $85.39. Two payments were set up (1)contractual and (1) of late fees then set up borrower for recurring payments. Borrower is now current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2015.  Talk to XXX. Borrower called in wanting to know what his late fees were. Advised of late fees in the amount of $958.32 and servicing fees $85.39. Two payments were set up (1)contractual and (1) of late fees then set up borrower for recurring payments. Borrower is now current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
66812066	03/22/2016	03/16/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
63530196	03/22/2016	03/07/2016	UTD	UTD	Yes		08/14/2015	Not attempting to contact the borrower	Borrower was contacted to assure the recurring payments were set up properly.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/29/2015	No	Retention	No								1	Discharged	Chapter 7	5/XX/2014		8/XX/2014	10/XX/2014	10/01/2014	No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower was contacted to assure the recurring payments were set up properly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx. The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
68633209	03/22/2016	03/21/2016	UTD	UTD	Yes		07/06/2015	Contact attempts - however unable to contact borrower	The borrower was offered a reoccuring plan. A payment was scheduled for 7/31/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	07/06/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  The borrower was offered a reoccuring plan. A payment was scheduled for 7/31/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
39719899	03/22/2016	02/29/2016	Owner Occupied	UTD	Yes		02/26/2016	Not attempting to contact the borrower	Inbound call from borrower, wanted to verify feburary payment received and wanted to get back with automatic EZpay, stated she has access online advised borrower that she can make application online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Inbound call from borrower, wanted to verify feburary payment received and wanted to get back with automatic EZpay, stated she has access online advised borrower that she can make application online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
92089796	03/22/2016	03/28/2016	UTD	UTD	Yes		04/24/2015	Not attempting to contact the borrower	Borrower made a payment for $770.00 via phone. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2015.  Borrower made a payment for $770.00 via phone. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
33312142	03/22/2016	03/21/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
51826431	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
17456055	03/22/2016	03/07/2016	UTD	UTD	Yes		03/07/2016	Not attempting to contact the borrower	Borrower called in a payment.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/05/2016	No	Retention	Yes								1	Discharged	Chapter 7	3/XX/2014		7/XX/2014			N/A				N/A		Yes																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called in a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
80087722	03/22/2016	03/22/2016	UTD	UTD	Yes		12/19/2015	Ongoing dialogue with borrower	The borrower called as he needed assistance with his online account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/19/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2015.  The borrower called as he needed assistance with his online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
59801944	03/22/2016	04/05/2016	UTD	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Borrower stated that once current she will be able to maintain payments through income.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	01/06/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower stated that once current she will be able to maintain payments through income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
40046564	03/22/2016	03/23/2016	Owner Occupied	UTD	Yes		03/29/2016	Ongoing dialogue with borrower	Inbound call, borrower called to confirm payment, call completed	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Inbound call, borrower called to confirm payment, call completed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
75825761	03/22/2016	04/08/2016	UTD	UTD	Yes		05/04/2015	Not attempting to contact the borrower	Borrower called in upset about her payment due date is incorrect on-line. Servicer edited payment. Reviewed account with borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  Borrower called in upset about her payment due date is incorrect on-line.  Servicer edited payment.  Reviewed account with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
4618814	03/22/2016	04/11/2016	UTD	UTD	Yes		11/24/2015	Not attempting to contact the borrower	Spoke with borrower and she scheduled a payment for 11/24/15. Also spoke with XXX in regards to repayment plan that ended and she did not receive notification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  Spoke with borrower and she scheduled a payment for 11/24/15. Also spoke with XXX in regards to repayment plan that ended and she did not receive notification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
54227755	03/22/2016	03/03/2016	UTD	UTD	Yes		09/14/2015	Ongoing dialogue with borrower	The borrower called to make a payment for July and August.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  The borrower called to make a payment for July and August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
17221912	03/22/2016	04/08/2016	UTD	UTD	Yes		03/16/2016	Ongoing dialogue with borrower	Borrower called in to make a payment by phone in the amount of $3926.54, effective 3/16/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called in to make a payment by phone in the amount of $3926.54, effective 3/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
49014677	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes		03/19/2016	Not attempting to contact the borrower	Borrower called in to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		07/23/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2016.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
27065352	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
63967368	03/22/2016	03/22/2016	UTD	UTD	Yes		11/17/2014	Not attempting to contact the borrower	Borrower states he had some medical issues but will be able to maintain the payment using his SSI and retirement benefits.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	No				Retention	No																																										Not Filed	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2014.  Borrower states he had some medical issues but will be able to maintain the payment using his SSI and retirement benefits.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments on 02/19/2016 indicate a possible Superior liens recorded xxxxxx for $4149.62, 323.52 & $321.32.  Also HOA has started foreclosure proceedings on the property.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Potential litigation issue identified Title issue
34922907	03/22/2016	04/07/2016	UTD	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower called in a web payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called in a web payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 valued subject at $110,000. Title issue for unreleased prior lien resolved 03/07/2015.	Performing	Regular Payments	1	Performing
93096275	03/22/2016	03/08/2016	UTD	UTD	Yes		06/06/2015	Contact attempts - however unable to contact borrower	Spoke with borrower and advised of total amount due. Borrower stated that payment will be sent by regular mail on 6/8/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2015.  Spoke with borrower and advised of total amount due. Borrower stated that payment will be sent by regular mail on 6/8/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
86966303	03/22/2016	01/20/2016	Occupied-UTD	UTD	Yes		11/24/2015	Ongoing dialogue with borrower	Spoke with (husband) XXX, confirming autopay enrollment. Did advise enrolled for recurring draft and the next date is 12/15/2015	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  Spoke with (husband) XXX, confirming autopay enrollment. Did advise enrolled for recurring draft and the next date is 12/15/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
52579739	03/22/2016	01/14/2016	UTD	UTD	Yes		04/02/2015	Not attempting to contact the borrower	The A3P called to get the total amount due on the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2015.  The A3P called to get the total amount due on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
86793700	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
5237100	03/22/2016	04/12/2016	Owner Occupied	UTD	Yes		04/08/2016	Not attempting to contact the borrower	Borrower wanted current draft deleted and extended until the end of the month. Servicer extended payment until 04/30/16	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Borrower wanted current draft deleted and extended until the end of the month.  Servicer extended payment until 04/30/16
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
41180408	03/22/2016	03/21/2016	UTD	UTD	Yes		01/29/2016	Ongoing dialogue with borrower	The borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
60906320	03/22/2016	03/07/2016	UTD	UTD	Yes		12/08/2015	Contact attempts - however unable to contact borrower	Borrower was called as a reminder for payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Borrower was called as a reminder for payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
48883303	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	Borrower called and made promise to pay. Stated the prior payment was sent to prior servicer before transfer of the loan. Borrower was advised of workout options and ach.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower called and made promise to pay. Stated the prior payment was sent to prior servicer before transfer of the loan. Borrower was advised of workout options and ach.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
38687717	03/22/2016	04/11/2016	UTD	UTD	Yes		09/24/2015	Contact attempts - however unable to contact borrower	Spoke with borrower, first contact established, call transferred to Customer service.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2015.  Spoke with borrower, first contact established, call transferred to Customer service.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
55358991	03/22/2016	02/17/2016	Owner Occupied	UTD	Yes		08/31/2015	Ongoing dialogue with borrower	Borrower called to make a payment but was unable to confirm checking account number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2015.  Borrower called to make a payment but was unable to confirm checking account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
63597692	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
99015143	03/22/2016	03/08/2016	Owner Occupied	UTD	Yes		02/11/2016	Ongoing dialogue with borrower	Borrower returning call. Servicer advised the file has been approved for an extension. Servicer advised next due date is 03/01/16 in the amount of 776.34.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	02/11/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower returning call.  Servicer advised the file has been approved for an extension.  Servicer advised next due date is 03/01/16 in the amount of 776.34.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
43793049	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Borrower stated she has cancelled her previous insurance policy. Email conversations pertaining to the modification documentation is ongoing. Borrower is in process of review for new modification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/08/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower stated she has cancelled her previous insurance policy. Email conversations pertaining to the modification documentation is ongoing. Borrower is in process of review for new modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
24255474	03/22/2016	04/11/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						No								1	Discharged	Chapter 7	5/XX/2010		9/XX/2010			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			04/13/2015 the servicer noted a prior chapter bankruptcy filed 05/XX/2010 was discharge 09/XX/2010. No relevant communication from the borrower was noted. Nothing else noted.	Performing	Regular Payments	1
88265785	03/22/2016	03/21/2016	UTD	UTD	Yes		06/30/2015	Not attempting to contact the borrower	The borrower called to take care of the contractual payment and late charges. Borrower is self employed and has some slow receivables.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  The borrower called to take care of the contractual payment and late charges. Borrower is self employed and has some slow receivables.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
84827460	03/22/2016	03/01/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
28702273	03/22/2016	03/07/2016	Owner Occupied	UTD	Yes		02/09/2016	Not attempting to contact the borrower	borrower stated will pay within the grace period	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  borrower stated will pay within the grace period
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
13727917	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		02/27/2016	Contact attempts - however unable to contact borrower	Borrower agreed to pay the total amount due but rejected recurring payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/08/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2016.  Borrower agreed to pay the total amount due but rejected recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
56339287	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes		05/14/2015	Contact attempts - however unable to contact borrower	Borrower called in to see if documents were received. Borrower upset said documents have been sent a number of times and have not been received. Agent offered other mail options but borrower declined and requested to speak with supervisor. 5/28/2015 - verified with borrower all documents were accepted and all needed is the copies showing the Trust registered with the Courts.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	05/14/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2015.  Borrower called in to see if documents were received. Borrower upset said documents have been sent a number of times and have not been received. Agent offered other mail options but borrower declined and requested to speak with supervisor. 5/28/2015 - verified with borrower all documents were accepted and all needed is the copies showing the Trust registered with the Courts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
38727164	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	The borrower called in to make a payment and was advised that he was on a recurring plan. The borrower stated on 10/05/2015 that he had become unemployed, could no longer afford mortgage, was looking for a job and that the source of funds was savings. Employment information has not been updated since. Borrower was sent a new HAMP application 10/19/2015 although the loan was HAMP modified 11/04/2013. No new income/expense documents were received.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/19/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower called in to make a payment and was advised that he was on a recurring plan.  The borrower stated on 10/05/2015 that he had become unemployed, could no longer afford mortgage, was looking for a job and that the source of funds was savings.  Employment information has not been updated since.  Borrower was sent a new HAMP application 10/19/2015  although the loan was HAMP modified 11/04/2013.  No new income/expense documents were received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
10153870	03/22/2016	03/15/2016	Occupied-UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower called and was advised of total amount due, borrower refused to update income and expenses. Borrower made payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called and was advised of total amount due, borrower refused to update income and expenses. Borrower made payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
86984707	03/22/2016	04/08/2016	UTD	UTD	Yes		04/07/2015	Ongoing dialogue with borrower	Spoke with customer and they advised they were not aware that the draft wasn't drafting due to payment change. The recurring payment was cancelled and customer declined to setup a new recurring payment until they spoke with the other customer on the account. Also spoke with XXX and advised of total amount due	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2015.  Spoke with customer and they advised they were not aware that the draft wasn't drafting due to payment change. The recurring payment was cancelled and customer declined to setup a new recurring payment until they spoke with the other customer on the account. Also spoke with XXX and advised of total amount due
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
1135995	03/22/2016	03/21/2016	UTD	UTD	Yes		01/06/2016	Ongoing dialogue with borrower	The borrower used the livechat to get help making an online payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/22/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower used the livechat to get help making an online payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
14686078	03/22/2016	04/04/2016	UTD	UTD	Yes		04/04/2016	Not attempting to contact the borrower	Borrower called in to make his monthly payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower called in to make his monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
90968525	03/22/2016	03/17/2016	Owner Occupied	UTD	Yes		09/16/2015	Contact attempts - however unable to contact borrower	Borrower made a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
92631261	03/22/2016	01/21/2016	Owner Occupied	UTD	Yes		10/06/2015	Ongoing dialogue with borrower	The borrower called regarding the HOI. No resolution as borrower hung up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	04/07/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower called regarding the HOI. No resolution as borrower hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
40761082	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		03/15/2016	Not attempting to contact the borrower	inbound call, spoke to borrower, verified total amount due, borrower scheduled payment, recurring payment scheduled for 03/16/2016	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  inbound call, spoke to borrower, verified total amount due, borrower scheduled payment, recurring payment scheduled for 03/16/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
93747991	04/01/2016	03/23/2016	UTD	UTD	Incomplete	Missing comments from 10/30/2015 - 02/10/2016	03/23/2016	Not attempting to contact the borrower	Borrower called in asking about her bankruptcy. Servicer advised the chapter 7 has been discharged and her account is current. Servicer confirmed payment amount and principal balance.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7						N/A				UTD		No		Notes indicate a discharged chapter 7 but no detail found in the file.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Borrower called in asking about her bankruptcy.  Servicer advised the chapter 7 has been discharged and her account is current.  Servicer confirmed payment amount and principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate a discharged chapter 7 but no detail found in the file.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
980659	03/22/2016	04/09/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
13508872	03/22/2016	03/08/2016	UTD	UTD	Yes		07/08/2015	Ongoing dialogue with borrower	The borrower confirmed the draft and bank account information.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	Chapter 7						UTD				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  The borrower confirmed the draft and bank account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
16402975	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		02/29/2016	Not attempting to contact the borrower	Outbound call to borrower, advised of delinquency and total amount due. Borrower stated unaware of last recurring payment, advised last payment 02/11/2016. Borrower made phonepay and set up recurring payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Outbound call to borrower, advised of delinquency and total amount due.  Borrower stated unaware of last recurring payment, advised last payment 02/11/2016.  Borrower made phonepay and set up recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
75385064	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes		02/09/2016	Ongoing dialogue with borrower	Borrower called in to make a payment in the amount of $1149.84, effective 2/9/2016.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Yes	No				Retention	Yes								1	Release from Stay Granted	Chapter 13	3/XX/2012					Yes	6/XX/2012	$2,215.05		UTD		UTD																				Not Filed	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in  to make a payment in the amount of $1149.84, effective 2/9/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxx.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 06/XX/2012.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A prior mortgage was found on title originated with xxxxxxxxx in the amount of $125,000 recorded on xxxxxx. and no evidence of satisfaction or subordination was recorded.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Performing. Prior Bankruptcy Title Issue
88885144	03/22/2016	04/04/2016	Occupied-UTD	UTD	Yes		04/02/2016	Not attempting to contact the borrower	Borrower called in a payment. On 08/06/2015 the borrower stated she can now maintain the payments without need of further review for assistance.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	Yes	Yes	Other Modification	08/06/2015	Yes	Retention	No																										No		No														UTD	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  Borrower called in a payment. On 08/06/2015 the borrower stated she can now maintain the payments without need of further review for assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The subject mortgage appears to be in 2nd position.  A mortgage with xxxxxxs for $50,400, recorded xxxxxxx.  No evidence of subordination or satisfaction.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			On 3/3/2015 the co-borrower called in to try to lower the interest rate of the loan as the husband was deceased and would only be her income. Comments on 12/2/2015 indicate that the co-borrower's husband's name was removed from the loan. No confirmation of the date of death or the receipt of the death certificate was identified.	Performing	Regular Payments	3	Deceased Borrower Title Issue
23230534	03/22/2016	04/13/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
42096810	03/22/2016	03/31/2016	UTD	UTD	Yes		10/28/2015	Not attempting to contact the borrower	Borrower called in to change is recurring due date to the last day of the month due to gets paid once a month on the last day of each month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  Borrower called in to change is recurring due date to the last day of the month due to gets paid once a month on the last day of each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
51145758	03/22/2016	03/22/2016	UTD	UTD	Yes		09/12/2015	Ongoing dialogue with borrower	The borrower advised that the payment will be made at the end of the month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/03/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2015.  The borrower advised that the payment will be made at the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
88896854	03/22/2016	04/09/2016	UTD	UTD	Yes		06/08/2015	Not attempting to contact the borrower	Borrower called in to see about the payment made on 05/31/15.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  Borrower called in to see about the payment made on 05/31/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
4129211	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		03/22/2016	Ongoing dialogue with borrower	Servicer discussed recurring payment. Processed payment dated 03/26/16 in the amount of $647.16.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Servicer discussed recurring payment.  Processed payment dated 03/26/16 in the amount of $647.16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			04/15/2015 financials sent to the borrower. The loss mitigation file has been closed 06/05/2015 as the delinquency has been resolved. Throughout the servicers comments financials have been sent out to the borrower but nothing to indicate an approval. No relevant communication from the borrower noted.	Performing	Regular Payments	1	performing
12317682	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		03/22/2016	Ongoing dialogue with borrower	Borrower stated behind due to unexpected expense and will make march payment on Friday.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower stated behind due to unexpected expense and will make march payment on Friday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
49298347	03/22/2016	03/15/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	The co-borrower called to report a new claim. Date of Loss 02/10/16. Borrower has claim check in the amount of $5,062.67. Servicer advised they will need unendorsed check	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No		03/26/2015		Retention	Yes																													Yes		$5,062.67		No notes in file regarding damage.	UTD	UTD	Not Started		UTD		No	UTD			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The co-borrower called to report a new claim.  Date of Loss 02/10/16.  Borrower has claim check in the amount of $5,062.67.  Servicer advised they will need unendorsed check
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  No notes in file regarding damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	property damage
22420085	03/22/2016	03/02/2016	Owner Occupied	UTD	Yes		07/01/2015	Not attempting to contact the borrower	Borrower called ot inquire about an extension.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2015.  Borrower called ot inquire about an extension.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
11015026	04/01/2016	03/24/2016	Owner Occupied	UTD	Incomplete	Missing comments from 10/29/2015 - 02/11/2016		Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
69000817	03/22/2016	04/13/2016	UTD	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	Borrower called in and made a payment in amount of $455.92 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower called in and made a payment in amount of $455.92 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
23873141	03/22/2016	04/07/2016	UTD	UTD	Yes		03/05/2016	Ongoing dialogue with borrower	XXX called in to ask for payoff statement good thru 3/30/16. A verbal quote was provided also.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  XXX called in to ask for payoff statement good thru 3/30/16. A verbal quote was provided also.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
89853869	03/22/2016	03/07/2016	UTD	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower called in and made a payment in amount of $502.37 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called in and made a payment in amount of $502.37 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
36733897	03/22/2016	03/09/2016	Owner Occupied	Good	Yes		11/04/2015	Not attempting to contact the borrower	Co-borrower called in to check the status of the inspection appointment and first draw. Agent advised that the inspection is being processed by the inspection team as of yesterday and to allow 3-5 business days from then to be contacted. Agent also advised draw in amount of $2276.44 was ordered and will be sent via XXX in 3-4 business days.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  Co-borrower called in to check the status of the inspection appointment and first draw. Agent advised that the inspection is being processed by the inspection team as of yesterday and to allow 3-5 business days from then to be contacted. Agent also advised draw in amount of $2276.44 was ordered and will be sent via XXX in 3-4 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Property damage was noted however repairs have been completed and final draw check in amount of $6829.30 was mailed out on 11/18/2015 and payable to XXX and borrowers.	Performing	Performing under Modification	1
92286938	03/22/2016	04/09/2016	Occupied-UTD	UTD	Yes		02/11/2016	Ongoing dialogue with borrower	Spoke with borrower 2. Wanted to know if the 5K was taxable, advised to speak with tax advisor. Borrower also inquired about a 1099c	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Spoke with borrower 2. Wanted to know if the 5K was taxable, advised to speak with tax advisor. Borrower also inquired about a 1099c
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
41838889	03/22/2016	04/01/2016	UTD	UTD	Yes		02/10/2016	Ongoing dialogue with borrower	Servicer spoke with borrower who was calling in to see why February payment has not gone through. Borrower was advised that the last payment posted was 12/29/2015 covering the January 2016 payment. Borrower advised he documented paying the February payment on 01/29/2016 however servicer shows no payment received. Borrower made a payment in amount of $759.26 and was advised to allow 24-48 hours for payment to be posted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Servicer spoke with borrower who was calling in to see why February payment has not gone through. Borrower was advised that the last payment posted was 12/29/2015 covering the January 2016 payment. Borrower advised he documented paying the February payment on 01/29/2016 however servicer shows no payment received. Borrower made a payment in amount of $759.26 and was advised to allow 24-48 hours for payment to be posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
25541709	03/22/2016	04/06/2016	Owner Occupied	UTD	Yes		01/19/2016	Not attempting to contact the borrower	Borrower spoke with servicer via live chat and stated when she logged on there was a message stating she needed to speak with someone about her account. Agent advised that upon checking notes, the modification is under review and is any additional documentation needed will be communicated to you.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/19/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Borrower spoke with servicer via live chat and stated when she logged on there was a message stating she needed to speak with someone about her account. Agent advised that upon checking notes, the modification is under review and is any additional documentation needed will be communicated to you.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Appears borrower was seeking loan modification and was turned down on 02/29/2016 due to missing documentation not received.	Performing	Performing under Modification	1
29878354	03/22/2016	04/06/2016	Owner Occupied	UTD	Yes		03/14/2016	Ongoing dialogue with borrower	Borrower called in wanting to confirm last payment received. Agent advised date of last payment was 03/09/2016.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	UTD	UTD						UTD				UTD		No		Comments reflect a prior inactive bankruptcy and at times of contact borrower is provided with inactive bankruptcy disclosure. Details of bankruptcy not provided in servicing comments available.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called in wanting to confirm last payment received. Agent advised date of last payment was 03/09/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect a prior inactive bankruptcy and at times of contact borrower is provided with inactive bankruptcy disclosure. Details of bankruptcy not provided in servicing comments available.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
29989458	03/22/2016	04/07/2016	UTD	UTD	Yes		08/26/2015	Ongoing dialogue with borrower	Talk to XXX. Advised customer of total amount due. Customer also inquired about the HAMP incentive program. Advised if eligible he will get a $5,000 principal reduction.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Talk to XXX. Advised customer of total amount due. Customer also inquired about the HAMP incentive program. Advised if eligible he will get a $5,000 principal reduction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
1704827	03/22/2016	04/07/2016	UTD	UTD	Yes		11/14/2015	Contact attempts - however unable to contact borrower	Servicer spoke with the borrower and advised of total amount due and offered SP and borrower declined. Agent offered recurring plan and borrower already made payment yesterday through bank.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2015.  Servicer spoke with the borrower and advised of total amount due and offered SP and borrower declined. Agent offered recurring plan and borrower already made payment yesterday through bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comments on 08/04/2014 and 08/04/2015 reflects annual deferred principal reduction posted.	Performing	Performing under Modification	1
98731551	03/22/2016	04/13/2016	UTD	UTD	Yes		12/02/2015	Ongoing dialogue with borrower	Borrower 2 called in to make sure last payment was received.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  Borrower 2 called in to make sure last payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
66968511	03/22/2016	03/14/2016	UTD	UTD	Yes		12/04/2015	Ongoing dialogue with borrower	Borrower called to state that they had obtained their own homeowner's insurance. Servicer stated that they would review and prorate costs.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/21/2015	Yes	Non-Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  Borrower called to state that they had obtained their own homeowner's insurance.  Servicer stated that they would review and prorate costs.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject property at $215,000	Performing	Regular Payments	1
10371968	03/22/2016	04/12/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 10/05/2015 reflects loan was approved for HAMP modification in error. Modification was converted to Supplemental Modification on 09/XX/2015.	Performing	Performing under Modification	1
13941790	03/22/2016	04/08/2016	UTD	UTD	Yes		03/12/2016	Ongoing dialogue with borrower	Servicer spoke with borrower who made a payment in amount of $1189.43 and was provided with confirmation number. Borrower was transferred to refinance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2016.  Servicer spoke with borrower who made a payment in amount of $1189.43 and was provided with confirmation number. Borrower was transferred to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
81556116	03/22/2016	04/08/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
50549777	03/22/2016	04/13/2016	UTD	UTD	Yes		03/19/2016	Ongoing dialogue with borrower	Servicer spoke with borrower and advised of total amount due. Borrower advised will make payment in amount of $818.00 on 03/25/2016 via website. Borrower advised she is upset with the calls and stated she has already spoke with someone regarding this matter. Borrower is aware that we can only hold calls for 7 days.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2016.  Servicer spoke with borrower and advised of total amount due. Borrower advised will make payment in amount of $818.00 on 03/25/2016 via website. Borrower advised she is upset with the calls and stated she has already spoke with someone regarding this matter. Borrower is aware that we can only hold calls for 7 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 08/13/2015 reflects loan extension completed and due date advanced to next due 09/01/2015. Servicer spoke with borrower on 03/16/2016 who stated she will be making a payment on website on 03/25/2016. Borrower also stated that she is selling and would like to see if she would be qualified for a new mortgage on another property. Agent transferred the call to the originations department.	Performing	Performing under Modification	1	Performing
19764172	03/22/2016	04/08/2016	UTD	UTD	Yes		02/12/2016	Ongoing dialogue with borrower	Third party stated that the payment would be made that day but hung up when servicer offered to process payment over the phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Third party stated that the payment would be made that day but hung up when servicer offered to process payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/15/2015 valued property at $37,000	Performing	Performing under Modification	1
28475585	03/22/2016	03/15/2016	UTD	UTD	Yes		10/23/2015	Not attempting to contact the borrower	Borrower inquired if he could receive a letter that day confirming account is current; and was advised a pay history online or a request which takes 3 business days. Previously expressed interest in a modification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  Borrower inquired if he could receive a letter that day confirming account is current; and was advised a pay history online or a request which takes 3 business days. Previously expressed interest in a modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
32314662	03/22/2016	03/21/2016	Occupied-UTD	UTD	Yes		03/21/2016	Ongoing dialogue with borrower	Borrower called in regarding late fees and interest rate. Agent verified items. Borrower verbally agreed to disclosure. Agent provided borrower with refinance phone number and attempted to transfer and borrower disconnected call.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		07/03/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called in regarding late fees and interest rate. Agent verified items. Borrower verbally agreed to disclosure. Agent provided borrower with refinance phone number and attempted to transfer and borrower disconnected call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
70445082	03/22/2016	03/21/2016	UTD	UTD	Yes		03/02/2016	Not attempting to contact the borrower	Borrower called in to get a copy of the 1098.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	3/XX/2012		6/XX/2012			UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower called in to get a copy of the 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			BPO dated 12/01/2015 valued subject at $450,000	Performing	Performing under Modification	1
41328879	03/22/2016	03/28/2016	Occupied-UTD	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Servicer spoke with borrower and advised of total amount due. Follow up call set for 03/17/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		02/17/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Servicer spoke with borrower and advised of total amount due. Follow up call set for 03/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Noted on 03/28/2016: Payment was in the amount of $1529.01.	Performing	Regular Payments	1
56404927	03/22/2016	02/29/2016	UTD	UTD	Yes		12/30/2015	Not attempting to contact the borrower	Servicer spoke with borrower and provided inactive bankruptcy disclosure. Borrower made a payment in amount of $1561.48 and was provided with confirmation number.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	UTD	UTD						UTD				UTD		No		Comments reflect a prior inactive bankruptcy. At times of contacts borrower is provided with inactive bankruptcy disclosure. Details of bankruptcy not provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  Servicer spoke with borrower and provided inactive bankruptcy disclosure. Borrower made a payment in amount of $1561.48 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect a prior inactive bankruptcy. At times of contacts borrower is provided with inactive bankruptcy disclosure. Details of bankruptcy not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/05/2015 and reflects an as is value of $275,000.00.	Performing	Performing under Modification	1
85740313	03/22/2016	04/11/2016	UTD	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
37835203	03/22/2016	03/22/2016	UTD	UTD	Yes		02/13/2016	Contact attempts - however unable to contact borrower	Borrower called in payments for Dec. Jan and Feb and set up recurring payments to begin 03/25/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Borrower called in payments for Dec. Jan and Feb and set up recurring payments to begin 03/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
86109336	03/22/2016	04/13/2016	UTD	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			09/03/2015 the servicer noted, the modification has been completed but I am unable to confirm any terms. No other relevant communication noted.	Performing	Performing under Modification	1
3699906	03/22/2016	03/30/2016	Occupied-UTD	UTD	Yes		10/28/2015	Ongoing dialogue with borrower	10/28/15 - Borrower calledin and requested a copy of the deed. Servicer referred her to XXX County recorders office. Spoke with XXX. She said her brother passed away and he was the primary borrower. She wanted to check on insurance for any help. She also stated she wanted to use her grace period. The call was transferred to insurance department.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	Yes	No				Retention	Yes																										No		No														UTD	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  10/28/15 - Borrower calledin and requested a copy of the deed.  Servicer referred her to XXX County recorders office.
Spoke with XXX. She said her brother passed away and he was the primary borrower. She wanted to check on insurance for any help. She also stated she wanted to use her grace period. The call was transferred to insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The subject mortgage appears to be in 2nd lien position as a mortgage was originated with xxxxx of xxxxxxxx County for $206,547.00 and recorded on xxxxxx.  No evidence of of satisfaction or subordination was recorded.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Performing deceased borrower title issue
23553301	03/22/2016	02/09/2016	UTD	UTD	Yes		09/15/2015	Ongoing dialogue with borrower	Borrower stated he has made his payments on time, advised dates of payments due and that when the payments were received has made the mortgage one month behind. Borrower will attempt to catch up this month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	09/15/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower stated he has made his payments on time, advised dates of payments due and that when the payments were received has made the mortgage one month behind. Borrower will attempt to catch up this month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
45249115	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		03/23/2016	Ongoing dialogue with borrower	Servicer spoke with borrower and was advised of total amount due. Agent advised account currently due for 03/01/2016 payment. Agent offered to process phone payment and borrower refused. Borrower stated she already scheduled payment online for 03/31/2016 in amount of $829.99. Borrower stated reason for late payment due to medical reason.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Servicer spoke with borrower and was advised of total amount due. Agent advised account currently due for 03/01/2016 payment. Agent offered to process phone payment and borrower refused. Borrower stated she already scheduled payment online for 03/31/2016 in amount of $829.99. Borrower stated reason for late payment due to medical reason.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as is value of $227,000.00.	Performing	Regular Payments	1
33484467	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		03/24/2016	Contact attempts - however unable to contact borrower	The agent discussed late charges and credit bureau reporting.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  The agent discussed late charges and credit bureau reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
59810640	03/22/2016	02/17/2016	Owner Occupied	UTD	Yes		10/15/2015	Ongoing dialogue with borrower	Borrower called and was provided new payments on the loan. Borrower rescheduled the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Borrower called and was provided new payments on the loan. Borrower rescheduled the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
82073866	03/22/2016	03/17/2016	Owner Occupied	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Spoke with borrower in regards to payment due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Spoke with borrower in regards to payment due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
56088986	03/22/2016	03/22/2016	Owner Occupied	Good	Yes		11/11/2015	Ongoing dialogue with borrower	Borrower called and changed bank account for recurring payment. Borrower advised that she will be emailed prior to funds being withdrawn from account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2015.  Borrower called and changed bank account for recurring payment. Borrower advised that she will be emailed prior to funds being withdrawn from account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
98343648	03/22/2016	03/07/2016	UTD	UTD	Yes		10/06/2015	Ongoing dialogue with borrower	Borrower contacted and were advised reason for delinquency was repairs to home. Borrower stated he would make the payment by friday via web. Borrower not advised of loss mitigation options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Borrower contacted and were advised reason for delinquency was repairs to home. Borrower stated he would make the payment by friday via web. Borrower not advised of loss mitigation options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
37841216	03/22/2016	03/18/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Note on 08/13/2014: borrower had change in work hours and medical insurance had increased. This is a reoccurring comment, however no clear indication of when that comment was originally made. Noted on 01/19/2016 delinquency notice 01/19/2016.	Performing	Regular Payments	1	performing
15352714	03/22/2016	03/11/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
14240049	03/22/2016	04/12/2016	Owner Occupied	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Inbound call from borrower to discuss modification requirement, and to change payment information. Borrower intends to apply for modification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/29/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Inbound call from borrower to discuss modification requirement, and to change payment information. Borrower intends to apply for modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
96432581	03/22/2016	04/12/2016	UTD	UTD	Yes		03/08/2015	Ongoing dialogue with borrower	Borrower called and was advised of monthly amounts due. Borrower agreed to web payments, stated late was due to her payroll schedule.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2015.  Borrower called and was advised of monthly amounts due. Borrower agreed to web payments, stated late was due to her payroll schedule.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
25762740	03/22/2016	03/30/2016	UTD	UTD	Yes		03/30/2016	Ongoing dialogue with borrower	Borrower was made payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower was made payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Noted on 03/30/2016 payment was made.	Performing	Performing under Modification	1	performing
51285764	03/22/2016	03/30/2016	UTD	UTD	Yes		03/30/2016	Contact attempts - however unable to contact borrower	The borrower called and asked for their year end statement.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	No				Retention	No																																										UTD	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower called and asked for their year end statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  SUBJECT MORTGAGE APPEARS TO BE IN 2ND LIEN
POSITION AS A MORTGAGE WAS ORIGINATED BY xxxxxxxxx
$53,975.00 AND RECORDED ON xxxxxxx.  NO
EVIDENCE OF SATISFACTION OR SUBORDINATION WAS
RECORDED.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Title Issue
78139634	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		12/14/2015	Ongoing dialogue with borrower	Borrower advised payment was late due to social security, a modification package was sent out. Borrower agreed to post date a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/14/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Borrower advised payment was late due to social security, a modification package was sent out. Borrower agreed to post date a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
39389199	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		02/01/2016	Ongoing dialogue with borrower	Spoke with borrower in regards to payment due, borrower stated payment was made and online search stated payment scheduled on 01/03 for 02/01/2016. Borrower stated he will try and make the payment in the next few weeks.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes		Ma																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Spoke with borrower in regards to payment due, borrower stated payment was made and online search stated payment scheduled on 01/03 for 02/01/2016. Borrower stated he will try and make the payment in the next few weeks.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Ma
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
22278347	03/22/2016	03/17/2016	UTD	UTD	Yes		09/03/2015	Not attempting to contact the borrower	Borrower called to inform the change in insurance carrier.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2015.  Borrower called to inform the change in insurance carrier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Note dated 07/02/15 indicates a trial plan was completed 09/01/2010. Calculating HAMP incentive eligibility.	Performing	Performing under Modification	1	Performing
68399498	03/22/2016	01/22/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
22192248	03/22/2016	03/11/2016	Owner Occupied	UTD	Yes		03/09/2016	Ongoing dialogue with borrower	Borrower called in to ask for extension on loan, due to financial circumstances. Extension approved.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	03/09/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called in to ask for extension on loan, due to financial circumstances. Extension approved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
52997984	03/22/2016	03/15/2016	Occupied-UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower called in and made a phone payment in amount of $1060.80 and was provided with confirmation number.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes	No	HAMP solicitation mailed to borrower 09/15/2015 via regular and certified mail.																																							N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called in and made a phone payment in amount of $1060.80 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			North Carolina 45 day combined demand letter sent by regular mail on 08/24/2015. Two month extension was approved and processed 09/14/2015 and due date was advanced to 10/01/2015. Borrower requested extension due to business was slow. Exterior BPO completed 12/01/2015 and reflects an as is value of $187,000.00	Performing	Performing under Modification	1
53751384	03/22/2016	03/14/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
45391517	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
60252108	03/22/2016	03/02/2016	UTD	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Borrower stated that he thinks he made a double payment on the loan. Borrower advised that due to it being less than 24 hours before payment is scheduled, they may not be able to stop the payment. Borrower advised to call bank to stop payment just in case.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	UTD						UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower stated that he thinks he made a double payment on the loan. Borrower advised that due to it being less than 24 hours before payment is scheduled, they may not be able to stop the payment. Borrower advised to call bank to stop payment just in case.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing Bankruptcy.
19808689	03/22/2016	04/11/2016	UTD	UTD	Yes		04/11/2016	Contact attempts - however unable to contact borrower	The agent discussed late charges and credit bureau reporting.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The agent discussed late charges and credit bureau reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
74196018	03/22/2016	04/11/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comments reflect fires in the area no evidence property was affected.	Performing	Performing under Modification	1
54043226	03/22/2016	03/21/2016	Occupied-UTD	UTD	Yes		03/02/2016	Contact attempts - however unable to contact borrower	The borrower advised that he is working part time and his wife is seeking work.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/29/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower advised that he is working part time and his wife is seeking work.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
47900090	04/01/2016	03/29/2016	UTD	UTD	Incomplete	Missing comments from 10/29/2015 - 02/11/2016		Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing.
30996137	03/22/2016	03/31/2016	UTD	UTD	Yes		12/15/2015	Not attempting to contact the borrower	The borrower called to verify that their December payment posted.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	UTD						UTD				UTD		No		Details of bankruptcy nopt provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  The borrower called to verify that their December payment posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Details of bankruptcy nopt provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing BK
90892516	03/22/2016	04/06/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
12059481	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
23981756	03/22/2016	04/11/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						No								2	Performing Under Plan	Chapter 13	5/XX/2014					No				UTD		No		Comments reflect proof of claim not filed in reference to the chapter 13 bankruptcy. Comment on 05/19/2015 reflects that the primary borrower filed chapter 7 bankruptcy whereas the secondary borrower filed chapter 13 bankruptcy. Case number for the chapter 7 bankruptcy XXX.																				UTD	Good	Good	Temporary	Good	Moderate
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is performing under plan.  Comments reflect proof of claim not filed in reference to the chapter 13 bankruptcy. Comment on 05/19/2015 reflects that the primary borrower filed chapter 7 bankruptcy whereas the secondary borrower filed chapter 13 bankruptcy. Case number for the chapter 7 bankruptcy XXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																			Exterior BPO completed 12/03/2015 and reflects an as is value of $153,000.00.	Bankruptcy		2	Bankruptcy
69768001	03/22/2016	03/01/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
61232698	03/22/2016	03/07/2016	UTD	UTD	Yes		03/05/2016	Ongoing dialogue with borrower	Son of borrower stated they sent in the payment yesterday.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  Son of borrower stated they sent in the payment yesterday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
13775868	03/22/2016	03/31/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
26551021	03/22/2016	03/15/2016	UTD	UTD	Yes		02/20/2016	Ongoing dialogue with borrower	Spoke with XXX. Advised customer of total amont due, possible LC assignment and possible negative CBR. Borrower declined recurring payment plan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2016.  Spoke with XXX. Advised customer of total amont due, possible LC assignment and possible negative CBR. Borrower declined recurring payment plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
26615477	03/22/2016	04/04/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Spoke with XXX. Advised customer of total amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Spoke with XXX. Advised customer of total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
98292162	03/22/2016	03/07/2016	Owner Occupied	UTD	Yes		10/30/2015	Ongoing dialogue with borrower	Borrower called in regarding a letter she received. She stated they planned to keep the property. Advised account is paid for October and next payment due is November.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  Borrower called in regarding a letter she received. She stated they planned to keep the property. Advised account is paid for October and next payment due is November.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
25779529	03/22/2016	04/08/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
30456379	03/22/2016	03/04/2016	UTD	UTD	Yes		12/03/2015	Ongoing dialogue with borrower	Authorized party called in to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2015.  Authorized party called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
13249842	03/22/2016	03/22/2016	UTD	UTD	Yes		11/23/2015	Ongoing dialogue with borrower	Borrower contacted and made a promise to pay, borrower stated missed payment due to oversight. Borrower is agreed to scheduling future payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2015.  Borrower contacted and made a promise to pay, borrower stated missed payment due to oversight. Borrower is agreed to scheduling future payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
63463420	04/01/2016	03/31/2016	Owner Occupied	UTD	Incomplete	Missing comments from 10/29/2015 - 02/11/2016	03/31/2016	Ongoing dialogue with borrower	Borrower contacted and was advised of total amount due. Borrower consented to welcome call verification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower contacted and was advised of total amount due. Borrower consented to welcome call verification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
92772010	03/22/2016	04/04/2016	Owner Occupied	UTD	Yes		01/26/2016	Ongoing dialogue with borrower	04/02/2015 the borrower RFD was noted as out of work. 08/24/2015 the servicer’s comments indicate the borrower is in the process of refinancing the loan. The borrower advised 09/30/2015 her spouse now has a new job. 01/26/2016 the borrower was advised the deferred amount reflecting on her statement is the amount that was added to the back of her loan. There was no other relevant communication noted	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Refinance	08/24/2015	No	Retention	Yes								1	Closed	UTD						UTD				UTD		UTD		Notes indicate inactive bankruptcy throughout the file but details were found.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  04/02/2015 the borrower RFD was noted as out of work.  08/24/2015 the servicer’s comments indicate the borrower is in the process of refinancing the loan.  The borrower advised 09/30/2015 her spouse now has a new job.  01/26/2016 the borrower was advised the deferred amount reflecting on her statement is the amount that was added to the back of her loan.  There was no other relevant communication noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Notes indicate inactive bankruptcy throughout  the file but details were found.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
33158750	03/22/2016	04/13/2016	UTD	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower called in wanting to know the principal balance before and after modification. Agent provided borrower with the requested information and sent a copy of the modification documents.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called in wanting to know the principal balance before and after modification. Agent provided borrower with the requested information and sent a copy of the modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
59062525	03/22/2016	03/16/2016	UTD	UTD	Yes		03/16/2016	Ongoing dialogue with borrower	Borrower called in to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
87528768	03/22/2016	03/16/2016	Owner Occupied	UTD	Yes		03/09/2016	Ongoing dialogue with borrower	The borrower called and stated the RFD is due to curtailment of income. Borrower advised of amount due and stated he would make a payment on the 15th.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower called and stated the  RFD is due to curtailment of income.  Borrower advised of amount due and stated he would make a payment on the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
18775195	03/22/2016	03/18/2016	UTD	UTD	Yes		02/01/2016	Ongoing dialogue with borrower	Borrower called and was assisted with accessing the web site.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/05/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called and was assisted with accessing the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
59501382	03/22/2016	04/11/2016	UTD	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	03/07/2016 Borrower called in to see how to send in Insurance refund check. 01/04/2016 the borrower advised his RFD is due to holiday expenses. He advised he will post another payment in a couple of weeks. Financial package mailed 01/06/2016. There was no other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  03/07/2016 Borrower called in to see how to send in Insurance refund check.
01/04/2016 the borrower advised his RFD is due to holiday expenses.  He advised he will post another payment in a couple of weeks.  Financial package mailed 01/06/2016.  There was no other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
33948444	03/22/2016	03/14/2016	UTD	UTD	Yes		01/07/2016	Ongoing dialogue with borrower	Borrower stated they will send in a partial payment of $200 to be included with un applied funds of $400 for a full payment. Borrower advised late charges will apply.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower  stated they will send in a partial payment of $200 to be included with un applied funds of $400 for a full payment. Borrower advised late charges will apply.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
94400581	03/22/2016	04/04/2016	Owner Occupied	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	03/15/2016 Borrower called into confirm the March payments has posted. Servicer advised payment was posted on 03/14/16. 07/14/2015 the servicer noted the loss mitigation review has been closed because the workout package has not been returned. The borrower advised 07/22/2015 he is not having a financial issue. The borrower was also upset 07/31/2015 because the modification was denied. He also has advised he does not want to receive any collection letters. The servicer notes throughout the comments financials being sent to the borrower but nothing to indicate an approval.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/31/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  03/15/2016  Borrower called into confirm the March payments has posted.  Servicer advised payment was posted on 03/14/16.
07/14/2015 the servicer noted the loss mitigation review has been closed because the workout package has not been returned.  The borrower advised 07/22/2015 he is not having a financial issue.  The borrower was also upset 07/31/2015 because the modification was denied.  He also has advised he does not want to receive any collection letters.  The servicer notes throughout the comments financials being sent to the borrower but nothing to indicate an approval.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
29506877	03/22/2016	01/20/2016	UTD	UTD	Yes		10/13/2015	Not attempting to contact the borrower	Borrower called in and made a payment in amount of $2377.86 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Borrower called in and made a payment in amount of $2377.86 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
75270014	03/22/2016	03/14/2016	UTD	UTD	Yes		08/05/2015	Not attempting to contact the borrower	Servicer spoke with borrower who called in to make a phone payment. Borrower stated no reason why the payment is made after the first and that they are not having any difficulties.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2015.  Servicer spoke with borrower who called in to make a phone payment. Borrower stated no reason why the payment is made after the first and that they are not having any difficulties.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
83627806	03/22/2016	04/08/2016	UTD	UTD	Yes		02/12/2016	Contact attempts - however unable to contact borrower	Borrower called in and was advised of total amount due and that account is due for the 02/01/2016 payment. Borrower made an electronic payment in amount of $2197.55 to be drafted on 02/18/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called in and was advised of total amount due and that account is due for the 02/01/2016 payment. Borrower made an electronic payment in amount of $2197.55 to be drafted on 02/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
24814793	03/22/2016	03/21/2016	UTD	UTD	Yes		03/01/2016	Ongoing dialogue with borrower	Borrower called in wanting information about insurance. Agent was transferring the call to insurance center and borrower hung up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called in wanting information about insurance. Agent was transferring the call to insurance center and borrower hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
66232783	03/22/2016	03/19/2016	UTD	UTD	Yes		09/08/2015	Ongoing dialogue with borrower	Borrower called and verified the payment to their previous insurance carrier. Borrower advised the payment would be cancelled and payment made to the new carrier.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/04/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Borrower called and verified the payment to their previous insurance carrier. Borrower advised the payment would be cancelled and payment made to the new carrier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
2258381	03/22/2016	03/15/2016	UTD	UTD	Yes		11/12/2015	Not attempting to contact the borrower	Borrower called in to make a payment with credit card. Agent advised only checking and debit.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  Borrower called in to make a payment with credit card. Agent advised only checking and debit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/02/2015 and reflects an as is value of $79,900.00	Performing	Regular Payments	1
86332255	03/22/2016	04/13/2016	UTD	UTD	Yes		02/01/2016	Ongoing dialogue with borrower	Servicer spoke with borrower and provided inactive bankruptcy disclosure. Borrower scheduled a payment in amount of $956.78 to be drafted on 02/02/2012 and was provided with confirmation number.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	UTD	UTD						UTD				UTD		No		Comments reflect an inactive bankruptcy and at times of borrower contact borrower is provided with inactive bankruptcy disclosure. Details of bankruptcy not provided in servicing comments available.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Servicer spoke with borrower and provided inactive bankruptcy disclosure. Borrower scheduled a payment in amount of $956.78 to be drafted on 02/02/2012 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect an inactive bankruptcy and at times of borrower contact borrower is provided with inactive bankruptcy disclosure. Details of bankruptcy not provided in servicing comments available.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
10843585	03/22/2016	03/21/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						Yes								1	Discharged	Chapter 13	10/XX/2010		9/XX/2015			UTD				UTD		UTD																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Bankruptcy Performing
83146199	03/22/2016	01/22/2016	Owner Occupied	UTD	Yes		05/27/2015	Ongoing dialogue with borrower	05/27/2015 the borrower advised her mother is ill which is why she fell behind and declined payment assistance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/27/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  05/27/2015 the borrower advised her mother is ill which is why she fell behind and declined payment assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
55622272	03/22/2016	04/04/2016	UTD	UTD	Yes		04/04/2016	Ongoing dialogue with borrower	Borrower called in to make a payment in amount of $561.36 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower called in to make a payment in amount of $561.36 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 02/XX/2015 reflects modification completed.	Performing	Performing under Modification	1
30830184	03/22/2016	03/18/2016	Owner Occupied	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	Inbound call from Borrower, payment by phone made. Borrower advised of total amount due. Borrower was advised of recurring HAMP offer.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/18/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Inbound call from Borrower, payment by phone made. Borrower advised of total amount due. Borrower was advised of recurring HAMP offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
79256321	03/22/2016	02/29/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						No								1	Discharged	UTD			8/XX/2012			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
34623100	03/22/2016	03/16/2016	UTD	UTD	Yes		06/26/2015	Ongoing dialogue with borrower	The borrower called and was advised of total amounts due on the loan. Borrower stated his payroll schedule is an issue with the payment, but he has no financial issues. He will continue to pay the mortgage every month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2015.  The borrower called and was advised of total amounts due on the loan. Borrower stated his payroll schedule is an issue with the payment, but he has no financial issues. He will continue to pay the mortgage every month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
91078820	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes		12/15/2015	Not attempting to contact the borrower	Inbound call, borrower called to change payment scheduled date. Payment scheduled for 12/16/2016 and borrower wanted it to go through on 12/18/2016 instead. Payment changed in system by representatitve.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  Inbound call, borrower called to change payment scheduled date.  Payment scheduled for 12/16/2016 and borrower wanted it to go through on 12/18/2016 instead.  Payment changed in system by representatitve.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
63478876	04/01/2016	03/30/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 10/28/2015 and 10/30/2015 - 02/10/2016	03/30/2016	Ongoing dialogue with borrower	Borrower called in to make a payment by phone for $870.00. Borrower advised of late payment due and declined to pay at this time. Borrower declined assistance with online account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower called in to make a payment by phone for $870.00. Borrower advised of late payment due and declined to pay at this time. Borrower declined assistance with online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
86594614	03/22/2016	03/18/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
25965323	03/22/2016	03/21/2016	UTD	UTD	Yes		02/01/2016	Not attempting to contact the borrower	Outbound call, Borrower advised payment was made online yesterday. Advised account did not reflect yet.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Outbound call, Borrower advised payment was made online yesterday.  Advised account did not reflect yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
24207344	03/22/2016	04/05/2016	Owner Occupied	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
35722413	03/22/2016	04/05/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
20674172	03/22/2016	03/14/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
61284306	03/22/2016	04/08/2016	Tenant Occupied	UTD	Yes		03/16/2016	Not attempting to contact the borrower	Outbound call, spoke to borrower, stated made payment through her online bank already. Advised will take 24-48 hours to post. Borrower stated delay due to delay from her tenants.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Outbound call, spoke to borrower, stated made payment through her online bank already.  Advised will take 24-48 hours to post.  Borrower stated delay due to delay from her tenants.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
93741646	03/22/2016	03/17/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes	N/A	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						No								1	Discharged	Chapter 7	10/XX/2015		2/XX/2016			No				No		Yes		Reaffirmation filed 03/XX/2016.																				UTD	Good	Good	Temporary	Good	Moderate
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is evidence of reaffirmation.  Reaffirmation filed 03/XX/2016.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
																																																																																				Bankruptcy		2	Bankruptcy Performing.
40432262	03/22/2016	04/08/2016	UTD	UTD	Yes		10/12/2015	Contact attempts - however unable to contact borrower	Servicer spoke with secondary borrower and advised of total amount due and that the account is due for the 10/01/2015 payment. Borrower agreed to make a payment and agent processed payment in amount of $3162.46 and provided borrower with confirmation number. Borrower advised reason for late payment due to husbands medical issue.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Servicer spoke with secondary borrower and advised of total amount due and that the account is due for the 10/01/2015 payment. Borrower agreed to make a payment and agent processed payment in amount of $3162.46 and provided borrower with confirmation number. Borrower advised reason for late payment due to husbands medical issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as is value of $612,000.00.	Performing	Regular Payments	1
70309312	03/22/2016	03/11/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
20355061	03/22/2016	04/13/2016	UTD	UTD	Yes		08/06/2015	Contact attempts - however unable to contact borrower	Borrower stated she will be making a payment in less than a week.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2015.  Borrower stated she will be making a payment in less than a week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
82996997	03/22/2016	03/07/2016	UTD	UTD	Yes		09/01/2015	Not attempting to contact the borrower	Borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
31025325	03/22/2016	03/15/2016	UTD	UTD	Yes		02/12/2016	Ongoing dialogue with borrower	Borrower called and was provided current amounts due. Borrower hung up with out promising payment, but a payment was made later on the web.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		12/15/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called and was provided current amounts due. Borrower hung up with out promising payment, but a payment was made later on the web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
69683301	03/22/2016	02/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
4949369	03/22/2016	04/13/2016	UTD	UTD	Yes		10/16/2015	Contact attempts - however unable to contact borrower	Servicer spoke with borrower who wanted to make a payment. Servicer processed payment in the amount of $3708.85 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Servicer spoke with borrower who wanted to make a payment. Servicer processed payment in the amount of $3708.85 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
31851990	03/22/2016	03/15/2016	UTD	UTD	Yes		05/18/2015	Contact attempts - however unable to contact borrower	Borrower contacted and was advised of loss mitigation options, borrower declines assistance at this time. Borrower provided HUD counseling phone numbers.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/18/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2015.  Borrower contacted and was advised of loss mitigation options, borrower declines assistance at this time. Borrower provided HUD counseling phone numbers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
47884069	03/22/2016	03/07/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
84979961	03/22/2016	03/14/2016	UTD	UTD	Yes		03/14/2016	Ongoing dialogue with borrower	Borrower called in regards to payment inquiry (EZ pay). Lender advised the borrower that they will make 3 attempts in getting the funds.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/29/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called in regards to payment inquiry (EZ pay). Lender advised the borrower that they will make 3 attempts in getting the funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
76403703	03/22/2016	03/10/2016	Owner Occupied	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Inbound call from borrower, payment made by phonepay	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Inbound call from borrower, payment made by phonepay
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
38725370	03/22/2016	03/05/2016	Owner Occupied	UTD	Yes		12/22/2015	Not attempting to contact the borrower	Borrower called to verify account information and advised the account was current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  Borrower called to verify account information and advised the account was current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
51490250	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/21/2016	Ongoing dialogue with borrower	Inbound call, spoke with borrower. Borrower sent back modification papers and wanted to know if they were received. He was advised to call back the next day. Advised it can take up to 5 days. Borrower notified he is due for 04/01/2016 and the amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/21/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Inbound call, spoke with borrower.  Borrower sent back modification papers and wanted to know if they were received. He was advised to call back the next day. Advised it can take up to 5 days. Borrower notified he is due for 04/01/2016 and the amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
58037647	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Servicer advised of total amount due and late charge assessed. Borrower made a promise to pay. No further questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes	6/XX/2011																																											N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Servicer advised of total amount due and late charge assessed. Borrower made a promise to pay. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 06/XX/2011.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
71894302	03/22/2016	03/15/2016	UTD	UTD	Yes		06/08/2015	Ongoing dialogue with borrower	Borrower contacted and advised of current amount due, possible late charges and negative effects on credit. Borrower made a promise to pay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  Borrower contacted and advised of current amount due, possible late charges and negative effects on credit. Borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
88487928	03/22/2016	02/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
87909698	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
52404134	03/22/2016	03/14/2016	UTD	UTD	Yes		09/16/2015	Not attempting to contact the borrower	Borrower called in a payment, he stated he was waiting for his social security check to make a payment. Borrower was mailed a mod step rate solicitation notice on 01/07/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower called in a payment, he stated he was waiting for his social security check to make a payment. Borrower was mailed a mod step rate solicitation notice on 01/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
80017610	03/22/2016	03/14/2016	UTD	UTD	Yes		01/25/2016	Not attempting to contact the borrower	Borrower requested a copy of her tax statement.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower requested a copy of her tax statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
38432586	03/22/2016	03/31/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
29385184	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
92865277	03/22/2016	03/31/2016	Occupied-UTD	UTD	Yes		02/16/2016	Ongoing dialogue with borrower	Borrower called in payment and declined recurring speed pay. Borrower was sent a mod step rate notice of payment increase 04/07/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/16/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower called in payment and declined recurring speed pay.  Borrower was sent a mod step rate notice of payment increase 04/07/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/02/2015 valued subject at $175,000	Performing	Performing under Modification	1
1660459	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		09/11/2015	Not attempting to contact the borrower	3rd party contact to home insurance company to confirm coverage.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  3rd party contact to home insurance company to confirm coverage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
49920841	03/22/2016	01/14/2016	UTD	UTD	Yes		09/17/2015	Not attempting to contact the borrower	Borrower inquired why she has a bill in the amount of $696.30. Servicer informed borrower that she enrolled with autopay and it will deduct from the amount of $645.42.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2015.  Borrower inquired why she has  a bill in the amount of $696.30.  Servicer informed borrower that she enrolled with autopay and it will deduct from the amount of $645.42.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
88692736	04/01/2016	02/29/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 09/01/2015 and 02/29/2016 - 04/01/2016	02/29/2016	Ongoing dialogue with borrower	The borrower called to get a calculation on his mortgage to make additional payments. Servicer advised on how he canget information. Borrower stated he was thinking of a refinance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	02/29/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The borrower called to get a calculation on his mortgage to make additional payments.  Servicer advised on how he canget information.  Borrower stated he was thinking of a refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
95807399	03/22/2016	03/21/2016	UTD	UTD	Yes		05/18/2015	Contact attempts - however unable to contact borrower	Servicer advised the borrower that the call was being recorded then borrower advised that he is also recording the call. Servicer said they do not consent to the recording and call disconnected. No further communication was noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2015.  Servicer advised the borrower that the call was being recorded then borrower advised that he is also recording the call. Servicer said they do not consent to the recording and call disconnected. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
37495971	03/22/2016	04/08/2016	UTD	UTD	Yes		03/16/2016	Not attempting to contact the borrower	Borrower called in for on-line assistance. Forgot password. Servicer unlocked account and re-set password.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called in for on-line assistance.  Forgot password.  Servicer unlocked account and re-set password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
50020182	03/22/2016	03/15/2016	UTD	UTD	Yes		02/15/2016	Not attempting to contact the borrower	Borrower called in payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower called in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/02/2015 valued subject at $150,000	Performing	Performing under Modification	1
21409003	03/22/2016	03/11/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	`Borrower scheduled a payment to be withdrawn on 03/10/2016. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		07/13/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  `Borrower scheduled a payment to be withdrawn on 03/10/2016. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
93011480	03/22/2016	03/15/2016	UTD	UTD	Yes		07/24/2015	Not attempting to contact the borrower	Borrower called in and set up recurring draft payments for life of loan.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	UTD						UTD				UTD		No		Only comment is non reaffirmed bankruptcy; no details provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2015.  Borrower called in and set up recurring draft payments for life of loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Only comment is non reaffirmed bankruptcy; no details provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
4419708	03/22/2016	03/21/2016	UTD	UTD	Yes		04/12/2016	Not attempting to contact the borrower	Borrower called to confirm that servicer received the reaffirmation agreement. Servicer states the form is not on file and what he finds are missing pages. Advised borrower to re-fax.	No	N/A	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								2	Active	Chapter 7	12/XX/2015					N/A				No		No		Discharge date pushed out to 04/XX/16.																				UTD	Fair	Fair	Temporary	Good	Moderate
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called to confirm that servicer received the reaffirmation agreement.  Servicer states the form is not on file and what he finds are missing pages.  Advised borrower to re-fax.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is active.  Discharge date pushed out to 04/XX/16.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
																																																																																				Bankruptcy		2	Bankruptcy
38110812	03/22/2016	04/10/2016	UTD	UTD	Yes		09/21/2015	Not attempting to contact the borrower	spoke with 3rd party, unable to speak to borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  spoke with 3rd party, unable to speak to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
10815852	03/22/2016	02/19/2016	UTD	UTD	Yes		10/29/2015	Contact attempts - however unable to contact borrower	Authorized third party (contractor) called in regards to the insurance claim check. Lender advised that the borrower has the check; call was disconnected by third party.	No		No	No	No	No	No	No	No	No	No	Yes	Yes	No	No	No	No	No				Retention	No																										No		Yes	Yes		$34,162.04	08/12/2015	8/24/2015: Bio Hazard issue: Family members died in the house and it is being cleaned. Comments dated 2/18/2016: Need inspection to show 90% of the repairs completed. Two claim checks has been received, 1 check for $19,772.41 and another for $14,389.63.	Other Natural Causes	Yes	In Process		UTD	N/A	No	Yes			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  Authorized third party (contractor) called in regards to the insurance claim check.  Lender advised that the borrower has the check; call was disconnected by third party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  8/24/2015: Bio Hazard issue: Family members died in the house and it is being cleaned.  Comments dated 2/18/2016: Need inspection to show 90% of the repairs completed. Two claim checks has been received, 1 check for $19,772.41 and another for $14,389.63.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Property Damage Deceased Borrower
62168989	03/22/2016	04/04/2016	UTD	UTD	Yes		11/02/2015	Not attempting to contact the borrower	Borrower called in to change automatic draft payment date and verified email address.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  Borrower called in to change automatic draft payment date and verified email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
95897866	03/22/2016	04/13/2016	UTD	UTD	Yes		03/26/2016	Not attempting to contact the borrower	Borrower called in to see if the documents he was advised to fax was received. Servicer advised that the cbr dispute was received and is being researched.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	6/XX/2010		10/XX/2010			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2016.  Borrower called in to see if the documents he was advised to fax was received. Servicer advised that the cbr dispute was received and is being researched.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing Bankruptcy in file.
58235022	03/22/2016	03/21/2016	UTD	UTD	Yes		10/06/2015	Ongoing dialogue with borrower	Borrower contacted and updated account information. Borrower stated Chapter 7 was reaffirmed.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 7	10/XX/2008					No				No		Yes		Comments indicate BK was reaffirmed on 12/XX/2008 but was later discharged, Actua discharge date was not clearly stated.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Borrower contacted and updated account information. Borrower stated Chapter 7 was reaffirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is closed.  Comments indicate BK was reaffirmed on 12/XX/2008 but was later discharged, Actua discharge date was not clearly stated.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
21281618	03/22/2016	02/04/2016	UTD	UTD	Yes		02/04/2016	Contact attempts - however unable to contact borrower	Lender advised of the total amount due. Lender was unable to update income and expenses due to the borrower's refusal.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/04/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Lender advised of the total amount due.  Lender was unable to update income and expenses due to the borrower's refusal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
52166777	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
26151370	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		01/20/2016	Not attempting to contact the borrower	Inbound call, customer calling to verify payment received and make sure a double payment is not going to post. Advised only saw one payment in the notes.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Inbound call, customer calling to verify payment received and make sure a double payment is not going to post.  Advised only saw one payment in the notes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
63732496	03/22/2016	03/21/2016	UTD	UTD	Yes		04/06/2015	Contact attempts - however unable to contact borrower	Borrower stated she already scheduled a payment for the end of the month and was upset about all the phone calls.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2015.  Borrower stated she already scheduled a payment for the end of the month and was upset about all the phone calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
45152486	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes		04/07/2016	Not attempting to contact the borrower	Inbound call, Advised customer of total amount due. Borrower stated reason for late payment due to medical, expected short term. Account currently due for 04/01/2016 payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Inbound call, Advised customer of total amount due.  Borrower stated reason for late payment due to medical, expected short term.  Account currently due for 04/01/2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
36581391	03/22/2016	04/08/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
30618094	03/22/2016	02/24/2016	Owner Occupied	UTD	Yes		08/03/2015	Ongoing dialogue with borrower	Borrower was upset that he keeps getting letter in the mail asking for loss mitigation documentation. Stated he was told his loan is not eligible for HAMP and he was told to disregard the letters.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/03/2015	Yes	Retention	No								1	Closed	UTD						No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2015.  Borrower was upset that he keeps getting letter in the mail asking for loss mitigation documentation. Stated he was told his loan is not eligible for HAMP and he was told to disregard the letters.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
923115	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
40392931	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
56524570	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Spoke to borrower, borrower stated payment will be sent in by end of month, payment delay due to her social security check being delayed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Spoke to borrower, borrower stated payment will be sent in by end of month, payment delay due to her social security check being delayed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
40153221	03/22/2016	03/21/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
98742609	03/22/2016	04/12/2016	Owner Occupied	UTD	Yes		03/28/2016	Not attempting to contact the borrower	Spoke to borrower, stated received tax bill, confirmed amount due on statement. advised disbursment was made for it on 03/11/2016. Advised that the bill she received was a copy of the tax bill. advised her to keep it.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Spoke to borrower, stated received tax bill, confirmed amount due on statement. advised disbursment was made for it on 03/11/2016.  Advised that the bill she received was a copy of the tax bill.  advised her to keep it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
22453873	03/22/2016	03/17/2016	UTD	UTD	Yes		03/17/2016	Ongoing dialogue with borrower	Borrower was advised that the recurring payments were cancelled due to a returned check. Recurring payments were again set up for the 16th.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower was advised that the recurring payments were cancelled due to a returned check. Recurring payments were again set up for the 16th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
59819559	03/22/2016	03/12/2016	Owner Occupied	UTD	Yes		03/12/2016	Not attempting to contact the borrower	Borrower called to stopan automatic payment. She had already set a payment through her billpay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2016.  Borrower called to stopan automatic payment. She had already set a payment through her billpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
60165624	03/22/2016	04/07/2016	UTD	UTD	Yes		02/15/2016	Not attempting to contact the borrower	Outbound call, spoke to borrower. Borrower stated will call back on the 24th to make a payment. Reason for delinquency is temporary financial hardship.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Outbound call, spoke to borrower. Borrower stated will call back on the 24th to make a payment. Reason for delinquency is temporary financial hardship.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
66995656	03/22/2016	03/15/2016	UTD	UTD	Yes		03/14/2016	Ongoing dialogue with borrower	Borrower called to make a payment and wanted to make sure it posted before grace period ended.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called to make a payment and wanted to make sure it posted before grace period ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
21323784	03/22/2016	03/28/2016	UTD	UTD	Yes		01/25/2016	Ongoing dialogue with borrower	Borrower made a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
95081054	03/22/2016	02/24/2016	Owner Occupied	UTD	Yes		02/23/2016	Ongoing dialogue with borrower	Borrower called and wanted to combine all funds in un applied for a payment. Moved funds from principal payment and moved to payment.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	UTD						UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Borrower called and wanted to combine all funds in un applied for a payment. Moved funds from principal payment and moved to payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing Bankruptcy
51577918	03/22/2016	04/08/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
98648751	03/22/2016	01/11/2016	UTD	UTD	Yes		06/15/2015	Not attempting to contact the borrower	Borrower was advised that the letter he received was a payment confirmation.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		06/15/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  Borrower was advised that the letter he received was a payment confirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
14374469	03/22/2016	03/02/2016	UTD	UTD	Yes		11/30/2015	Ongoing dialogue with borrower	Borrower made payment over the phone. Borrower established recurring pay plan effective 12/1/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/22/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  Borrower made payment over the phone.  Borrower established recurring pay plan effective 12/1/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
70802074	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower called and advised due for 04/01/2016, borrower verified all information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called and advised due for 04/01/2016, borrower verified all information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
73775861	03/22/2016	03/18/2016	UTD	UTD	Yes		06/01/2015	Contact attempts - however unable to contact borrower	Borrower wanted credit reporting corrected and stated that his wife would make a payment 06/05/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  Borrower wanted credit reporting corrected and stated that his wife would make a payment 06/05/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
87076602	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
1178570	03/22/2016	03/21/2016	UTD	UTD	Yes		02/09/2016	Ongoing dialogue with borrower	Borrower made payment over the phone with lender. Advised of options and HAMP package mailed to borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/09/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower made payment over the phone with lender. Advised of options and HAMP package mailed to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
42094378	03/22/2016	03/02/2016	UTD	UTD	Yes		03/02/2015	Contact attempts - however unable to contact borrower	Borrower updated checking account information and made payment over the phone. Borrower advised the lender still wants to continue with loss mitigation process; lender advised of the documentation needed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/02/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2015.  Borrower updated checking account information and made payment over the phone.  Borrower advised the lender still wants to continue with loss mitigation process; lender advised of the documentation needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
61027645	03/22/2016	03/10/2016	Owner Occupied	UTD	Yes		09/11/2014	Not attempting to contact the borrower	no info	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	No				Retention	No																																										In Review	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2014.  no info
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Subject loan is in 3rd lien position.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Comments on 3/10/2016 indicate that the subject mortgage appears to be in 3rd position as a mortgage was originate by a XXX for $91,000.00 and recorded on 4/13/2015. Also, a lien was imposed by XXX for $0.00 and recorded on 4/22/2009. There is no evidence of satisfaction or subordination being recorded.	Performing	Regular Payments	3	Title Lien Issue
81669792	03/22/2016	03/14/2016	Owner Occupied	UTD	Yes		05/29/2014	Contact attempts - however unable to contact borrower	Borrower called with questions about escrow. Advised her payments were fixed but her escrows had increased.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	Yes	Other Modification	05/29/2014	No	Retention	Yes																										No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2014.  Borrower called with questions about escrow. Advised her payments were fixed but her escrows had increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Deceased Borrower
96598546	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes		02/24/2016	Ongoing dialogue with borrower	Borrower called in about payment. The servicer completed a recast modification on 02/26/2016. Prior modification step rate notice was sent 11/09/2015. Servicer communicates through email.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  Borrower called in about payment.   The servicer completed a recast modification on 02/XX/2016. Prior modification step rate notice was sent 11/XX/2015.  Servicer communicates through email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $405,000.	Performing	Performing under Modification	1
18890033	03/22/2016	03/08/2016	UTD	UTD	Yes		02/05/2016	Ongoing dialogue with borrower	Spoke to borrower, borrower stated payment was sent through regular mail and hung up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Spoke to borrower, borrower stated payment was sent through regular mail and hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
76023399	03/22/2016	03/21/2016	UTD	UTD	Yes		08/04/2015	Ongoing dialogue with borrower	Borrower called to make a phone payment. Borrower confirmed a monthly payment schedule and was advised of rules for changing the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  Borrower called to make a phone payment. Borrower confirmed a monthly payment schedule and was advised of rules for changing the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
50933692	03/22/2016	01/28/2016	UTD	UTD	Yes		04/21/2015	Not attempting to contact the borrower	Borrower called about payments and fees assessed on the account.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	UTD						UTD				UTD		No		No information provided other than that the borrower has an inactive bankruptcy.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2015.  Borrower called about payments and fees assessed on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No information provided other than that the borrower has an inactive bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			An exterior BPO dated 12/1/2015 valued subject at $235,000	Performing	Performing under Modification	1
81584423	03/22/2016	01/14/2016	UTD	UTD	Yes		10/06/2015	Ongoing dialogue with borrower	Borrower called and cancelled the monthly recurring payments Borrower stated that he will re enroll in order to change the date of the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	06/23/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Borrower called and cancelled the monthly recurring payments Borrower stated that he will re enroll in order to change the date of the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
11062520	03/22/2016	01/20/2016	Owner Occupied	UTD	Yes		01/19/2016	Not attempting to contact the borrower	Spoke with borrower, promise to pay made for 01/20/2016	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Spoke with borrower, promise to pay made for 01/20/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
72418318	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
52520049	03/22/2016	03/08/2016	UTD	UTD	Yes		11/05/2015	Not attempting to contact the borrower	Borrower called in and then hung up when servicer was not able to access system for total amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  Borrower called in and then hung up when servicer was not able to access system for total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
39018011	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		09/14/2015	Ongoing dialogue with borrower	Borrower called to make a payment by phone, advised it would post in 1-2 days. Advised borrower to record check in register.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  Borrower called to make a payment by phone, advised it would post in 1-2 days. Advised borrower to record check in register.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
5541285	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
7409458	03/22/2016	04/12/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
1281047	03/22/2016	03/07/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Inbound call, spoke to borrower, stated ex-wife takes care of the payment and is now responsible for the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Inbound call, spoke to borrower, stated ex-wife takes care of the payment and is now responsible for the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
10456707	03/22/2016	03/21/2016	UTD	UTD	Yes		01/30/2016	Ongoing dialogue with borrower	Borrower called, stated they tried making a payment over the phone but the system would not honor the card. Advised borrower of total amount due and discussed late charges. Completed payment for the borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2016.  Borrower called, stated they tried making a payment over the phone but the system would not honor the card. Advised borrower of total amount due and discussed late charges. Completed payment for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
8505577	03/22/2016	03/01/2016	UTD	UTD	Yes		09/08/2015	Not attempting to contact the borrower	Borrower called in to make the balance of the September payment. $900 was misapplied to escrow payment that should have been P&I payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Borrower called in to make the balance of the September payment. $900 was misapplied to escrow payment that should have been P&I payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
14458136	03/22/2016	04/04/2016	Owner Occupied	Good	Yes		03/21/2016	Ongoing dialogue with borrower	Authorized 3rd party called to see if policy documents were received. No further questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	11/04/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Authorized 3rd party called to see if policy documents were received. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
92386495	03/22/2016	02/17/2016	Owner Occupied	UTD	Yes		10/14/2015	Ongoing dialogue with borrower	Borrower called to authorize payment over the phone. Borrower verified all information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  Borrower called to authorize payment over the phone. Borrower verified all information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
39583407	03/22/2016	04/11/2016	Occupied-UTD	UTD	Yes		03/14/2016	Ongoing dialogue with borrower	Borrower called in and made a payment in amount of $900.00 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		07/28/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called in and made a payment in amount of $900.00 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $126,000.	Performing	Regular Payments	1
32612011	03/22/2016	02/28/2016	UTD	UTD	Yes		02/26/2016	Ongoing dialogue with borrower	Borrower made payment over the phone.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 7			4/XX/2011			No				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Borrower made payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Previous modification per comments dated 7/XX/2014.	Performing	Performing under Modification	1	Performing.
2337332	03/22/2016	03/30/2016	Owner Occupied	UTD	Yes		03/02/2016	Ongoing dialogue with borrower	Borrower made a speedpay payment. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower made a speedpay payment. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
35427897	03/22/2016	03/15/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
55111686	03/22/2016	04/12/2016	UTD	UTD	Yes		12/05/2015	Not attempting to contact the borrower	Borrower called in and made a payment in amount of $6150.79 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2015.  Borrower called in and made a payment in amount of $6150.79 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
25290529	03/22/2016	04/08/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
90991927	03/22/2016	04/08/2016	UTD	UTD	Yes		09/25/2015	Ongoing dialogue with borrower	Received call from Authorized Third Party wanting to know status of endorse check. Agent advised that the check was endorsed and released on 9/24/2015 via XXX.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2015.  Received call from Authorized Third Party wanting to know status of endorse check. Agent advised that the check was endorsed and released on 9/24/2015 via XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
41913137	03/22/2016	03/22/2016	UTD	UTD	Yes		02/05/2016	Ongoing dialogue with borrower	Lender called the borrower in regards to the insurance policy. Borrower made payment over the phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	09/29/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Lender called the borrower in regards to the insurance policy.  Borrower made payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
51982900	03/22/2016	03/15/2016	UTD	Good	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						Yes								1	UTD	UTD						UTD				UTD		UTD		Details of bankruptcy not provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Details of bankruptcy not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
65912936	03/22/2016	04/12/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
16750071	03/22/2016	04/07/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
13546572	03/22/2016	04/07/2016	UTD	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Borrower called and verified all information. Stated his situaion has not changed. Borrower scheduled a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower called and verified all information. Stated his situaion has not changed. Borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
50758033	03/22/2016	03/22/2016	UTD	UTD	Yes		02/23/2016	Ongoing dialogue with borrower	Borrower called the lender to advise that January payment was made on 2/2016 from his checking account. Lender advised that payment was returned as NSF. Borrower made payment over the phone. Lender offered loss mitigation options in which the borrower declined. Reason for default was due to unemployment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	02/23/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Borrower called the lender to advise that January payment was made on 2/2016 from his checking account.  Lender advised that payment was returned as NSF.  Borrower made payment over the phone.  Lender offered loss mitigation options in which the borrower declined. Reason for default was due to unemployment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
7694459	03/22/2016	04/06/2016	UTD	UTD	Yes		10/14/2015	Ongoing dialogue with borrower	Spoke with Authorized Third Party who wanted to know account status and why letter was received. Agent advised due to the September payment received late and October not received as yet. Third party stated borrower is not seeking assistance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/14/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  Spoke with Authorized Third Party who wanted to know account status and why letter was received. Agent advised due to the September payment received late and October not received as yet. Third party stated borrower is not seeking assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
82579800	03/22/2016	04/06/2016	UTD	UTD	Yes		01/28/2016	Ongoing dialogue with borrower	Borrower called in and made January payment in amount of $312.51 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		12/17/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Borrower called in and made January payment in amount of $312.51 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as value of $122,000.00.	Performing	Regular Payments	1
95244249	03/22/2016	03/22/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Borrower made a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
36609007	03/22/2016	02/17/2016	UTD	UTD	Yes		11/30/2015	Ongoing dialogue with borrower	The borrower was advised 11/30/2015 the hamp incentive was already applied to her loan 11/30/2015. No other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/30/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  The borrower was advised 11/30/2015 the hamp incentive was already applied to her loan 11/30/2015.  No other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
60453671	03/22/2016	03/18/2016	Owner Occupied	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	Borrower called in to make a payment in the amount of $1500.03, effective 3/18/2016.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	9/XX/2011		1/XX/2012			UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Borrower called in to make a payment in the amount of $1500.03, effective 3/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing. Prior Bankruptcy
48149191	03/22/2016	03/08/2016	UTD	UTD	Yes		11/16/2015	Not attempting to contact the borrower	Borrower called to confirm her recurring payments were set up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015.  Borrower called to confirm her recurring payments were set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
21794094	03/22/2016	03/22/2016	UTD	UTD	Yes		03/04/2016	Contact attempts - however unable to contact borrower	Servicer spoke with borrower and advised of total amount due. Borrower stated payment will be scheduled online at a later date.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/04/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Servicer spoke with borrower and advised of total amount due. Borrower stated payment will be scheduled online at a later date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as is value of $113,000.00. Comment on 03/07/2016 reflects 60 day letter sent to borrower.	Performing	Regular Payments	1
56471511	03/22/2016	04/07/2016	UTD	UTD	Yes		09/15/2015	Contact attempts - however unable to contact borrower	Borrower requested the amount due on the account. No further questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower requested the amount due on the account. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
57200989	03/22/2016	04/11/2016	UTD	UTD	Yes		02/12/2016	Ongoing dialogue with borrower	Lender advised the borrower of the total amount due including possible late charges. Borrower made payment over the phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Lender advised the borrower of the total amount due including possible late charges.  Borrower made payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
52879487	03/22/2016	03/03/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			09/14/2015 the borrower advised she make a payment once she receives her social security. She advised she is ill and only receives disability. I am unable to determine if she receive the disability. There was nothing else noted.	Performing	Regular Payments	1
31704101	03/22/2016	03/17/2016	Owner Occupied	UTD	Yes		10/17/2015	Ongoing dialogue with borrower	Advised the borrower the biweekly recurring payment is no longer available. Discussed loss mitigation options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/17/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2015.  Advised the borrower the biweekly recurring payment is no longer available. Discussed loss mitigation options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
12927349	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		09/10/2015	Not attempting to contact the borrower	Inbound call, spoke to borrower, client stated will be making September payment online today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2015.  Inbound call, spoke to borrower, client stated will be making September payment online today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
27470607	03/22/2016	03/10/2016	UTD	UTD	Yes		09/03/2015	Not attempting to contact the borrower	Advised customer of possible late charge assessment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2015.  Advised customer of possible late charge assessment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
22797760	03/22/2016	04/11/2016	UTD	UTD	Yes		07/07/2015	Not attempting to contact the borrower	Servicer spoke with borrower who stated that payment will be made via web before the 15th.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Servicer spoke with borrower who stated that payment will be made via web before the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/02/2015 and reflects an as is value of $77,000.00.	Performing	Performing under Modification	1
68144739	03/22/2016	04/12/2016	UTD	UTD	Yes		12/15/2015	Not attempting to contact the borrower	Borrower requested a copy of his note	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		06/15/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  Borrower requested a copy of his note
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
44952651	03/22/2016	04/01/2016	UTD	UTD	Yes		03/25/2016	Ongoing dialogue with borrower	Borrower called in reference to procedure for draw to be process. Borrower stated sent check for endorsement and would like to confirm if check was sent back out via overnight mail. Agent confirmed check was returned on 3/24/2016. Check was approved by management for draw 1 and advised borrower to allow 5 to 7 days for draw to be processed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  Borrower called in reference to procedure for draw to be process. Borrower stated sent check for endorsement and would like to confirm if check was sent back out via overnight mail. Agent confirmed check was returned on 3/24/2016. Check was approved by management for draw 1 and advised borrower to allow 5 to 7 days for draw to be processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			03/24/2016 - Advised borrower have approval to waive all documents and release funds to borrower.	Performing	Regular Payments	1	Performing.
30113576	03/22/2016	04/06/2016	UTD	UTD	Yes		02/02/2016	Ongoing dialogue with borrower	02/02/2016 the borrower advised her RFD is due to a death in the family but no other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  02/02/2016 the borrower advised her RFD is due to a death in the family but no other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
74910240	03/22/2016	03/07/2016	Owner Occupied	UTD	Yes		10/08/2015	Not attempting to contact the borrower	Inbound call, spoke to borrower, called in to find out if his package was received. Borrower placed on hold, hung up while on hold.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Inbound call, spoke to borrower, called in to find out if his package was received.  Borrower placed on hold, hung up while on hold.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
58160289	03/22/2016	04/06/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1	Performing
14011590	03/22/2016	03/30/2016	Owner Occupied	UTD	Yes		12/30/2015	Not attempting to contact the borrower	Inbound call from borrower, phone payment made	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  Inbound call from borrower, phone payment made
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
96609376	03/22/2016	03/15/2016	UTD	UTD	Yes		01/20/2016	Contact attempts - however unable to contact borrower	Borrower has one unit vacant rented and the other will be vacant in January.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Borrower has one unit vacant rented and the other will be vacant in January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
94988788	03/22/2016	03/15/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower called to make a payment and was provided confirmation.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 7	5/XX/2015		6/XX/2015			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called to make a payment and was provided confirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	2	Performing Bankrupcy
81707647	03/22/2016	04/13/2016	Occupied-UTD	UTD	Yes		03/31/2016	Not attempting to contact the borrower	Borrower paid county tax. Servicer advised to send in proof and refund from county will be due to her.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower paid county tax.  Servicer advised to send in proof and refund from county will be due to her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
31835581	03/22/2016	04/12/2016	UTD	UTD	Yes		12/02/2015	Not attempting to contact the borrower	Borrower called to make a phone payment and set up recurring payments to begin 01/01/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  Borrower called to make a phone payment and set up recurring payments to begin 01/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
42347924	03/22/2016	04/08/2016	UTD	UTD	Yes		03/23/2016	Ongoing dialogue with borrower	Borrower called in to update her new insurance carrier to her account. Borrower changed carrier to XXX and did not want Servicer to pay XXX.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	UTD	UTD						UTD				UTD		UTD		No Bankruptcy information in file.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Borrower called in to update her new insurance carrier to her account. Borrower changed carrier to XXX and did not want Servicer to pay XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No Bankruptcy information in file.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing. Prior Bankruptcy
62489548	03/22/2016	04/08/2016	UTD	UTD	Yes		06/12/2015	Not attempting to contact the borrower	Borrower called to discuss adjusted tax amount.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/16/2015	No	Retention	No								1	Closed	Chapter 7						UTD				UTD		UTD																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2015.  Borrower called to discuss adjusted tax amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
38778136	03/22/2016	03/14/2016	Owner Occupied	UTD	Yes		08/26/2015	Ongoing dialogue with borrower	Borrower called and was advised of current amount due. Borrower asked about the HAMP package she received and was told to ignore it if she was not interested in assistance.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/26/2015	No	Retention	Yes								1	Closed	UTD						UTD				UTD		UTD																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Borrower called and was advised of current amount due. Borrower asked about the HAMP package she received and was told to ignore it if she was not interested in assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
30297495	03/22/2016	03/30/2016	Owner Occupied	UTD	Yes		12/30/2015	Not attempting to contact the borrower	Inbound call to verify payment amount. Advised borrower and he stated will make payment via XXX today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  Inbound call to verify payment amount. Advised borrower and he stated will make payment via XXX today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
34982451	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes		04/13/2016	Ongoing dialogue with borrower	06/18/2015 the borrower advised RFD is due to a delay payroll. There was nothing to indicate an approved loss mitigation plan although the borrower was considering a deferment. Nothing else noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/15/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  06/18/2015 the borrower advised RFD is due to a delay payroll.  There was nothing to indicate an approved loss mitigation plan although the borrower was considering a deferment.  Nothing else noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
3722745	03/22/2016	03/03/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Third party stated the repairs are progressing but the property is not ready for a final inspection.	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No				Retention	Yes																													Yes		$17,726.95	11/27/2014	Claim check was received on 03/15/2015. Damage details were not provided. No further claim details were noted.	UTD	UTD	In Process		No		No	Yes			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Third party stated the repairs are progressing but the property is not ready for a final inspection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim check was received on 03/15/2015. Damage details were not provided. No further claim details were noted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Property Damage
28638564	03/22/2016	03/14/2016	UTD	UTD	Yes		10/31/2015	Ongoing dialogue with borrower	Borrower call in and made a payment of $600.00 towards the late fees.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2015.  Borrower call in and made a payment of $600.00 towards the late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
38794385	03/22/2016	03/07/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
10981646	03/22/2016	03/14/2016	UTD	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Borrower called and advised of total amount due. Borrower set up a recurring payment then hung up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower called and advised of total amount due. Borrower set up a recurring payment then hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
57049038	03/22/2016	03/22/2016	UTD	UTD	Yes		01/13/2016	Ongoing dialogue with borrower	Borrowers stated they would pay December and January payments on January 29th due to a temporary hardship. Borrower offered extension and letter was sent.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Borrowers stated they would pay December and January payments on January 29th due to a temporary hardship. Borrower offered extension and letter was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
80359442	03/22/2016	03/21/2016	UTD	UTD	Yes		01/02/2016	Ongoing dialogue with borrower	Borrower called in to make a payment, verified information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2016.  Borrower called in to make a payment, verified information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
56257144	03/22/2016	03/15/2016	UTD	UTD	Yes		12/09/2015	Contact attempts - however unable to contact borrower	Borrower was advised of payment amount and possible late charges and negative credit reporting. Borrower made a payment by phone for the amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  Borrower was advised of payment amount and possible late charges and negative credit reporting. Borrower made a payment by phone for the amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			1	Performing	Regular Payments	1
76370076	03/22/2016	03/11/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
1625906	03/22/2016	02/25/2016	UTD	UTD	Yes		01/25/2016	Ongoing dialogue with borrower	Borrower called to make a payment and refused the update of information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/25/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower called to make a payment and refused the update of information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
19411994	03/22/2016	04/08/2016	UTD	UTD	Yes		07/06/2015	Not attempting to contact the borrower	Borrower called in to check on the letter he received. Servicer advised the account is current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  Borrower called in to check on the letter he received.  Servicer advised the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
76869590	03/22/2016	04/08/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as is value of $120,000.00.	Performing	Regular Payments	1
49528930	03/22/2016	03/07/2016	UTD	UTD	Yes		01/23/2016	Ongoing dialogue with borrower	Borrower called to make a payment, wanted to know why she was receiving called. Advised that it is a follow up call to educate her on the mortgage loan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2016.  Borrower called to make a payment, wanted to know why she was receiving called. Advised that it is a follow up call to educate her on the mortgage loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
17328501	03/22/2016	04/07/2016	UTD	UTD	Yes		12/07/2015	Not attempting to contact the borrower	Borrower called to state he had made an on line payment on Friday.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower called to state he had made an on line payment on Friday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			BPO dated 12/01/2015 valued subject at $105,000 Title issue for unreleased mortgage was closed 02/26/2016.	Performing	Regular Payments	1
41546455	03/22/2016	04/10/2016	UTD	UTD	Yes		02/05/2016	Ongoing dialogue with borrower	Servicer spoke with borrower who made a payment in amount of $906.89 to be drafted on 02/29/2016 and was provided with confirmation number, Borrower stated reason for late payment due to medical expenses.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Servicer spoke with borrower who made a payment in amount of $906.89 to be drafted on 02/29/2016 and was provided with confirmation number, Borrower stated reason for late payment due to medical expenses.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
48099166	04/01/2016	02/10/2016	UTD	UTD	Yes		09/17/2015	Ongoing dialogue with borrower	Borrower called because the september payment was drafted 3 times. Borrower requested ACH deleted from account. Borrower is okay to leave payments as they are and understands her next due date is 11/01/2015. She does not request a refund but wants research as to why the payments were taken out 3 times.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2015.  Borrower called because the september payment was drafted 3 times. Borrower requested ACH deleted from account. Borrower is okay to leave payments as they are and understands her next due date is 11/01/2015. She does not request a refund but wants research as to why the payments were taken out 3 times.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
22849792	03/22/2016	04/08/2016	Occupied-UTD	UTD	Yes		02/18/2016	Ongoing dialogue with borrower	Servicer spoke with borrower who advised that the property is occupied and is maintained. Borrower declined all treatments offered. Borrower has declined modification, liquidation, short sale and deed in lieu.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes		Appears possibly 2 prior modification but unable to confirm.																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Servicer spoke with borrower who advised that the property is occupied and is maintained. Borrower declined all treatments offered. Borrower has declined modification, liquidation, short sale and deed in lieu.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Appears possibly 2 prior modification but unable to confirm.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as is value of $115,000.00.	Performing	Performing under Modification	1
64925014	03/22/2016	02/25/2016	UTD	UTD	Yes		07/24/2015	Not attempting to contact the borrower	Borrower called in a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2015.  Borrower called in a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $125,000 Title issue for unreleased prior lien was closed 02/25/2016	Performing	Regular Payments	1
4520776	03/22/2016	03/08/2016	UTD	UTD	Yes		04/30/2015	Ongoing dialogue with borrower	Borrower was called to advise that the extension was approved and the next payment would be due in June.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/30/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2015.  Borrower was called to advise that the extension was approved and the next payment would be due in June.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
46999364	03/22/2016	02/29/2016	Owner Occupied	UTD	Yes		02/17/2016	Ongoing dialogue with borrower	Borrower called in to make a payment. Advised of current balance.	No	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Active	Chapter 13	7/XX/2013					Yes				UTD		UTD																						UTD	Fair	Fair	Temporary	Fair	Moderate
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower called in to make a payment. Advised of current balance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxxxxxxxxx.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																				Bankruptcy		2	Bankruptcy
73280943	03/22/2016	04/04/2016	Owner Occupied	UTD	Yes		01/02/2016	Not attempting to contact the borrower	Borrower called in to make a payment. Borrower calls in payments since modification.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/24/2015	No	Retention	Yes								1	Discharged	UTD						UTD				UTD		UTD		Borrowers are receiving inactive bankruptcy disclosures due to discharged bankruptcy																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2016.  Borrower called in to make a payment.  Borrower calls in payments since modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Borrowers are receiving inactive bankruptcy disclosures due to discharged bankruptcy
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Moderate risk: Loan was modified 08/XX/2011; then payments were paid through hardest hit funds from date notes begin 04/2014 until 04/2015. Borrowers then requested additional modification as they were unable to make payments due to reduced income.	Performing	Performing under Modification	1
55942742	03/22/2016	04/13/2016	UTD	UTD	Yes		10/05/2015	Not attempting to contact the borrower	Authorized 3rd party requested the total amount due on the loan and promised to make a web payment. No further questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Authorized 3rd party requested the total amount due on the loan and promised to make a web payment. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
97312092	03/22/2016	02/23/2016	UTD	UTD	Yes		02/23/2016	Ongoing dialogue with borrower	Third party called to schedule 2 payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Third party called to schedule 2 payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
58113956	03/22/2016	03/10/2016	UTD	UTD	Yes		02/12/2016	Ongoing dialogue with borrower	Borrower called to make a payment, borrower stated delinquencies due to social security receipt schedule.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called to make a payment, borrower stated delinquencies due to social security receipt schedule.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
82090072	03/22/2016	03/04/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Borrower called to verify payment for accuracy, advised payments may take 1-2 days to show up. advised check with the bank.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called to verify payment for accuracy, advised payments may take 1-2 days to show up. advised check with the bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
6971211	03/22/2016	03/18/2016	UTD	UTD	Yes		12/07/2015	Ongoing dialogue with borrower	Borrower called and verified information. Borrower arranged payment and enrolled loan in recurring payments for 12 months.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/02/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower called and verified information. Borrower arranged payment and enrolled loan in recurring payments for 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
72700012	03/22/2016	04/13/2016	Occupied-UTD	UTD	Yes		04/13/2016	Ongoing dialogue with borrower	07/06/2015 the borrower advised she has received the approved extension agreement and was advised it may be due to the holiday. No other relevant communication noted. The borrower advised 04/13/2016 her RFD is due to knee surgery.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	07/06/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  07/06/2015 the borrower advised she has received the approved extension agreement and was advised it may be due to the holiday.  No other relevant communication noted.  The borrower advised 04/13/2016 her RFD is due to knee surgery.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
7496483	03/22/2016	03/18/2016	UTD	UTD	Yes		10/02/2015	Ongoing dialogue with borrower	Agent spoke to borrower on an incoming call. Agent verified the account and advised of the total amount due. Agent attempted to updated income and expenses, but borrower refused. Borrower advised that he mailed the total amount due and things would be back on track.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No			Yes	No																																								N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Agent spoke to borrower on an incoming call. Agent verified the account and advised of the total amount due. Agent attempted to updated income and expenses, but borrower refused. Borrower advised that he mailed the total amount due and things would be back on track.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
6785375	03/22/2016	02/29/2016	Owner Occupied	UTD	Yes		12/30/2015	Ongoing dialogue with borrower	Spoke with borrower to process payment	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  Spoke with borrower to process payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
35977311	03/22/2016	04/12/2016	UTD	UTD	Yes		06/08/2015	Not attempting to contact the borrower	Borrower states she forgot to make the May payment. Servicer advised that the account is current and is next due for 07/01/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  Borrower states she forgot to make the May payment. Servicer advised that the account is current and is next due for 07/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
21303590	03/22/2016	03/01/2016	Owner Occupied	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	The customer requested help with the password for his online account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/26/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The customer requested help with the password for his online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
5205939	03/22/2016	04/13/2016	UTD	UTD	Yes		03/05/2016	Not attempting to contact the borrower	Borrower called in to check on the status of the account. Servicer advised it was current and discussed auto pay options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  Borrower called in to check on the status of the account. Servicer advised it was current and discussed auto pay options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Performing under Modification	1	Performing
27165440	03/22/2016	03/18/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
14873635	03/22/2016	03/14/2016	UTD	UTD	Yes		11/16/2015	Ongoing dialogue with borrower	Spoke to borrower and informed her the inspection shows work is 100% complete and her insurance claim is being closed. Borrower had no further questions. All claim funds have been released.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015.  Spoke to borrower and informed her the inspection shows work is 100% complete and her insurance claim is being closed. Borrower had no further questions. All claim funds have been released.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
12888909	03/22/2016	01/19/2016	UTD	UTD	Yes		01/20/2015	Contact attempts - however unable to contact borrower	Borrower called in and advised he has his own homeowners insurance. Agent reached out to borrower's agent and left a detailed message referencing borrower's loan number, property address and name and advised agent to reference loan number and to allow 2 days to process. Servicer provided fax number and number to hazard insurance department and advised that once policy has been received a refund will be credited within 7 business days.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  Borrower called in and advised he has his own homeowners insurance. Agent reached out to borrower's agent and left a detailed message referencing borrower's loan number, property address and name and advised agent to reference loan number and to allow 2 days to process. Servicer provided fax number and number to hazard insurance department and advised that once policy has been received a refund will be credited within 7 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/02/2015 reflects an as is value of $75,000.00.	Performing	Regular Payments	1
72929780	03/22/2016	03/22/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
78864530	03/22/2016	03/21/2016	UTD	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	The borrower faxed proof of the paid state taxes, called to verify receipt of information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The borrower faxed proof of the paid state taxes, called to verify receipt of information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
28606526	03/22/2016	03/08/2016	Owner Occupied	UTD	Yes		02/18/2016	Ongoing dialogue with borrower	Borrower called to check the payment amount limit on the web. He intends to pay $28000 and wanted to make sure it would be accepted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/20/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower called to check the payment amount limit on the web. He intends to pay $28000 and wanted to make sure it would be accepted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
98607676	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
62613114	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		03/14/2015	Contact attempts - however unable to contact borrower	Borrower called to remove the dispute marker on her loan for her credit report as she is financing another loan. She was advised the resolution is in progress.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2015.  Borrower called to remove the dispute marker on her loan for her credit report as she is financing another loan. She was advised the resolution is in progress.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
96756508	03/22/2016	03/03/2016	UTD	UTD	Yes		06/24/2015	Not attempting to contact the borrower	The customer advised he will be making a payment on 7/1 including the late fee.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  The customer advised he will be making a payment on 7/1 including the late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
5163703	03/22/2016	04/12/2016	Occupied-UTD	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	Borrower called in to advise that the 1098 form has not been received. Agent advised borrower of website option. Agent verified mailing address and reordered statement.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		05/15/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called in to advise that the 1098 form has not been received. Agent advised borrower of website option. Agent verified mailing address and reordered statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Comment on 09/02/2015 reflects 60 day letter mailed to borrower.	Performing	Regular Payments	1
75206333	03/22/2016	03/18/2016	Owner Occupied	UTD	Yes		09/28/2015	Ongoing dialogue with borrower	Borrower called and verified information, Borrower advised current due for 09/01/2015, borrower ended the call.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  Borrower called and verified information, Borrower advised current due for 09/01/2015, borrower ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
3769420	04/01/2016	03/10/2016	Owner Occupied	UTD	Incomplete	Missing comments from 04/01/2015 - 10/28/2015 and 10/30/2015 - 02/19/2016	02/17/2016	Ongoing dialogue with borrower	Setup payment online for 2/1/2016. Borrower consented to welcome call verification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Setup payment online for 2/1/2016. Borrower consented to welcome call verification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
82000647	03/22/2016	03/25/2016	UTD	UTD	Yes		06/27/2015	Contact attempts - however unable to contact borrower	Servicer spoke with borrower who stated is overextended at this time and is trying to get caught up from slow times in winter and is now picking up. Borrower stated can make a payment next week and the following and will try and get caught up on his own.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/16/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2015.  Servicer spoke with borrower who stated is overextended at this time and is trying to get caught up from slow times in winter and is now picking up. Borrower stated can make a payment next week and the following and will try and get caught up on his own.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 reflects an as is value of $142,000.00.	Performing	Regular Payments	1
17183717	03/22/2016	03/10/2016	UTD	UTD	Yes		07/24/2015	Ongoing dialogue with borrower	Borrower verified and stated he is having issues with his checking account. The credit union set it up as a savings account and he is unable to make payments from savings accounts for the mortgage. Borrower Borrower was provided with other payment options and he stated his wife would vall back.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2015.  Borrower verified and stated he is having issues with his checking account. The credit union set it up as a savings account and he is unable to make payments from savings accounts for the mortgage. Borrower Borrower was provided with other payment options and he stated his wife would vall back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
16370098	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
72642348	03/22/2016	04/13/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
59924367	03/22/2016	03/21/2016	UTD	UTD	Yes		10/15/2015	Ongoing dialogue with borrower	Borrower called to make a payment, borrower refused to update information for the file.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		08/27/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Borrower called to make a payment, borrower refused to update information for the file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
91317315	03/22/2016	02/12/2016	UTD	UTD	Yes		02/12/2016	Ongoing dialogue with borrower	Agent spoke with borrower. Agent provided mini-Miranda. Borrower called to make a payment. Agent submitted payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Agent spoke with borrower. Agent provided mini-Miranda. Borrower called to make a payment. Agent submitted payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
82382480	03/22/2016	03/21/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Delinquent Taxes
74438706	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
32674350	03/22/2016	03/21/2016	UTD	UTD	Yes		06/06/2015	Contact attempts - however unable to contact borrower	Agent spoke to third party. Agent advise third party of total amount due. Third party advised that the reason for default was due to home repair, but once current will be able to maintain payments from employment income. She advised that the date of payment will be 06/20/2015. Agent advised third party that they may call to follow-up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/28/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2015.  Agent spoke to third party. Agent advise third party of total amount due. Third party advised that the reason for default was due to home repair, but once current will be able to maintain payments from employment income. She advised that the date of payment will be 06/20/2015. Agent advised third party that they may call to follow-up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
47527993	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		02/19/2016	Ongoing dialogue with borrower	Borrower called to make a payment on the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/01/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower called to make a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
80036085	03/22/2016	03/09/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
68122190	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		12/31/2015	Ongoing dialogue with borrower	Borrower called in for check status for cause of loss due to hail and date of loss 06/29/2015. Servicer advised borrower that the loss draft check was mailed on 12/24/2015 and to allow 10 days.	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No				Retention	Yes																													Yes		$904.73	06/29/2015	Property damage due to hail damage from 06/29/2015. Servicer mailed claim check in amount of $904.73 to borrower on 12/24/2015. No evidence if repairs have been started or completed.	Wind	No	Not Started		No		No	Yes			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015.  Borrower  called in for check status for cause of loss due to hail and date of loss 06/29/2015. Servicer advised borrower that the loss draft check was mailed on 12/24/2015 and to allow 10 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Property damage due to hail damage from 06/29/2015. Servicer mailed claim check in amount of $904.73 to borrower on 12/24/2015. No evidence if repairs have been started or completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Delinquent property taxes were paid by servicer on 03/14/2016 and check was sent to XXX County via tracking number XXX.	Performing	Performing under Modification	3	Property Damage
13679289	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	The borrower informed the servicer on 03/08/2016 that his payments are late each month due to a pay structure change at his job.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower informed the servicer on 03/08/2016 that his payments are late each month due to a pay structure change at his job.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
7146278	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	promise to pay	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  promise to pay
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
28783875	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Perfoming
53455450	03/22/2016	03/18/2016	UTD	UTD	Yes		01/28/2016	Not attempting to contact the borrower	Agent spoke with borrower. Agent verified account. Borrower called regarding Modification offer received dated 1/20. Agent advised that the documents were from 2013 Modification. Borrower will send documents.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	Yes																										No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Agent spoke with borrower. Agent verified account. Borrower called regarding Modification offer received dated 1/20. Agent advised that the documents were from 2013 Modification. Borrower will send documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comments on 2/2/2016 indicate that the modification documents were being audited and missing the co-borrower signature death certificate. Comments on 2/5/2016 indicate that co-borrower was removed from the account due to death. No confirmation the date of death or the receipt of the death certificate was identified.	Performing	Performing under Modification	3	Deceased Borrower
98058672	03/22/2016	01/09/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
2734729	03/22/2016	03/17/2016	Owner Occupied	UTD	Yes		08/10/2015	Ongoing dialogue with borrower	The servicer contacted the borrower on 08/10/2015 to inquire if the borrower was interested in the recurring payment option. The borrower declined.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  The servicer contacted the borrower on 08/10/2015 to inquire if the borrower was interested in the recurring payment option.  The borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
12989078	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		10/26/2015	Ongoing dialogue with borrower	The borrower contacted the servicer on 10/26/2015 to make a payment by phone in the amount of $2,662.36. The servicer agreed to waive the late fee.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		06/12/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  The borrower contacted the servicer on 10/26/2015 to make a payment by phone in the amount of $2,662.36.  The servicer agreed to waive the late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
56243299	03/22/2016	03/21/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
11515668	03/22/2016	03/07/2016	UTD	UTD	Yes		08/03/2015	Contact attempts - however unable to contact borrower	Agent spoke with borrower. Agent verified account and advised of the total amount due. Borrower said that she is the one making the payments, not her ex-husband. Agent advised that Mr. can call in and have his number removed, but she could make changes to his portion. She agreed to make a payment on 8/8/15 and will try to pay August and September payments the following week. She stated that she's waiting on school refund for son.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2015.  Agent spoke with borrower. Agent verified account and advised of the total amount due. Borrower said that she is the one making the payments, not her ex-husband. Agent advised that Mr. can call in and have his number removed, but she could make changes to his portion. She agreed to make a payment on 8/8/15 and will try to pay August and September payments the following week. She stated that she's waiting on school refund for son.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
78125928	03/22/2016	02/29/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						Yes								1	Discharged	Chapter 7						N/A				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as the borrower did not submit all of the required documents necessary to complete the review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
81049427	03/22/2016	03/01/2016	Owner Occupied	UTD	Yes		01/04/2016	Not attempting to contact the borrower	The customer set up a payment for $1,548.59 to be drafted on 1/15/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		05/29/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The customer set up a payment for $1,548.59 to be drafted on 1/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
17374781	03/22/2016	03/22/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
36921317	03/22/2016	04/11/2016	Occupied-UTD	UTD	Yes		11/04/2015	Not attempting to contact the borrower	Borrower called in and agent provided inactive bankruptcy disclosure. Borrower wanted to talk about payments that posted to the account. Agent advised borrower that he would need to be transferred to the bankruptcy department. Details of transferred call not provided.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 7	3/XX/2009					No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  Borrower called in and agent provided inactive bankruptcy disclosure. Borrower wanted to talk about payments that posted to the account. Agent advised borrower that he would need to be transferred to the bankruptcy department. Details of transferred call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is closed.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as is value of $690,000.00.	Performing	Performing under Modification	1
7731483	03/22/2016	04/01/2016	UTD	UTD	Yes		02/04/2016	Ongoing dialogue with borrower	Promise date confirmed. Borrower called on 04/01/2016 looking for assistance in getting a loan (HELOC) and was referred to departments for refinance and sales. Borrower also inquired about the HARP program. Borrower is on Social Security and has increased expenses.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	04/01/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Promise date confirmed.  Borrower called on 04/01/2016 looking for assistance in getting a loan (HELOC) and was referred to departments for refinance and sales.  Borrower also inquired about the HARP program.  Borrower is on Social Security and has increased expenses.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $75,000. Moderate risk: Fixed income borrower is struggling to make payments due to higher expenses.	Performing	Performing under Modification	1
51144167	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/09/2016	Ongoing dialogue with borrower	The borrower informed the servicer on 03/09/2016 that she has a pending transaction in the amount of $650, and meant for it to be drafted on 03/10/2016.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Active	Chapter 13	9/XX/2011					Yes	2/XX/2012	$1,711.61		No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower informed the servicer on 03/09/2016 that she has a pending transaction in the amount of $650, and meant for it to be drafted on 03/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2012.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
41378134	03/22/2016	04/03/2016	Occupied-UTD	UTD	Yes		02/24/2016	Ongoing dialogue with borrower	Servicer spoke with borrower who updated mailing address. Escrow overage check in amount of $941.47 was returned. Agent is reissuing overage check to borrower and sending to new address provided.	No		No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes						Closed - Not Complete	Foreclosure closed due to Modification																																					N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  Servicer spoke with borrower who updated mailing address. Escrow overage check in amount of $941.47 was returned. Agent is reissuing overage check to borrower and sending to new address provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  Foreclosure closed due to Modification
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
71854024	03/22/2016	01/07/2016	Owner Occupied	UTD	Yes		01/07/2016	Ongoing dialogue with borrower	The customer was advised of the total amount due and declined loss mitigation assistance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The customer was advised of the total amount due and declined loss mitigation assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
49113506	03/22/2016	03/08/2016	Owner Occupied	UTD	Yes		10/29/2015	Ongoing dialogue with borrower	Borrower rejected short term payment assistance and made a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/15/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  Borrower rejected short term payment assistance and made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
28278573	03/22/2016	04/11/2016	UTD	UTD	Yes		05/12/2015	Not attempting to contact the borrower	Servicer contacted borrower to determine if she received documents. The borrower stated she had and all questions had been answered via email the day before.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 13	3/XX/2010		3/XX/2015			UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2015.  Servicer contacted borrower to determine if she received documents.  The borrower stated she had and all questions had been answered via email the day before.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
62962768	03/22/2016	03/16/2016	UTD	UTD	Yes		01/06/2016	Contact attempts - however unable to contact borrower	Borrower called in and made a payment in amount of $815.58 and was provided with confirmation number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower called in and made a payment in amount of $815.58 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
49684617	03/22/2016	03/11/2016	Owner Occupied	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 03/10/2016 to make a payment by phone in the amount of $690.49. The servicer offered the borrower the recurring payment option. The borrower declined.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The borrower contacted the servicer on 03/10/2016 to make a payment by phone in the amount of $690.49.  The servicer offered the borrower the recurring payment option.  The borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as the borrower did not submit all of the required documentation necessary for the review process.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	The loan is performing.
82982533	03/22/2016	03/12/2016	UTD	UTD	Yes		02/10/2016	Ongoing dialogue with borrower	Agent spoke with borrower. Agent verified account and advised that the call may be monitored or recorded. Agent advised of total amount due. Borrower confirmed next payment.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No			Yes	No																																								N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Agent spoke with borrower. Agent verified account and advised that the call may be monitored or recorded. Agent advised of total amount due. Borrower confirmed next payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
42029866	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		04/30/2015	Not attempting to contact the borrower	Borrower called in to make a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		04/25/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2015.  Borrower called in to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
25094190	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		07/01/2015	Ongoing dialogue with borrower	Borrower called in to cancel the appointment that she set up for today since she already set one for next week, July 6, 2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2015.  Borrower called in to cancel the appointment that she set up for today since she already set one for next week, July 6, 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
55862845	03/22/2016	03/11/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						Yes								1	Performing Under Plan	Chapter 13	1/XX/2013					UTD				No		No		Amended plan filed 03/XX/2016																				UTD	Good	Good	Temporary	Good	Weak
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is performing under plan.  Amended plan filed 03/XX/2016
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																				Bankruptcy		2	Bankruptcy Performing
10730394	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		02/25/2016	Ongoing dialogue with borrower	Inbound call from borrower to inquire about Home insurance status.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Inbound call from borrower to inquire about Home insurance status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
263128	03/22/2016	03/15/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak	LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Cease and Desist on file 07/20/2015.	Performing	Performing under Modification	1
80347644	03/22/2016	03/04/2016	Owner Occupied	UTD	Yes		03/01/2016	Ongoing dialogue with borrower	Borrower called and was assisted with payment. Provided confirmation number to borrower.	No		No	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No				Retention	Yes								1	Closed	UTD						UTD				UTD		UTD		No Bankruptcy information in file.	4/XX/2011	Yes	08/07/2014	No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called and was assisted with payment. Provided confirmation number to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No Bankruptcy information in file.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Comments on 6/9/2014 indicate that the primary borrower's date of death was on 4/21/2011. Comments on 8/7/2014 indicate that the death certificate was provided.	Performing	Performing under Modification	3	Deceased Borrower Prior Bankruptcy Performing
85408609	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		01/29/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 01/29/2016 to make a payment by phone in the amount of $1,632.22.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  The borrower contacted the servicer on 01/29/2016 to make a payment by phone in the amount of $1,632.22.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
29475872	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		03/14/2016	Not attempting to contact the borrower	The customer called to cancel the scheduled payment and re-schedule for 3/18/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		12/03/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  The customer called to cancel the scheduled payment and re-schedule for 3/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
43160610	03/22/2016	03/29/2016	Owner Occupied	UTD	Yes		11/07/2015	Ongoing dialogue with borrower	said mailed payment	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2015.  said mailed payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
79933193	03/22/2016	03/18/2016	UTD	UTD	Yes		03/17/2016	Ongoing dialogue with borrower	Borrower called in to make payment, cancel recurring payment and enroll in ez pay. Borrower was advised to go on line.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower called in to make payment, cancel recurring payment and enroll in ez pay.  Borrower was advised to go on line.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $45,900.	Performing	Performing under Modification	1
20468916	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		02/11/2016	Ongoing dialogue with borrower	The borrower was advised the account was modified on the HAMP program back in April 2013 and would not be able to submit another application. Current rate of 2% is lowest and best rate available.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/11/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower was advised the account was modified on the HAMP program back in April 2013 and would not be able to submit another application. Current rate of 2% is lowest and best rate available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
45651378	03/22/2016	02/05/2016	Owner Occupied	UTD	Yes		09/15/2015	Ongoing dialogue with borrower	Borrower called in to setup recurring monthly payment. Borrower advised of balance, grace period and terms of payments,	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower called in to setup recurring monthly payment. Borrower advised of balance, grace period and terms of payments,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
56883530	03/22/2016	04/01/2016	Owner Occupied	UTD	Yes		06/01/2015	Contact attempts - however unable to contact borrower	Borrower called in to make a payment on the account. Borrower wanted to do auto-draft but do not have a checking account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  Borrower called in to make a payment on the account. Borrower wanted to do auto-draft but do not have a checking account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
82544463	04/01/2016	02/19/2016	UTD	UTD	Incomplete	Missing comments from 02/20/2016 - 04/01/2016	01/13/2016	Not attempting to contact the borrower	Borrower called to go over loan sale letter he received. Borrower stated he set-up January payment on December 4th. Servicer advised payment has not posted to account yet.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Borrower called to go over loan sale letter he received.  Borrower stated he set-up January payment on December 4th.  Servicer advised payment has not posted to account yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account	Performing	Regular Payments	1
79836421	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		03/21/2016	Ongoing dialogue with borrower	Borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		05/26/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
82940756	03/22/2016	03/17/2016	Owner Occupied	UTD	Yes		11/12/2015	Ongoing dialogue with borrower	The borrower informed the servicer on 11/12/2015 that she will make the next payment on 11/15/2015 and to remind the servicer that she is not receiving monthly billing statements.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  The borrower informed the servicer on 11/12/2015 that she will make the next payment on 11/15/2015 and to remind the servicer that she is not receiving monthly billing statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
41712722	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		04/10/2015	Ongoing dialogue with borrower	Borrower called in to inquire about lender bank system being down. also borrower informed lender of current financial status	No	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Performing Under Plan	Chapter 13	6/XX/2015					No				No		N/A																						UTD	Fair	Fair	Temporary	Fair	Weak
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2015.  Borrower called in to inquire about lender bank system being down. also borrower informed lender of current financial status
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is performing under plan.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																				Bankruptcy		2	Bankruptcy Performing
4823931	03/22/2016	03/16/2016	UTD	UTD	Yes		02/16/2016	Ongoing dialogue with borrower	The co borrower was assisted with making a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  The co borrower was assisted with making a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
48542136	03/22/2016	01/28/2016	UTD	UTD	Yes		05/11/2015	Ongoing dialogue with borrower	Agent spoke to third party. Agent fully verified the account and advised of the total amount due. Agent documented that the reason for default was due to returned check in April. Third party called in to set-up a promise to pay.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  Agent spoke to third party. Agent fully verified the account and advised of the total amount due. Agent documented that the reason for default was due to returned check in April. Third party called in to set-up a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
18108288	03/22/2016	04/05/2016	UTD	UTD	Yes		01/16/2016	Not attempting to contact the borrower	Borrower called in to make a pay by phone. No questions or concerns were noted.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes	No																																								N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2016.  Borrower called in to make a pay by phone. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
98118051	03/22/2016	03/21/2016	UTD	UTD	Yes		09/22/2015	Ongoing dialogue with borrower	Borrower stated that he will make September payment on October 2, 2015, the October payment will be made on October 16, 2015. Agent asked borrower if he wanted to set up a payment and borrower replied that he will make payments online. Borrower noted RFD as unexpected expenses.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	09/22/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2015.  Borrower stated that he will make September payment on October 2, 2015, the October payment will be made on October 16, 2015. Agent asked borrower if he wanted to set up a payment and borrower replied that he will make payments online. Borrower noted RFD as unexpected expenses.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
99141083	03/22/2016	03/04/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Borrower called to process a phone payment. Borrower advised it will take 1-3 days to process. Educated borrower on the changes and the annual escrow analysis.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called to process a phone payment. Borrower advised it will take 1-3 days to process. Educated borrower on the changes and the annual escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
71747424	03/22/2016	03/08/2016	Owner Occupied	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	The customer made a payment by phone for $810.06.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/18/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The customer made a payment by phone for $810.06.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
50745950	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
31265543	03/22/2016	03/18/2016	Owner Occupied	UTD	Yes		05/30/2015	Not attempting to contact the borrower	Borower was advised the late fee was from October 2014 and should be included with the next payment made.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2015.  Borower was advised the late fee was from October 2014 and should be included with the next payment made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
19160863	03/22/2016	03/23/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
57335149	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		07/07/2015	Not attempting to contact the borrower	The borrower contacted the servicer on 07/07/2015 to make a payment by phone in the amount of $2,577.68.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes	4/XX/2014																																											N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  The borrower contacted the servicer on 07/07/2015 to make a payment by phone in the amount of $2,577.68.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 04/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	The loan is performing.
66280863	04/01/2016	03/08/2016	UTD	Good	Incomplete	Missing comments from 04/01/2015 - 09/08/2015 and 12/31/2015 - 02/10/2016	03/08/2016	Contact attempts - however unable to contact borrower	Borrower calledin to make a promise to pay on 03/09/16 in the amount of $900.25.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower calledin to make a promise to pay on 03/09/16 in the amount of $900.25.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			The servicer noted 10/29/2015 approved for loss mitt but there was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
44166443	03/22/2016	03/18/2016	UTD	UTD	Yes		02/04/2016	Ongoing dialogue with borrower	The customer was advised of the total amount due. The customer informed that he thinks his wife already made the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  The customer was advised of the total amount due. The customer informed that he thinks his wife already made the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
3812463	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes		03/04/2016	Contact attempts - however unable to contact borrower	Spoke with borrower and advised borrower of total amount due. Agent was unable to update system with borrower financial information due to borrower's refusal.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Spoke with borrower and advised borrower of total amount due. Agent was unable to update system with borrower financial information due to borrower's refusal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
24527523	03/22/2016	02/24/2016	Owner Occupied	UTD	Yes		08/20/2015	Not attempting to contact the borrower	Agent spoke with borrower. Agent verified account. Borrower called to see if he could cancel the 8/21/15 payment since he will be done paying extra for the late fee on account with the 9/4/15 payment for $500.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2015.  Agent spoke with borrower. Agent verified account. Borrower called to see if he could cancel the 8/21/15 payment since he will be done paying extra for the late fee on account with the  9/4/15 payment for $500.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
5917680	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes		09/28/2015	Not attempting to contact the borrower	Borrower called to confirm that his account is set up for recurring payments.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes	Yes																																								N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  Borrower called to confirm that his account is set up for recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
67716698	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
34559801	03/22/2016	03/22/2016	Occupied-UTD	UTD	Yes		03/16/2016	Ongoing dialogue with borrower	Borrower called for an update on the modification, advised borrower it has been submitted to underwriting and hopefully there will be an answer soon. Borrower stated that they really need an answer before the end of the month. Borrower will follow up with more calls later.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/16/2016	No	Retention	Yes			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called for an update on the modification, advised borrower it has been submitted to underwriting and hopefully there will be an answer soon. Borrower stated that they really need an answer before the end of the month. Borrower will follow up with more calls later.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
15566011	03/22/2016	03/09/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
31179946	03/22/2016	01/06/2016	UTD	UTD	Yes		07/13/2015	Ongoing dialogue with borrower	Borrower called for a payment inquiry.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	UTD	UTD						No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  Borrower called for a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
22427520	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/21/2016	Ongoing dialogue with borrower	Borrower called to make remaining payment due for the month. Confirmed payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called to make remaining payment due for the month. Confirmed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
82119700	03/22/2016	03/14/2016	Owner Occupied	UTD	Yes		08/13/2015	Not attempting to contact the borrower	The borrower notified the servicer on 08/13/2015 that the security lockout on his bank account has been lifted. Recurring payments authorized by borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		03/12/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  The borrower notified the servicer on 08/13/2015 that the security lockout on his bank account has been lifted. Recurring payments authorized by borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	The loan is performing.
74567537	03/22/2016	03/17/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
14741676	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
51484251	03/22/2016	03/07/2016	Owner Occupied	UTD	Yes		12/17/2015	Ongoing dialogue with borrower	The borrower contacted the servicer on 12/17/2015 to inquire about the principal balance and the payoff procedure.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  The borrower contacted the servicer on 12/17/2015 to inquire about the principal balance and the payoff procedure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	The loan is performing.
50156185	03/22/2016	03/21/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
41368180	03/22/2016	03/21/2016	Occupied-UTD	UTD	Yes		03/16/2016	Ongoing dialogue with borrower	Borrower made payment by phone. Stated only one working and asked for details on HAMP.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/16/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower made payment by phone. Stated only one working and asked for details on HAMP.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
78996168	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		10/02/2015	Ongoing dialogue with borrower	Spoke to co-borrower who stated will be able to maintain contractual payments from borrower and co-borrower payroll. Also stated RFD is nothing big, she forgot and assistance is not needed, she will have account current within a month. She will be making payments online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Spoke to co-borrower who stated will be able to maintain contractual payments from borrower and co-borrower payroll. Also stated RFD is nothing big, she forgot and assistance is not needed, she will have account current within a month. She will be making payments online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
2831746	03/22/2016	03/20/2016	UTD	UTD	Yes		02/19/2016	Ongoing dialogue with borrower	Borrower had a question regarding statements. Servicer advised that with Chapter 7 non reaffirmed wouldn't be able to send statements and provided him with his principal balance.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	6/XX/2015		7/XX/2015			No				No		Yes																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower had a question regarding statements. Servicer advised that with Chapter 7 non reaffirmed wouldn't be able to send statements and provided him with his principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	2	Performing Bankruptcy
48801128	03/22/2016	03/15/2016	UTD	UTD	Yes		09/01/2015	Not attempting to contact the borrower	The borrower was advised the extension for the HAMP modification was approved and the next payment would be 9/1/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/01/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  The borrower was advised the extension for the HAMP modification was approved and the next payment would be 9/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
99491491	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		01/11/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 01/11/2016 regarding the receipt of a letter. The servicer advised the letter was sent out before the December payment was received.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 13	5/XX/2011		5/XX/2014			Yes	1/XX/2013	$4,269.57		No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  The borrower contacted the servicer on 01/11/2016 regarding the receipt of a letter.  The servicer advised the letter was sent out before the December payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2013.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	The loan is performing.
41896237	03/22/2016	03/07/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak	LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Borrower has been communicating online only. Stated the house was listed for sale. No assistance was requested.	Performing	Performing under Modification	1
40824232	03/22/2016	03/21/2016	Occupied-UTD	UTD	Yes		02/10/2016	Ongoing dialogue with borrower	Borrower called to make a payment, provided confirmation.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	01/05/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Borrower called to make a payment, provided confirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
49890281	03/22/2016	03/01/2016	UTD	UTD	Yes		11/30/2015	Not attempting to contact the borrower	Borrower called in to schedule an appointment with her SPOC. Servicer confirmed that her extension was granted and her next due date is 01/01/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/30/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  Borrower called in to schedule an appointment with her SPOC. Servicer confirmed that her extension was granted and her next due date is 01/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
62371939	03/22/2016	01/14/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
43714097	03/22/2016	02/29/2016	Owner Occupied	UTD	Yes		02/09/2016	Contact attempts - however unable to contact borrower	The customer was advised the 2015 taxes in the amount of $1,346.68 were paid.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	UTD						UTD				UTD		UTD																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The customer was advised the 2015 taxes in the amount of $1,346.68 were paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	2	Bankruptcy Performing
32454812	03/22/2016	02/26/2016	UTD	UTD	Yes		01/29/2016	Not attempting to contact the borrower	Borrower made a payment.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	UTD						No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
18073938	03/22/2016	03/04/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Borrower states she made a payment at the branch for $823.11. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower states she made a payment at the branch for $823.11. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
22628120	03/22/2016	03/11/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	The borrower made a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The borrower made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
10015101	03/22/2016	03/21/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Call and spoke with borrower in regards to the March payment of $1238.02. Borrower will take care of payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Call and spoke with borrower in regards to the March payment of $1238.02. Borrower will take care of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
93608953	03/22/2016	02/27/2016	UTD	UTD	Yes		02/27/2016	Ongoing dialogue with borrower	Talk to XXX. Advised customer received 1099 form. He wanted to know if he had to file with his taxes.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/26/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2016.  Talk to XXX. Advised customer received 1099 form. He wanted to know if he had to file with his taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
82976268	03/22/2016	01/14/2016	UTD	UTD	Yes		09/04/2015	Not attempting to contact the borrower	Comments indicate borrower declined all workout assistance as she had brought the loan current. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	09/04/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Comments indicate borrower declined all workout assistance as she had brought the loan current. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
55985493	03/22/2016	02/17/2016	UTD	UTD	Yes		11/16/2015	Not attempting to contact the borrower	The customer was advised of the amount due for the month and the past due amount of $188.80 which was informed it can be paid at anytime or at the end of the loan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/29/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015.  The customer was advised of the amount due for the month and the past due amount of $188.80 which was informed it can be paid at anytime or at the end of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
66635598	03/22/2016	03/14/2016	UTD	UTD	Yes		01/07/2016	Ongoing dialogue with borrower	Borrower called in to change her auto draft date due to a change in her deposit date for SSI. No further concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called in to change her auto draft date due to a change in her deposit date for SSI. No further concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
34241230	03/22/2016	03/21/2016	UTD	UTD	Yes		07/07/2015	Contact attempts - however unable to contact borrower	Talk to borrower who wanted to know how many times Servicer submit payment to Bank if payment is made through website. Agent informed borrower that it is Servicer's policy to submit the payment to the borrower's Bank three times before reversing the payment from their mortgage account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Talk to borrower who wanted to know how many times Servicer submit payment to Bank if payment is made through website. Agent informed borrower that it is Servicer's policy to submit the payment to the borrower's Bank three times before reversing the payment from their mortgage account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
9940714	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/22/2016	Ongoing dialogue with borrower	Borrower called and confirmed information and scheduled appointment with client adviser.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/22/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower called and confirmed information and scheduled appointment with client adviser.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
75702932	03/22/2016	03/17/2016	UTD	UTD	Yes		12/03/2015	Not attempting to contact the borrower	Borrower called in to get a copy of his modification documents. No further questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2015.  Borrower called in to get a copy of his modification documents. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
32699451	03/22/2016	03/10/2016	Occupied-UTD	UTD	Yes		12/08/2015	Ongoing dialogue with borrower	Talk to XXX. She called to speak with SPOC about Mod agreement.	No	N/A	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Performing Under Plan	Chapter 13	12/XX/2014					Yes	2/XX/2015		$6,260.00	No		No		amended plan filed 01/XX/2015																				N/A	Good	Good	N/A	Good	Weak
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Talk to XXX She called to speak with SPOC about Mod agreement.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2015.  amended plan filed 01/XX/2015
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
																																																																																				Bankruptcy		1	Performing
61240253	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		02/25/2016	Ongoing dialogue with borrower	Borrower states she forgot to mail the payment and made a payment by phone. Client was not interested in any loss mitigation assistance. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower states she forgot to mail the payment and made a payment by phone. Client was not interested in any loss mitigation assistance. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
31604591	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		02/15/2016	Ongoing dialogue with borrower	Borrower made a payment by phone. No questions or concerns were noted.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes	Yes																																								N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower made a payment by phone. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
74291799	03/22/2016	03/16/2016	Owner Occupied	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	outbound call made to borrower to advise status of mortgage account	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  outbound call made to borrower to advise status of mortgage account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
84535831	03/22/2016	12/07/2015	Owner Occupied	UTD	Yes		09/01/2015	Not attempting to contact the borrower	Lender spoke to borrower and advise borrower of account status, borrower also set up payment for account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		07/17/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  Lender spoke to borrower and advise borrower of account status, borrower also set up payment for account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
59475454	03/22/2016	04/13/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Borrower called in to check on the status of his modification. Servicer advised that a decision was not granted as she did not provide proof of self employed income. She asked if she could go elsewhere for a modification and servicer advised that she could not. No further questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called in to check on the status of his modification. Servicer advised that a decision was not granted as she did not provide proof of self employed income. She asked if she could go elsewhere for a modification and servicer advised that she could not. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
46308904	03/22/2016	02/01/2016	UTD	UTD	Yes		08/04/2015	Ongoing dialogue with borrower	Borrower made a payment by phone. Borrower received a letter regarding hardship assistance, borrower states he is not experiencing a hardship and does not want assistance. The June payment was lost in the mail. Borrower will consider recurring payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	08/04/2014	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  Borrower made a payment by phone. Borrower received a letter regarding hardship assistance, borrower states he is not experiencing a hardship and does not want assistance. The June payment was lost in the mail. Borrower will consider recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
8570267	03/22/2016	01/22/2016	UTD	UTD	Yes		06/25/2015	Ongoing dialogue with borrower	Borrower states she mailed her June & July payment on Monday or Tuesday. No questions or concerns were noted.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Closed	UTD						UTD				UTD		No		Comments on 08/28/2015 indicate a prior Bankruptcy was closed on 04/XX/2012. Details of the bankruptcy were not clearly stated.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  Borrower states she mailed her June & July payment on Monday or Tuesday. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 08/28/2015 indicate a prior Bankruptcy was closed on 04/XX/2012. Details of the bankruptcy were not clearly stated.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
10800889	03/22/2016	03/21/2016	UTD	UTD	Yes		05/01/2015	Not attempting to contact the borrower	Borrower said she was late with her payment due to a problem with her checking account. The situation is now resolved and no loss mitigation options were discussed.	No		Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2015.  Borrower said she was late with her payment due to a problem with her checking account. The situation is now resolved and no loss mitigation options were discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
54836033	03/22/2016	03/16/2016	UTD	UTD	Yes		09/09/2015	Ongoing dialogue with borrower	Borrower requested calls be made in the evening, she is at work and not taking calls.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  Borrower requested calls be made in the evening, she is at work and not taking calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
64265586	03/22/2016	03/22/2016	UTD	UTD	Yes		02/22/2016	Ongoing dialogue with borrower	Borrower made a payment by phone and states he had a temporary hardship due to unexpected expenses but it is now resolved. Loss mitigation options were discussed however the borrower is not interested.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/22/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower made a payment by phone and states he had a temporary hardship due to unexpected expenses but it is now resolved. Loss mitigation options were discussed however the borrower is not interested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
99976130	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						Yes								1	Closed	Chapter 7			6/XX/2014			No				UTD		Yes		Comments indicate a prior bankruptcy however the details were not clearly stated.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is evidence of reaffirmation.  Comments indicate a prior bankruptcy however the details were not clearly stated.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing Bankruptcy
8171426	03/22/2016	03/25/2016	UTD	UTD	Yes		01/08/2016	Not attempting to contact the borrower	Authorized 3rd party called to get the principal balance information on the account. Call was transferred to customer service.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	8/XX/2012		12/XX/2012			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Authorized 3rd party called to get the principal balance information on the account. Call was transferred to customer service.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
33894334	03/22/2016	04/11/2016	UTD	UTD	Yes		04/11/2016	Not attempting to contact the borrower	Borrower requested payment to be cancelled payment dated 04/15/16. It appears the borrower made two payments on-line one for 04/11/16 and the other for 04/16/15. Servicer advised payment could post 1- 2 days from the date of the check. Borrower advised will be making $2,291. for additional escrow payment.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	12/XX/2012		4/XX/2013			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower requested payment to be cancelled payment dated 04/15/16.  It appears the borrower made two payments on-line one for 04/11/16 and the other for 04/16/15.  Servicer advised payment could post 1- 2 days from the date of the check.  Borrower advised will be making $2,291. for additional escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
90575696	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes		02/11/2016	Not attempting to contact the borrower	Authorized 3rd party with XXX states she sent a payment on 02/04/2016 and wanted to confirm that it was received. Servicer advised it has not yet posted and it could take up to 7 business days to reflect the payment on the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Authorized 3rd party with XXX states she sent a payment on 02/04/2016 and wanted to confirm that it was received. Servicer advised it has not yet posted and it could take up to 7 business days to reflect the payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
93939630	03/22/2016	03/07/2016	UTD	UTD	Yes		07/17/2015	Not attempting to contact the borrower	Borrower called in to give verbal authorization for a 3rd party to speak on the account. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		04/07/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2015.  Borrower called in to give verbal authorization for a 3rd party to speak on the account. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
43078354	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		04/11/2016	Not attempting to contact the borrower	Borrower called in and requested a billing statement be sent to them. Servicer stated that due to active bankruptcy no statements will be sent out until bankruptcy is discharged.	No	N/A	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Performing Under Plan	Chapter 11	5/XX/2013					Yes	6/XX/2014	$396,606.40	$17,550.15	No		No		06/10/2014: Cram down was granted. Terms are as follows: UPB $310000.00, Rate 5%, Term 30 years, Maturity date 03/01/2044, P&I $1664.15, effective date 03/XX/2014 with 1st payment due 04/XX/2014. Loan is performing under the cramdown.																				UTD	Fair	Fair	Temporary	Fair	Moderate
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in and requested a billing statement be sent to them.  Servicer stated that due to active bankruptcy no statements will be sent out until bankruptcy is discharged.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 11.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2014.  06/10/2014: Cram down was granted. Terms are as follows: UPB $310000.00, Rate 5%, Term 30 years, Maturity date 03/01/2044, P&I $1664.15, effective date 03/XX/2014 with 1st payment due 04/XX/2014. Loan is performing under the cramdown.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
																																																																																			06/10/2014: Cram down was granted. Terms are as follows: UPB $310000.00, Rate 5%, Term 30 years, Maturity date 03/01/2044, P&I $1664.15, effective date 03/XX/2014 with 1st payment due 04/XX/2014. Loan is performing under the cramdown.	Bankruptcy		3	Bankruptcy Cramdown
7662323	03/22/2016	03/11/2016	UTD	UTD	Yes		07/10/2015	Not attempting to contact the borrower	Borrower called in to get information on the past due amount and agent provided borrower with the requested information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  Borrower called in to get information on the past due amount and agent provided borrower with the requested information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 10/01/2015 reflects loan was approved for HAMP in error and modification has been converted to a supplemental loan modification. Exterior BPO completed 12/03/2015 and reflects an as is value of $324,000.00. Comment on 02/01/2016 reflects PRA - Annual deferred principal reduction posted.	Performing	Performing under Modification	1	Performing
24425084	03/22/2016	03/22/2016	Owner Occupied	Good	Yes		10/02/2015	Contact attempts - however unable to contact borrower	Discussed the servicing transfer.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Discussed the servicing transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
33106038	03/22/2016	02/09/2016	Owner Occupied	UTD	Yes		06/10/2015	Contact attempts - however unable to contact borrower	The customer scheduled a payment for 6/15 and set up recurring payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2015.  The customer scheduled a payment for 6/15 and set up recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
46618299	03/22/2016	03/17/2016	UTD	UTD	Yes		10/08/2015	Not attempting to contact the borrower	Borrower asked about the change in payment amounts and was reminded of the terms of the modification and the scheduled rate changes.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		10/02/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Borrower asked about the change in payment amounts and was reminded of the terms of the modification and the scheduled rate changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
64724464	03/22/2016	03/11/2016	UTD	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	The customer made a scheduled payment by phone for 3/25/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The customer made a scheduled payment by phone for 3/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
64607266	03/22/2016	03/17/2016	UTD	UTD	Yes		07/28/2015	Not attempting to contact the borrower	Borrower is disputing late fee and BPO fee stating they were due to the payment was not forwarded to the new servicer.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	No				Retention	No																																										UTD	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2015.  Borrower is disputing late fee and BPO fee stating they were due to the payment was not forwarded to the new servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  03/01/2016: Comments indicate The subject mortgage appears to be in 2nd lien position as a mortgage was originated by xxxxxxxx for $63797.25 and recorded xxxxxxx. No evidence of satisfaction or subordination was recorded.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Title issue
42087317	03/22/2016	04/11/2016	Occupied-UTD	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
81512189	04/01/2016	04/01/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 10/28/2015	04/01/2016	Not attempting to contact the borrower	Borrower called in regarding Homeowner Insurance issue. Servicer advised they spoke with Insurance Company and was advised policy is in effect and had not been cancelled.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		03/09/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in regarding Homeowner Insurance issue.  Servicer advised they spoke with Insurance Company and was advised policy is in effect and had not been cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
70842129	03/22/2016	03/16/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	Borrower did not have time to discuss the account and stated he would make a payment next week.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower did not have time to discuss the account and stated he would make a payment next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
48535205	03/22/2016	04/01/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
6108948	03/22/2016	04/01/2016	Owner Occupied	UTD	Yes		03/12/2016	Ongoing dialogue with borrower	Talk to XXX. Advised the account due for March 1, 2016. Call was disconnected.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2016.  Talk to XXX. Advised the account due for March 1, 2016.  Call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
90264598	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
20960369	03/22/2016	03/07/2016	UTD	UTD	Yes		02/09/2016	Ongoing dialogue with borrower	The customer called to verify when the last modification was completed and what type.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The customer called to verify when the last modification was completed and what type.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
87825332	03/22/2016	03/07/2016	Occupied-UTD	UTD	Yes		05/08/2015	Not attempting to contact the borrower	Borrower was advised of the total amount due and made a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  Borrower was advised of the total amount due and made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
81150181	03/22/2016	03/18/2016	Owner Occupied	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	The customer inquired about when the last payment was made and was informed on 3/3/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  The customer inquired about when the last payment was made and was informed on 3/3/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
68388126	04/01/2016	03/18/2016	Owner Occupied	UTD	Incomplete	Missing comments from 04/01/2015 - 10/28/2015	03/15/2016	Ongoing dialogue with borrower	Payment of $1203.59 made 3/16/2016. Borrower requested MI removal from the loan and was advised to submit a request in writing. There are no guarantees for the removal.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Payment of $1203.59 made 3/16/2016. Borrower requested MI removal from the loan  and was advised to submit a request in writing. There are no guarantees for the removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
71898096	03/22/2016	04/09/2016	UTD	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Talk to XXX. Advised customer of total amount due, possible LC assessment and possible negative credit reporting. Did promise to pay $2,386.12 via phone on 3/10/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Talk to XXX. Advised customer of total amount due, possible LC assessment and possible negative credit reporting.  Did promise to pay $2,386.12 via phone on 3/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
19133137	03/22/2016	03/18/2016	UTD	UTD	Yes		02/25/2016	Not attempting to contact the borrower	The borrower called to make a payment for $843.80.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	UTD						UTD				UTD		UTD																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower called to make a payment for $843.80.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
9075472	03/22/2016	03/21/2016	UTD	UTD	Yes		06/15/2015	Contact attempts - however unable to contact borrower	Borrower stated her temporary hardship was resolved and she would be paying May and June tomorrow.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  Borrower stated her temporary hardship was resolved and she would be paying May and June tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
30012598	03/22/2016	03/22/2016	UTD	UTD	Yes		02/10/2016	Ongoing dialogue with borrower	The customer was advised to bring his 1098 form to the tax adviser but can also bring his billing statements.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  The customer was advised to bring his 1098 form to the tax adviser but can also bring his billing statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
86391461	03/22/2016	03/09/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	The customer was advised the payment was returned for the Feb 16th payment due to wrong account number being used when payment was made. . Another payment was made for $1,003.68	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/28/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The customer was advised the payment was returned for the Feb 16th payment due to wrong account number being used when payment was made.  . Another payment was made for $1,003.68
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
88743026	04/01/2016	02/04/2016	UTD	UTD	Yes		02/04/2016	Ongoing dialogue with borrower	Advised the borrower of the amount to bring loan current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Advised the borrower of the amount to bring loan current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
97976844	03/22/2016	03/18/2016	UTD	UTD	Yes		11/27/2015	Not attempting to contact the borrower	Borrower called to verify payment was drafted and was advised it may take 1-3 days.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  Borrower called to verify payment was drafted and was advised it may take 1-3 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
76065235	03/22/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
53614357	03/22/2016	04/11/2016	Occupied-UTD	Good	Yes		03/04/2016	Ongoing dialogue with borrower	Spoke with XXX. Advised of total amount due and verified borrower. Call was disconnected and servicer unable to continue wih call.	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No				Retention	No																													Yes		$6,856.05	04/01/2015	Hail Damage. Structural damage. Roof damage.	Other Natural Causes		Complete	01/26/2016			No				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Spoke with XXX. Advised of total amount due and verified borrower.  Call was disconnected and servicer unable to continue wih call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail Damage.  Structural damage. Roof damage.  Property repair is complete.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Property damage noted in file but repairs have been completed on 01/26/16.	Performing	Regular Payments	1	Performing
51935202	03/22/2016	03/18/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing
60939047	03/22/2016	03/14/2016	UTD	UTD	Yes		01/07/2016	Ongoing dialogue with borrower	Servicer advised borrower of the total amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Servicer advised borrower of the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
41296753	03/22/2016	01/20/2016	Owner Occupied	UTD	Yes		09/14/2015	Contact attempts - however unable to contact borrower	The customer called to cancel the recurring payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/23/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  The customer called to cancel the recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
28094227	03/22/2016	04/04/2016	UTD	UTD	Yes		06/22/2015	Ongoing dialogue with borrower	Talk to XXX (spouse of borrower). Advised her of total amount due, possible negative credit reporting. A promise to pay was made for 6/27.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  Talk to XXX (spouse of borrower). Advised her of total amount due, possible negative credit reporting. A promise to pay was made for 6/27.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
91121159	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		12/09/2015	Ongoing dialogue with borrower	The customer was advised the payment changed because the Private Mortgage Insurance was removed and a refund was sent.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/02/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  The customer was advised the payment changed because the Private Mortgage Insurance was removed and a refund was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
31821387	03/22/2016	03/15/2016	UTD	UTD	Yes		09/24/2015	Not attempting to contact the borrower	The customer was advised to provide a complete inspection once the repairs for the property were completed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2015.  The customer was advised to provide a complete inspection once the repairs for the property were completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
25099269	03/22/2016	03/09/2016	Owner Occupied	UTD	Yes		03/09/2016	Ongoing dialogue with borrower	The customer inquired about the April payment as he already paid the escrow shortage.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/09/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The customer inquired about the April payment as he already paid the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
85515053	03/22/2016	04/04/2016	Occupied-UTD	UTD	Yes		12/24/2015	Ongoing dialogue with borrower	Borrower called to confirm details of his recurring draft schedule and checking account details used to set up recurring payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2015.  Borrower called to confirm details of his recurring draft schedule and checking account details used to set up recurring payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
51732587	03/22/2016	03/21/2016	UTD	UTD	Yes		04/27/2015	Not attempting to contact the borrower	The customer made a payment for $2,794.13 effective 04/27/15. Borrower made a promise to pay for $2,718.29 effective 04/29/15.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	No				Retention	Yes																																										UTD	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2015.  The customer made a payment for $2,794.13 effective 04/27/15.  Borrower made a promise to pay for $2,718.29 effective 04/29/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  SUBJECT MORTGAGE APPEARS TO BE IN 2ND LIEN
POSITION AS A MORTGAGE WAS ORIGINATED BY xxxxxxxxxxx FOR $119,015.95 AND
RECORDED ON xxxxxx; NO EVIDENCE OF
SATISFACTION OR SUBORDINATION WAS
RECORDED.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Title Issue
73599079	03/22/2016	04/06/2016	Occupied-UTD	UTD	Yes		01/06/2016	Ongoing dialogue with borrower	Servicer provided the current amount due. No questions or concerns were noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Servicer provided the current amount due. No questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
27356418	03/22/2016	03/21/2016	UTD	UTD	Yes		02/29/2016	Ongoing dialogue with borrower	The customer made a payment by phone for $1,135.39.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The customer made a payment by phone for $1,135.39.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
55865700	03/22/2016	04/06/2016	UTD	UTD	Yes		03/17/2016	Ongoing dialogue with borrower	Servicer advised customer of the total amount due. Customer made a promise to pay $893.63 via phone on 3/31/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Servicer advised customer of the  total amount due. Customer made a promise to pay $893.63 via phone on 3/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
51887186	03/22/2016	03/17/2016	Occupied-UTD	UTD	Yes		01/05/2016	Contact attempts - however unable to contact borrower	The customer informed he would be making the payment by the Grace Period and the HAMP package was resent to the borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	01/05/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  The customer informed he would be making the payment by the Grace Period and the HAMP package was resent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
64209076	03/22/2016	03/15/2016	Occupied-UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Third party called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	05/26/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Third party called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
63184848	03/22/2016	04/07/2016	UTD	UTD	Incomplete	Missing comments from 12/11/2015 - 04/01/2016		Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
97997688	03/22/2016	04/05/2016	Occupied-UTD	UTD	Yes		02/04/2016	Contact attempts - however unable to contact borrower	Talk to XXX. A call to thank customer for February payment. Customer declined recurring payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Talk to XXX. A call to thank customer for February payment. Customer declined recurring payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
98663799	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		02/13/2016	Ongoing dialogue with borrower	The customer made a payment by phone for $1,063.06. Reason for default was sick family member which is now resolved.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  The customer made a payment by phone for $1,063.06.  Reason for default was sick family member which is now resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
10416913	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		02/03/2016	Ongoing dialogue with borrower	Borrower was advised of the Frank Dodd form he received and was asked to send it in as soon as possible. Also went over reason for delinquency, late charges and credit reporting.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/03/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower was advised of the Frank Dodd form he received and was asked to send it in as soon as possible. Also went over reason for delinquency, late charges and credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
66839031	03/22/2016	04/06/2016	Owner Occupied	UTD	Yes		08/25/2015	Ongoing dialogue with borrower	Inbound call from authorized 3rd party XXX. Advised 3rd party to check with customer for what type of account it is.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  Inbound call from authorized 3rd party XXX. Advised 3rd party to check with customer for what type of account it is.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
21227362	03/22/2016	03/17/2016	UTD	UTD	Yes		02/25/2016	Ongoing dialogue with borrower	The customer was advised the policy will cancel on 4/2/2016 due to underwriting reasons.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/19/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The customer was advised the policy will cancel on 4/2/2016 due to underwriting reasons.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
94902878	03/22/2016	04/11/2016	Occupied-UTD	Good	Yes		02/09/2016	Ongoing dialogue with borrower	Talk to XXX. Calling regarding a letter she received stating her auto draft would begin 2/4/16. She stated nothing came out of her account. The call dropped.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Talk to XXX. Calling regarding a letter she received stating her auto draft would begin 2/4/16. She stated nothing came out of her account. The call dropped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
77645767	03/22/2016	03/22/2016	UTD	UTD	Yes		08/20/2015	Not attempting to contact the borrower	Insurance representative advised the policy was paid in full.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/22/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2015.  Insurance representative advised the policy was paid in full.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
56585845	03/22/2016	03/21/2016	Owner Occupied	Good	Yes		06/29/2015	Not attempting to contact the borrower	The customer called to inform she has a new policy in place and signed up auto draft payments effective 8/1/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/12/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2015.  The customer called to inform she has a new policy in place and signed up auto draft payments effective 8/1/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
27468046	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/19/2016	Not attempting to contact the borrower	Borrower called to confirm the insurance would be paid.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/18/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2016.  Borrower called to confirm the insurance would be paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
80268970	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		05/29/2015	Not attempting to contact the borrower	Advised the borrower that the modification was completed 05/26/2015. Explained benefits of escrow for taxes.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/29/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2015.  Advised the borrower that the modification was completed 05/XX/2015. Explained benefits of escrow for taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
93875498	03/22/2016	03/17/2016	Owner Occupied	UTD	Yes		03/04/2016	Not attempting to contact the borrower	The customer made a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/01/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The customer made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
59387734	03/22/2016	03/02/2016	Owner Occupied	UTD	Yes		03/02/2016	Not attempting to contact the borrower	Borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/12/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
75000182	03/22/2016	03/03/2016	UTD	UTD	Yes		01/12/2016	Ongoing dialogue with borrower	The customer made a payment by phone for $1,200.00.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  The customer made a payment by phone for $1,200.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
66072088	03/22/2016	04/05/2016	UTD	UTD	Yes		07/30/2015	Ongoing dialogue with borrower	Talk to XXX. Discussed and provided the recurring payment plan disclosure. Advised the account was currently due for 7/30/2015 payment	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  Talk to XXX. Discussed and provided the recurring payment plan disclosure. Advised the account was currently due for 7/30/2015 payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
89224353	03/22/2016	03/16/2016	UTD	UTD	Yes		10/15/2015	Not attempting to contact the borrower	Borrower stated he made a payment online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Borrower stated he made a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
89998291	03/22/2016	04/08/2016	Occupied-UTD	UTD	Yes		12/14/2015	Ongoing dialogue with borrower	XXX called in to cancel the scheduled draft on 12/16 and cancelled payment scheduled for 12/18. The recurring payment will resume on 1/16/15.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  XXX called in to cancel the scheduled draft on 12/16 and cancelled payment scheduled for 12/18. The recurring payment will resume on 1/16/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
76772000	03/22/2016	03/17/2016	UTD	UTD	Yes		03/01/2016	Ongoing dialogue with borrower	Borrower called in to make payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/05/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
18713095	03/22/2016	03/21/2016	UTD	UTD	Yes		02/27/2016	Ongoing dialogue with borrower	The customer made a payment for $1,481.80.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2016.  The customer made a payment for $1,481.80.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
64535390	03/22/2016	02/24/2016	Owner Occupied	Good	Yes		02/24/2016	Ongoing dialogue with borrower	Borrower called to see if payment had cleared and was advised to call back in a few days.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	UTD						No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  Borrower called to see if payment had cleared and was advised to call back in a few days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
14212664	03/22/2016	03/08/2016	Owner Occupied	UTD	Yes		09/04/2015	Not attempting to contact the borrower	The customer called to discuss credit bureau reporting of the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/11/2011	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  The customer called to discuss credit bureau reporting of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
61889642	03/22/2016	03/21/2016	UTD	UTD	Yes		03/13/2016	Ongoing dialogue with borrower	Borrower made payment over the phone.	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No				Retention	No																													Yes		$9,022.78	06/25/2015	Per comments claim process is still ongoing.	Wind	No	Not Started		No	N/A	No	No			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2016.  Borrower made payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per comments claim process is still ongoing.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Property Damage
47887803	03/22/2016	03/10/2016	UTD	UTD	Yes		10/22/2015	Not attempting to contact the borrower	The customer was provided the principal balance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2015.  The customer was provided the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
82478762	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
98992845	03/22/2016	03/15/2016	UTD	UTD	Yes		05/06/2015	Contact attempts - however unable to contact borrower	The widow of the deceased borrower was informed the Death Certificate has not been received yet and they are awaiting the courts to assign the estate.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	No																									3/XX/2014	No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2015.  The widow of the deceased borrower was informed the Death Certificate has not been received yet and they are awaiting the courts to assign the estate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Deceased Borrower(s)
48393344	03/22/2016	03/21/2016	Occupied-UTD	UTD	Yes		03/21/2016	Ongoing dialogue with borrower	Spoke with XXX. Borrower inquired why payment was going up, did explain because of the mod.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Spoke with XXX. Borrower inquired why payment was going up, did explain because of the mod.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
7718013	03/22/2016	04/07/2016	UTD	UTD	Yes		12/10/2015	Ongoing dialogue with borrower	Talk to XXX. Advised customer of total amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Talk to XXX. Advised customer of total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
47719773	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes		04/01/2016	Not attempting to contact the borrower	Inbound call from borrower. Borrower requested a specialized letter showing her ending balance month by month from January until December 2012 with a letter head of CMI.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Inbound call from borrower.  Borrower requested a specialized letter showing her ending balance month by month from January until December 2012 with a letter head of CMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
23317487	03/22/2016	03/09/2016	UTD	UTD	Yes		06/03/2015	Not attempting to contact the borrower	Lender verified the total amount due. Borrower wanted to know where the $150.00 came from. Lender explained that the money had been moved from bankruptcy fees to the principal.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Yes	No				Retention	Yes								1	Discharged	Chapter 13			9/XX/2014			Yes				UTD		No																				Filed	Senior Liens	N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2015.  Lender verified the total amount due. Borrower wanted to know where the $150.00 came from.  Lender explained that the money had been moved from bankruptcy fees to the principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Subject mortgage appears to be in 3rd lien position as a mortgage was originated by xxxxxxxs for $59,000.00.  A Municipal lien was imposed by the xxxxxxxxxx for $36.76.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comments on 3/7/2016 indicate that the subject mortgage appears to be in 3rd lien position as a mortgage was originated by XXX for $59,000.00 and recorded on 7/XX/2001. A Municipal lien was imposed by the XXX, city of XXX for $36.76 and recorded on 6/XX/2002.	Performing	Performing under Modification	3	Title Issue
22791455	03/22/2016	03/22/2016	Owner Occupied	UTD	Yes		03/17/2016	Ongoing dialogue with borrower	The borrower advised that she did not authorize recurring payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/12/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The borrower advised that she did not authorize recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
95314187	03/22/2016	04/11/2016	UTD	UTD	Yes		01/27/2016	Ongoing dialogue with borrower	12/30/2015: Loss mitigation options were discussed with the borrower and a payment was received by phone.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other	12/30/2015	No	Retention	Yes								1	Discharged	Chapter 7												Yes																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  12/30/2015: Loss mitigation options were discussed with the borrower and a payment was received by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
50568997	03/22/2016	03/28/2016	Owner Occupied	UTD	Yes		03/28/2016	Not attempting to contact the borrower	Inbound call, Borrower was calling about his payment going up, explained taxes and insurance increase. Borrower gave verbal authorization to speak to 3rd party.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Inbound call, Borrower was calling about his payment going up, explained taxes and insurance increase.  Borrower gave verbal authorization to speak to 3rd party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
80562474	03/22/2016	04/05/2016	Owner Occupied	UTD	Yes		04/05/2016	Not attempting to contact the borrower	Inbound call, spoke to borrower. Borrower stated that would be making a payment on the 15th and set up a promise to pay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Inbound call, spoke to borrower.  Borrower stated that would be making a payment on the 15th and set up a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
18301994	03/22/2016	02/17/2016	UTD	UTD	Yes		05/01/2015	Not attempting to contact the borrower	The customer made a payment by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2015.  The customer made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
4960236	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes		04/07/2016	Not attempting to contact the borrower	Outbound call, spoke to borrower. Borrower stated that he spoke with us yesterday and will make the payment today or tomorrow.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Outbound call, spoke to borrower.  Borrower stated that he spoke with us yesterday and will make the payment today or tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
27195100	03/22/2016	04/06/2016	Occupied-UTD	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	Talk to XXX. Advised caller of total amount due. Borrower stated needs assistance with the mortgage	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Talk to XXX. Advised caller of total amount due. Borrower stated needs assistance with the mortgage
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing with Modification
9684018	03/22/2016	03/22/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	The customer made a payment for $500.58.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/24/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The customer made a payment for $500.58.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
98214465	03/22/2016	03/02/2016	UTD	UTD	Yes		04/16/2015	Not attempting to contact the borrower	The co borrower was advised the extension was approved.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2015.  The co borrower was advised the extension was approved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
68255998	03/22/2016	04/07/2016	UTD	UTD	Yes		05/18/2015	Ongoing dialogue with borrower	XXX called in requesting his loan status.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2015.  XXX called in requesting his loan status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
33838097	03/22/2016	04/12/2016	Owner Occupied	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	Incoming call. Borrower called to confirm payment for March and April are set.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Incoming call.  Borrower called to confirm payment for March and April are set.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
21076383	03/22/2016	03/04/2016	Owner Occupied	UTD	Yes		12/08/2015	Not attempting to contact the borrower	The customer requested a copy of his modification documents.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/08/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  The customer requested a copy of his modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
35412417	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
65719131	03/22/2016	04/05/2016	UTD	UTD	Yes		08/14/2015	Contact attempts - however unable to contact borrower	08/14/2015: The Servicer contacted the borrower in regards to their payment and the borrower stated the spouse will make the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  08/14/2015: The Servicer contacted the borrower in regards to their payment and the borrower stated the spouse will make the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Performing	Performing	Regular Payments	1
38107340	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes		03/08/2016	Not attempting to contact the borrower	Outbound call to borrower. Borrower stated delinquency due to unemployment for 2 months but she was able to find employment again. Stated she has been making payments by support of her friends and family.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Outbound call to borrower.  Borrower stated delinquency due to unemployment for 2 months but she was able to find employment again.  Stated she has been making payments by support of her friends and family.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
966637	03/22/2016	04/13/2016	UTD	UTD	Yes		10/13/2015	Ongoing dialogue with borrower	Spoke with XXX. Advised will pay October payment on 10/14. Borrower inquired if payment would go down and if refinance was a option. The call was transferred.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Spoke with XXX. Advised will pay October payment on 10/14. Borrower inquired if payment would go down and if refinance was a option. The call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performinge
36693828	03/22/2016	03/21/2016	Owner Occupied	UTD	Yes		12/23/2015	Ongoing dialogue with borrower	The customer called to verify the drafting payment is on the 16th of every month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/29/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2015.  The customer called to verify the drafting payment is on the 16th of every month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
14744089	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
89968295	03/22/2016	03/21/2016	UTD	UTD	Yes		11/02/2015	Not attempting to contact the borrower	The customer called to verify the payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/15/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  The customer called to verify the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
30604368	03/22/2016	04/05/2016	UTD	UTD	Yes		09/22/2015	Contact attempts - however unable to contact borrower	The borrower called to speak with her assigned agent, who was not available. The borrower stated she was calling to make payment and was advised that the modification was booked and she was due for 10/01/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/22/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2015.  The borrower called to speak with her assigned agent, who was not available.  The borrower stated she was calling to make payment and was advised that the modification was booked and she was due for 10/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
13223142	03/22/2016	03/24/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
719660	03/22/2016	02/11/2016	Owner Occupied	UTD	Yes		02/11/2016	Ongoing dialogue with borrower	Spoke with XXX. He gave verbal permission to speak with XXX. Advised her of total amount due, late charge and possible negative credit reporting.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Spoke with XXX. He gave verbal permission to speak with XXX. Advised her of total amount due, late charge and possible negative credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Performing	Performing	Regular Payments	1	Performing
33298797	03/22/2016	03/31/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
84002050	03/22/2016	03/09/2016	Owner Occupied	UTD	Yes		03/08/2016	Not attempting to contact the borrower	Inbound call, spoke to borrower. Advised customer of total amount due, payment set up for 03/15/2016	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Inbound call, spoke to borrower.  Advised customer of total amount due, payment set up for 03/15/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
61741407	03/22/2016	04/07/2016	UTD	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower called in payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $180,000	Performing	Regular Payments	1
44451328	03/22/2016	04/06/2016	UTD	UTD	Yes		04/25/2015	Ongoing dialogue with borrower	Talk to XXX. Advised of total amount due $4,,631.32. Caller agreed to pay $4,471.66 by phone	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2015.  Talk to XXX. Advised of total amount due $4,,631.32. Caller agreed to pay $4,471.66 by phone
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
10380673	03/22/2016	02/01/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
50502451	03/22/2016	04/01/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
69744398	03/22/2016	03/22/2016	UTD	UTD	Yes		03/22/2016	Ongoing dialogue with borrower	The customer is requesting to apply for a modification with principal forgiveness.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/22/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  The customer is requesting to apply for a modification with principal forgiveness.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
89691526	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
12849668	03/22/2016	03/15/2016	UTD	UTD	Yes		02/13/2016	Contact attempts - however unable to contact borrower	Lender called the borrower for payment. Borrower advised that the wife already made a payment today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/03/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Lender called the borrower for payment.   Borrower advised that the wife already made a payment today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
69729999	03/22/2016	04/08/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Borrower called in to state he had a credit dispute and was told to send in credit report with written request to account inquiry. Borrower was on a forbearance plan from 05/2014 to 11/2015 which was completed successfully.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called in to state he had a credit dispute and was told to send in credit report with written request to account inquiry.  Borrower was on a forbearance plan from 05/2014   to 11/2015 which was completed successfully.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
72890484	03/22/2016	04/09/2016	UTD	UTD	Yes		12/01/2015	Ongoing dialogue with borrower	Spoke with XXX. She requested to speak with US rep. The call was transferred to onshore department.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Spoke with XXX. She requested to speak with US rep. The call was transferred to onshore department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
84676611	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
60232475	03/22/2016	03/31/2016	Owner Occupied	UTD	Yes		02/08/2016	Not attempting to contact the borrower	Inbound call from borrower. Borrower stated no need for hardship and she was justout of town and back in town now. Stated she will pay 2 months payments online today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Inbound call from borrower.  Borrower stated no need for hardship and she was justout of town and back in town now.  Stated she will pay 2 months payments online today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
95157895	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes		04/04/2016	Ongoing dialogue with borrower	Outbound call to borrower, borrower explained that he does not receive his statements and did not receive a notice about the changes with the payments. Advised borrower send a written explanation about his disputes, record shows that payment was short and not applied as regular payments. shortage valid due to insurance and tax amount changes. April payment received, however, short due to increase in payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Outbound call to borrower, borrower explained that he does not receive his statements and did not receive a notice about the changes with the payments.  Advised borrower send a written explanation about his disputes, record shows that payment was short and not applied as regular payments. shortage valid due to insurance and tax amount changes.  April payment received, however, short due to increase in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
71797408	03/22/2016	03/11/2016	UTD	UTD	Yes		03/09/2016	Ongoing dialogue with borrower	Borrower made payment over the phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/01/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower made payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
4824089	03/22/2016	04/08/2016	UTD	UTD	Yes		04/17/2015	Ongoing dialogue with borrower	Live chat with XXX. Inquired about payment going up due to modification agreement.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  Live chat with XXX. Inquired about payment going up due to modification agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Performing with Modification	Performing	Performing under Modification	1
34442914	03/22/2016	04/07/2016	Owner Occupied	UTD	Yes		04/05/2016	Not attempting to contact the borrower	Inbound call, future payment set up with borrower for 04/12/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Inbound call, future payment set up with borrower for 04/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
11474884	03/22/2016	03/10/2016	UTD	UTD	Yes		02/05/2016	Contact attempts - however unable to contact borrower	Lender advised borrower of the total amount due. Borrower made promise to pay over the phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Lender advised borrower of the total amount due. Borrower made promise to pay over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
13979482	03/22/2016	04/13/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
46629279	03/22/2016	04/12/2016	UTD	UTD	Yes		12/28/2015	Not attempting to contact the borrower	Borrower called in to verify payment to insurance company advised this is a non escrow account h/o advised she would make payment advised to fax into us EOI offered fax# but borrower advised she was driving	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Borrower called in to verify payment to insurance company advised this is a non escrow account h/o advised she would make payment advised  to fax into us EOI offered fax# but borrower advised  she was driving
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
58537358	03/22/2016	03/25/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing with Modification
15685901	03/22/2016	04/08/2016	Owner Occupied	UTD	Yes		04/04/2016	Not attempting to contact the borrower	Outbound call, borrower advised his wife makes monthly payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Outbound call, borrower advised his wife makes monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
7831692	03/22/2016	04/06/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
56434392	03/22/2016	01/06/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
165640	03/22/2016	03/10/2016	UTD	UTD	Yes		02/18/2016	Ongoing dialogue with borrower	Borrower wanted to know why her account was past due. Lender advised that January payment was returned due to insufficient funds and her recurring plan was cancelled after payment was returned. Customer advised was not aware and made payment over the phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower wanted to know why her account was past due.  Lender advised that January payment was returned due to insufficient funds and her recurring plan was cancelled after payment was returned.  Customer advised was not aware and made payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
31743728	03/22/2016	04/05/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 12/01/2015 and reflects an as is value of $100,000.00.	Performing	Performing under Modification	1
44230757	03/22/2016	04/06/2016	UTD	UTD	Yes		05/05/2015	Not attempting to contact the borrower	Borrower made payment in amount of 2499.12.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2015.  Borrower made payment in amount of 2499.12.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			No contact with borrower in the past 12 months.	Performing	Performing under Modification	1
30028450	03/22/2016	04/11/2016	Owner Occupied	UTD	Yes		04/11/2016	Not attempting to contact the borrower	Inbound call from borrower. payment made by phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Inbound call from borrower.  payment made by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
38185663	03/22/2016	02/18/2016	UTD	UTD	Yes		10/02/2015	Ongoing dialogue with borrower	Spoke with XXX and he gave a verbal authorization to XXX. A payment of $13.79 was received paid for late charges.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Spoke with XXX and he gave a verbal authorization to XXX. A payment of $13.79 was received paid for late charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
40855932	03/22/2016	03/15/2016	Owner Occupied	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	The borrower advised that he would make a payment online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/18/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The borrower advised that he would make a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
6357118	03/22/2016	03/21/2016	UTD	UTD	Yes		02/08/2016	Ongoing dialogue with borrower	Borrower called in and was advised 1098 available online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower called in and was advised 1098 available online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO completed 11/30/2015 reflects an as is value of $240,000.00	Performing	Performing under Modification	1
63554246	03/22/2016	04/11/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			No contact in the past 12 months with borrower.	Performing	Regular Payments	1
98683410	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		03/09/2016	Not attempting to contact the borrower	M1 called in promise to pay 03/10/2016. Borrower called in to make payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  M1 called in promise to pay 03/10/2016.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
95439059	04/01/2016	03/18/2016	UTD	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	Borrower called to verify last escrow refund received. Servicer advised 2016 in amount of 2932.67 and 2015 in amount of 2822.32. Servicer explained escrow analysis caused a shortage in amount of 420.16 which was spread for 12 months and added an additional payment of 35.01 towards his monthly payment making it 1554.45 a month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Borrower called to verify last escrow refund received. Servicer advised 2016 in amount of 2932.67 and 2015 in amount of 2822.32. Servicer explained escrow analysis caused a shortage in amount of 420.16 which was spread for 12 months and added an additional payment of 35.01 towards his monthly payment making it 1554.45 a month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
81871806	04/01/2016	03/14/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
84712052	04/01/2016	04/04/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Servicer spoke with borrower ho stated his wife made a payment online two days ago. Agent advised borrower that there is no payment scheduled and no pending payments. Borrower advised that March payment will be made online today in amount of $1243.01.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Servicer spoke with borrower ho stated his wife made a payment online two days ago. Agent advised borrower that there is no payment scheduled and no pending payments. Borrower advised that March payment will be made online today in amount of $1243.01.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Borrower advised on 12/28/2015 that she will not be sending in any further documents now that the account is current she does not need any program now. Requested to close workout.	Performing	Performing under Modification	1
5006817	04/01/2016	04/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
97951000	03/22/2016	01/19/2016	Owner Occupied	UTD	Incomplete	Missing comments from 01/20/2016 - 04/01/2016	10/02/2015	Not attempting to contact the borrower	Servicer made a welcome call and requested an update on his RFD. Borrower states he was out of work due to medical issues and declined all assistance options. Borrower states he does not want assistance and is able to keep up with the current monthly payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/02/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Servicer made a welcome call and requested an update on his RFD. Borrower states he was out of work due to medical issues and declined all assistance options. Borrower states he does not want assistance and is able to keep up with the current monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
59329637	04/01/2016	03/21/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
62336845	04/01/2016	03/14/2016	UTD	UTD	Yes		12/21/2015	Not attempting to contact the borrower	XXX w/ NCCI called in and stated that he has the borrower with him placed borrower on the line stated that he will make 2 payments and send in next week.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  XXX called in and stated that he has the borrower with him  placed borrower on  the line stated that he will make 2 payments and send in next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
3465805	04/01/2016	03/03/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	The borrower verified the amount to cure and sent a payment through the bill pay with the late fee included.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/09/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower verified the amount to cure and sent a payment through the bill pay with the late fee included.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
93096759	04/01/2016	01/04/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
50900256	04/01/2016	03/28/2016	Non-Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
91518113	04/01/2016	03/15/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower made a payment in amount of 554.12.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower made a payment in amount of 554.12.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
59581712	03/22/2016	02/08/2016	UTD	UTD	Incomplete	Missing comments from 02/08/2016 - 04/01/2016	05/27/2015	Contact attempts - however unable to contact borrower	Spoke with non-borrowing spouse who had questions about payment due. Servicer explained status. Borrowers had completed a modification 04/29/2015. Prior modification was in 2009.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/30/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  Spoke with non-borrowing spouse who had questions about payment due.  Servicer explained status.  Borrowers had completed a modification 04/XX/2015.  Prior modification was in 2009.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 11/30/2015 valued subject at $225,500.	Performing	Performing under Modification	1
57736140	04/01/2016	04/01/2016	UTD	UTD	Yes		01/21/2016	Ongoing dialogue with borrower	Borrower called to change date of payment from 01/26/2016 to 01/27/2016. Loan was modified 06/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/04/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  Borrower called to change date of payment from 01/26/2016 to 01/27/2016. Loan was modified 06/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
11299549	04/01/2016	04/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1	Performing with modification
50734402	04/01/2016	02/24/2016	UTD	UTD	Yes		02/03/2016	Ongoing dialogue with borrower	Borrower called in promise to submit all required documents by 02/12/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/03/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower called in promise to submit all required documents by 02/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
927431	04/01/2016	03/23/2016	UTD	UTD	Yes		11/27/2015	Ongoing dialogue with borrower	The borrower called to advise that they would make the November payment the next Friday and the December payment two weeks after that.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/27/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  The borrower called to advise that they would make the November payment the next Friday and the December payment two weeks after that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
90799385	04/01/2016	03/07/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
97706027	04/01/2016	01/30/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			No contact with borrower in the past 12 months.	Performing	Performing under Modification	1
87046925	04/01/2016	03/16/2016	UTD	UTD	Yes		03/12/2016	Ongoing dialogue with borrower
Borrower called in wanting to know if there is anything else we can do regarding late fees still outstanding on account. Agent contacted transaction team and was advised that the borrower exceeded waivers on late fees. Agent was advised can adjust other fees for $41.17 if he is able to zero out the loan level advance fees, current money in suspense for $282.00 was intended to payoff the loan level advance fee. Advised will submit to move $282.00 in suspense to apply towards loan level advance fee. Per transaction team agent advised if he payoff the loan level advance fee can submit adjustment to clear the other fees for $41.17
										No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2016.  Borrower called in wanting to know if there is anything else we can do regarding late fees still outstanding on account. Agent contacted transaction team and was advised that the borrower exceeded waivers on late fees. Agent was advised can adjust other fees for $41.17 if he is able to zero out the loan level advance fees, current money in suspense for $282.00 was intended to payoff the loan level advance fee. Advised will submit to move $282.00 in suspense to apply towards loan level advance fee. Per transaction team agent advised if he payoff the loan level advance fee can submit adjustment to clear the other fees for $41.17
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
24935394	04/01/2016	02/26/2016	UTD	UTD	Yes		02/26/2016	Ongoing dialogue with borrower	The A3P called to advise of the insurance company information.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	No																										Yes	12/30/2015	Yes																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  The A3P called to advise of the insurance company information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			On 12/28/2015, the sister of the deceased borrower called in and advised the servicer that the borrower passed away in October 2014. No confirmation of the exact date was made.	Performing	Regular Payments	3	Deceased borrower
35381768	03/22/2016	01/20/2016	UTD	UTD	Incomplete	Missing comments from 01/21/2016 - 04/01/2016	04/16/2015	Not attempting to contact the borrower	Borrower called in to see what the fee of $89.77 was for. Servicer advised it is a servicing fee due to a short payment on 02/19/15. Servicer informed they are unable to waive the fee.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2015.  Borrower called in to see what the fee of $89.77 was for.  Servicer advised it is a servicing fee due to a short payment on 02/19/15.  Servicer informed they are unable to waive the fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
99535039	04/01/2016	03/23/2016	UTD	UTD	Yes		02/18/2016	Ongoing dialogue with borrower	Borrower made phone payment in amount of 1240.73.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower made phone payment in amount of 1240.73.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
8435596	04/01/2016	01/26/2016	Owner Occupied	UTD	Yes		11/02/2015	Ongoing dialogue with borrower	All the data for the submission for mortgage assistance was collected.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other	11/02/2015	No	Retention	Yes								1	Discharged	Chapter 7	11/XX/2008		3/XX/2009			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  All the data for the submission for mortgage assistance was collected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
48343924	04/01/2016	01/27/2016	UTD	UTD	Yes		10/30/2015	Ongoing dialogue with borrower	Borrower 2 called in a promise to pay	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  Borrower 2 called in a promise to pay
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing with Modification
76073452	04/01/2016	01/07/2016	Owner Occupied	UTD	Yes		01/07/2016	Not attempting to contact the borrower	M1 called in stating has received a letter regarding the account being past due. Advised M1 next due date is 02/01/2015. Advised letter had been sent due to november payment being past due. Advised we received payment on 12/21/2015 and 12/31/2015 which satisfied November and December payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  M1 called in stating has received a letter regarding the account being past due.  Advised M1 next due date is 02/01/2015.  Advised letter had been sent due to november payment being past due.  Advised we received payment on 12/21/2015 and 12/31/2015 which satisfied November and December payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
90412679	04/01/2016	02/10/2016	UTD	UTD	Yes		02/01/2016	Not attempting to contact the borrower	The borrowers daughter called and advised that both of the borrowers had passed away.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No				Retention	Yes																										No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrowers daughter called and advised that both of the borrowers had passed away.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Deceased borrowers
9007368	04/01/2016	03/11/2016	Owner Occupied	Good	Yes		01/29/2016	Ongoing dialogue with borrower	04/13/2015 the servicer’s comments reflect an active foreclosure which has been placed on hold until further notice. I am unable to determine the referral date. The borrower advised 01/26/2016 he was giving the payments to his wife but she was not making the payments. He was advised the only options are to reinstate. 01/29/2016 financials received for review. The servicer noted 02/05/2016 the loan has been reinstated and is current. The foreclosure has been closed and billed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/29/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  04/13/2015 the servicer’s comments reflect an active foreclosure which has been placed on hold until further notice.  I am unable to determine the referral date.  The borrower advised 01/26/2016 he was giving the payments to his wife but she was not making the payments.  He was advised the only options are to reinstate.  01/29/2016 financials received for review.  The servicer noted 02/05/2016 the loan has been reinstated and is current.  The foreclosure has been closed and billed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
5595830	04/01/2016	03/21/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
4921846	04/01/2016	03/14/2016	UTD	UTD	Yes		01/19/2016	Ongoing dialogue with borrower	The borrower called to schedule a payment to cure the delinquency. He was advised that he is welcome to refinance with any lender of his choice.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	01/19/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  The borrower called to schedule a payment to cure the delinquency. He was advised that he is welcome to refinance with any lender of his choice.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
7886565	04/01/2016	03/04/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Borrower called with web issues reset password and provided username also unlocked account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called  with web issues reset password and provided username also unlocked account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
16150976	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
3280749	04/01/2016	04/04/2016	UTD	UTD	Yes		04/02/2016	Ongoing dialogue with borrower	Borrower called in called in verified address, orc, advised of cure amount. Borrower needed web assistance-reset password/provided borrower advised will make payment of 646.18 on 3/3/16 via the web.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  Borrower called in called in verified  address, orc, advised of cure amount. Borrower needed web assistance-reset password/provided borrower advised will make payment of 646.18 on 3/3/16 via the web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
40395570	04/01/2016	04/01/2016	UTD	UTD	Yes		04/01/2016	Ongoing dialogue with borrower	The borrower called to verify the account number to send the payment out. The documents requested for the modification were reviewed. The borrower advised that they would email today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/01/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower called to verify the account number to send the payment out. The documents requested for the modification were reviewed. The borrower advised that they would email today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
50806385	03/22/2016	01/19/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 07/01/2015 and 01/19/2016 - 04/01/2016		Not attempting to contact the borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						No								1	Discharged	Chapter 7	5/XX/2014		9/XX/2014			N/A				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	bankruptcy in file.
75292624	04/01/2016	03/28/2016	Owner Occupied	Good	Yes		01/29/2016	Ongoing dialogue with borrower	07/22/2015 the borrower advised his RFD was due to curtailment of income. 09/02/2015 the borrower’s financials are under review. The borrower advised 01/29/2016 there is no need for the modification as he will bring the loan current next month. No other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/29/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  07/22/2015 the borrower advised his RFD was due to curtailment of income.  09/02/2015 the borrower’s financials are under review.  The borrower advised 01/29/2016 there is no need for the modification as he will bring the loan current next month.  No other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
72355079	04/01/2016	03/22/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	The borrower was advised that the modification was executed.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/15/2016	No	Retention	Yes								1	Discharged	Chapter 13			2/XX/2008			Yes	2/XX/2005			No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The borrower was advised that the modification was executed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2008 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2005.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
91382079	04/01/2016	02/19/2016	UTD	UTD	Yes		01/19/2016	Ongoing dialogue with borrower	Borrower 2 advised busy will call back.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 7			3/XX/2006			No				No		No		No further details regarding bankruptcy.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Borrower 2 advised busy will call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2006 and there is no evidence of reaffirmation.  No further details regarding bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
25932859	04/01/2016	03/11/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			06/15/2015 financials under review noted. The borrower advised 12/04/2015 her RFD is due to excessive obligations with medical bills. There was nothing to indicate a loss mitigation approval and no other relevant information noted.	Performing	Regular Payments	1
36574390	04/01/2016	02/01/2016	UTD	UTD	Yes		10/27/2015	Contact attempts - however unable to contact borrower	Borrower called in and stated that there was a discrepancy regarding a payment that was supposed to be made to the prior servicer. Borrower stated she will fax over proof for the October 2013 payment.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 7	2/XX/2013		10/XX/2013			No				No		Yes																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  Borrower called in and stated that there was a discrepancy regarding a payment that was supposed to be made to the prior servicer. Borrower stated she will fax over proof for the October 2013 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
82813103	04/01/2016	03/30/2016	Owner Occupied	UTD	Yes		02/25/2016	Ongoing dialogue with borrower	The borrower called to have the 2015 1098 form mailed to their address. They were advised of the monthly payment and late charges.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/25/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower called to have the 2015 1098 form mailed to their address. They were advised of the monthly payment and late charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
79286361	04/01/2016	03/10/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account.	Performing	Regular Payments	1
2095614	04/01/2016	03/18/2016	Owner Occupied	Good	Yes		03/14/2016	Ongoing dialogue with borrower	03/14/2016 the borrower advised he does not want calls to his home or place of employment and the servicer advised to send the request in writing. There was no relevant communication noted other than the borrower posting payments to the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  03/14/2016 the borrower advised he does not want calls to his home or place of employment and the servicer advised to send the request in writing.  There was no relevant communication noted other than the borrower posting payments to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
76867351	04/01/2016	03/30/2016	Owner Occupied	UTD	Yes		03/30/2016	Ongoing dialogue with borrower	The borrower called because he noticed a $15 fee when he made the payment and he wanted to know why. He was advised of the free options to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/09/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower called because he noticed a $15 fee when he made the payment and he wanted to know why. He was advised of the free options to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
98426624	04/01/2016	04/04/2016	Owner Occupied	Good	Yes		12/02/2015	Ongoing dialogue with borrower	12/02/2015 the borrower has declined a modification and advised he would make the payments to bring the loan current. There was no relevant communication noted other than the borrower posting payments to the account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/02/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  12/02/2015 the borrower has declined a modification and advised he would make the payments to bring the loan current.  There was no relevant communication noted other than the borrower posting payments to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
26095218	04/01/2016	02/05/2016	UTD	UTD	Yes		02/04/2016	Ongoing dialogue with borrower	The borrower called in to get the cure amount. She then authorized a payment for $5786.94 for 2/4/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  The borrower called in to get the cure amount. She then authorized a payment for $5786.94 for 2/4/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
83135019	04/01/2016	03/10/2016	Owner Occupied	Good	Yes		07/13/2015	Ongoing dialogue with borrower	07/13/2015 the borrower advised he fell behind when the loan was transferred but no other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  07/13/2015 the borrower advised he fell behind when the loan was transferred but no other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
49242255	04/01/2016	02/12/2016	Owner Occupied	UTD	Yes		10/22/2015	Contact attempts - however unable to contact borrower	Borrower called in, agent advised borrower of amount needed to cure default. Borrower wanted to discuss the credit reporting for his account. Borrower stated Servicer reported on 10/21/2015. Collection call dropped.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2015.  Borrower called in, agent advised borrower of amount needed to cure default. Borrower wanted to discuss the credit reporting for his account. Borrower stated Servicer reported on 10/21/2015. Collection call dropped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
1983957	04/01/2016	01/20/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			10/14/2015 the borrower advised he is scheduled to have surgery and will be late on his payment. Nothing else noted.	Performing	Regular Payments	1
66169580	04/01/2016	03/12/2016	UTD	UTD	Yes		01/29/2016	Not attempting to contact the borrower	Servicer spoke with borrower who stated he made a payment in amount of $2722.77 online on 01/296/2016 and wanted to know information about website.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Servicer spoke with borrower who stated he made a payment in amount of $2722.77 online on 01/296/2016 and wanted to know information about website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
21013178	04/01/2016	03/11/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account	Performing	Regular Payments	1
27624220	04/01/2016	02/05/2016	UTD	UTD	Yes		12/31/2015	Ongoing dialogue with borrower	The borrower called to make a payment in the amount of $3596.35 and discussed the ACH for payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015.  The borrower called to make a payment in the amount of $3596.35 and discussed the ACH for payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
78069177	04/01/2016	03/29/2016	Owner Occupied	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	Borrower called in to make payments for 03/01/2016 and 04/01/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/09/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called in to make payments for 03/01/2016 and 04/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Moderate risk: Borrower has had 2 modifications in the past and was recently denied for additional modification/ repayment plan 12/28/2015 for insufficient income. Hardship due to loss of income due to illness.	Performing	Performing under Modification	1
43483013	04/01/2016	01/11/2016	Owner Occupied	UTD	Yes		11/20/2015	Ongoing dialogue with borrower	The borrower called to add her husband on the account as an A3P. She also needed help resetting her password online. She advised that she was going to make a payment online for the October payment and stated that she would make the November payment on 11/272015. She was offered a workout but advised her her husband wanted to talk about that so she would have him call to discuss.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other	11/20/2015	No	Retention	Yes								1	Dismissed	Chapter 13	4/XX/2009	8/XX/2009				No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2015.  The borrower called to add her husband on the account as an A3P. She also needed help resetting her password online. She advised that she was going to make a payment online for the October payment and stated that she would make the November payment on 11/272015. She was offered a workout but advised her her husband wanted to talk about that so she would have him call to discuss.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2009.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
65198853	04/01/2016	03/05/2016	UTD	UTD	Yes		03/05/2016	Ongoing dialogue with borrower	Borrower called in and made a payment in amount of $373.10 to be drafted on 03/07/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  Borrower called in and made a payment in amount of $373.10 to be drafted on 03/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
99707821	04/01/2016	02/25/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 01/22/2015 reflects close and bill foreclosure due to loan was brought current through loan modification. No contact with borrower in the last 12 months reviewed. Most recent skip trace was performed 02/25/2016 and returned a phone number however no evidence if skip trace was successful in reaching borrower as comments end same day.	Performing	Performing under Modification	1
36908455	04/01/2016	04/04/2016	UTD	UTD	Yes		02/13/2016	Contact attempts - however unable to contact borrower	Co-Borrower was contacted while in hospital. The co-borrower stated he would try to make payment before end of grace period and was reminded of documents needed for loss mitigation review and was advised to call back when he felt better.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/13/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Co-Borrower was contacted while in hospital. The co-borrower stated he would try to make payment before end of grace period and was reminded of documents needed for loss mitigation review and was advised to call back when he felt better.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Moderate risk: Borrower has had 2 past modifications and is seeking another. Reason for hardship: recently retired and adjusting to income.	Performing	Performing under Modification	1
56955772	04/01/2016	03/01/2016	Owner Occupied	Good	Yes		02/29/2016	Ongoing dialogue with borrower	09/29/2015 the borrower financials are under loss mitigation review. The servicer offered a repay plan 02/29/2016 as the modification was denied because the borrower is current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/29/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  09/29/2015 the borrower financials are under loss mitigation review.  The servicer offered a repay plan 02/29/2016 as the modification was denied because the borrower is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
63226840	04/01/2016	01/04/2016	UTD	UTD	Yes		07/22/2015	Not attempting to contact the borrower	Borrower called for payment options and set up ACH.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	11/XX/2010		2/XX/2011									Yes		Reaffirmed 12/XX/2010																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2015.  Borrower called for payment options and set up ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is evidence of reaffirmation.  Reaffirmed 12/XX/2010
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
30933631	04/01/2016	03/25/2016	Owner Occupied	UTD	Yes		03/25/2016	Ongoing dialogue with borrower	The borrower called to check the status of the loan modification. She was walked through the steps of filling out the RMA and she advised that she would have it faxed over the next day.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/25/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  The borrower called to check the status of the loan modification. She was walked through the steps of filling out the RMA and she advised that she would have it faxed over the next day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
34061599	04/01/2016	02/09/2016	UTD	UTD	Yes		02/09/2016	Not attempting to contact the borrower	Borrower called in to get phone number for Loss Draft Department. Agent gave number.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in to get phone number for Loss Draft Department. Agent gave number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
15029187	04/01/2016	03/21/2016	UTD	UTD	Yes		12/28/2015	Contact attempts - however unable to contact borrower	Borrower 2 called in regarding payment and advised will be making payment today and will catch up in January. Asked about document and said she will be looking into doing them soon and 2 payments will be made in the month of January.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Borrower 2 called in regarding payment and advised will be making payment today and will catch up in January. Asked about document and said she will be looking into doing them soon and 2 payments will be made in the month of January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
96429135	04/01/2016	03/09/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account	Performing	Regular Payments	1
99605008	04/01/2016	03/16/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower called in and made a payment in amount of $1364.42.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 7	12/XX/2011					No				Yes		No		Relief granted 01/XX/2012.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called in and made a payment in amount of $1364.42.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is closed.  Relief granted 01/XX/2012.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
53083901	04/01/2016	03/29/2016	UTD	UTD	Yes		03/29/2016	Ongoing dialogue with borrower	The borrower called to get an ID Code and was walked through the process.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/13/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  The borrower called to get an ID Code and was walked through the process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
21461981	04/01/2016	03/04/2016	Owner Occupied	Good	Yes		08/21/2015	Ongoing dialogue with borrower	08/21/2015 the borrower declined the servicers request for loss mitigation review and advised she is simply getting caught up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/21/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  08/21/2015 the borrower declined the servicers request for loss mitigation review and advised she is simply getting caught up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
92280914	04/01/2016	03/28/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
26091051	04/01/2016	04/04/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			12/21/2015 the borrower advised she had a temporary financial issue and she is waiting on a check to reinstate the loan. No other relevant communication noted.	Performing	Regular Payments	1
12860802	04/01/2016	03/21/2016	UTD	UTD	Yes		10/31/2015	Contact attempts - however unable to contact borrower	Phone was answered and then disconnected. Borrower has not responded to servicer calls since.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2015.  Phone was answered and then disconnected.  Borrower has not responded to servicer calls since.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
4425262	04/01/2016	03/09/2016	UTD	UTD	Yes		01/12/2016	Ongoing dialogue with borrower	The borrower advised that they received a letter of the modification payment increasing $100. They were advised that the ARM change of 7.87 went into effect on 2/2016.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/12/2016	No	Retention	Yes								1	Discharged	Chapter 7	5/XX/2003		8/XX/2003			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  The borrower advised that they received a letter of the modification payment increasing $100. They were advised that the ARM change of 7.87 went into effect on 2/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2003.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2003 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
61453846	04/01/2016	03/21/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			06/09/2015 the borrower advised her RFD is due to car repairs but no other relevant communication was noted.	Performing	Regular Payments	1
64170039	04/01/2016	03/26/2016	Owner Occupied	UTD	Yes		03/26/2016	Ongoing dialogue with borrower	Borrower called and wanted to go over outstanding fees shown on account. Was told it was interest from advances. ACH and EZPay declined.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/17/2016	Yes	Retention	Yes								1	Discharged	Chapter 7	2/XX/2004		6/XX/2004			No				No		Yes		Reaffirmation received 05/XX/2004																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2016.  Borrower called and wanted to go over outstanding fees shown on account.  Was told it was interest from advances.  ACH and EZPay declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2004 and there is evidence of reaffirmation.  Reaffirmation received 05/XX/2004
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Moderate risk: Borrower brought account current in February using tax return. Has had problems making payments citing illness and income curtailment. Borrower has had 3 previous modifications and has been in and out of foreclosure.	Performing	Performing under Modification	1
68291864	04/01/2016	04/04/2016	Owner Occupied	Good	Yes		11/20/2015	Ongoing dialogue with borrower	07/09/2015 the borrower has declined the servicers request for loss mitigation and advised she will bring the loan current on her own. 11/20/2015 the borrower RFD was noted as financial difficulties.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/20/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2015.  07/09/2015 the borrower has declined the servicers request for loss mitigation and advised she will bring the loan current on her own.  11/20/2015 the borrower RFD was noted as financial difficulties.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
35512232	04/01/2016	01/04/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account	Performing	Regular Payments	1
43807681	04/01/2016	03/11/2016	UTD	UTD	Yes		03/11/2016	Contact attempts - however unable to contact borrower	The borrower advised that they will make a payment through bill pay with the bank.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7	3/XX/2008		6/XX/2008			UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower advised that they will make a payment through bill pay with the bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
95134321	04/01/2016	03/30/2016	Vacant	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Borrowerr called to check on the payment arrangements. He stated the property was listed for sale and that it is vacant.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/07/2015	Yes	Retention	No								1	Discharged	Chapter 13	3/XX/2012					No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrowerr called to check on the payment arrangements. He stated the property was listed for sale and that it is vacant.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
60458635	04/01/2016	02/23/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						Yes								1	Discharged	Chapter 7	10/XX/2008		12/XX/2009			UTD				Yes	2/XX/2009	No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2009.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
68281231	04/01/2016	03/11/2016	Owner Occupied	Good	Yes		01/12/2016	Ongoing dialogue with borrower	Authorized third party called in to schedule a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Authorized third party called in to schedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
75088608	04/01/2016	04/04/2016	UTD	UTD	Yes		03/16/2016	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
6428308	04/01/2016	01/29/2016	UTD	UTD	Yes		01/29/2016	Contact attempts - however unable to contact borrower	The borrower requested web assistance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/15/2015	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  The borrower requested web assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
69557736	04/01/2016	03/28/2016	Owner Occupied	Good	Yes		03/28/2016	Ongoing dialogue with borrower	06/12/2015 the borrower advised the co-borrower is supposed to make the payments according to the divorce agreement. The borrower RFD was noted as divorce. She advised 07/10/2015 she is working on reinstating the loan and the loan reinstated. No other relevant communication noted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  06/12/2015 the borrower advised the co-borrower is supposed to make the payments according to the divorce agreement.  The borrower RFD was noted as divorce.  She advised 07/10/2015 she is working on reinstating the loan and the loan reinstated.  No other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
65589550	04/01/2016	04/04/2016	UTD	UTD	Yes		03/18/2016	Contact attempts - however unable to contact borrower	The borrower advised that they made a payment and we should get this payment by the 18th.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  The borrower advised that they made a payment and we should get this payment by the 18th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
84492671	04/01/2016	03/15/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			There was no relevant communication noted other than the borrower posting payments to the account	Performing	Regular Payments	1
47017441	04/01/2016	04/04/2016	UTD	UTD	Yes		03/05/2016	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
6855191	04/01/2016	02/23/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Regular Payments	1	Performing
5022882	04/01/2016	04/04/2016	UTD	UTD	Yes		02/09/2016	Contact attempts - however unable to contact borrower	The borrower advised that they already made a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower advised that they already made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
8035493	04/01/2016	03/29/2016	UTD	UTD	Yes		03/07/2016	Contact attempts - however unable to contact borrower	The authorized third party advised that they had policy set up as quarterly policy	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The authorized third party advised that they had policy set up as quarterly policy
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
18172269	04/01/2016	03/28/2016	UTD	UTD	Yes		03/02/2016	Contact attempts - however unable to contact borrower	The borrower advised that they sent in their payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower advised that they sent in their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
33897869	04/01/2016	04/04/2016	UTD	UTD	Yes		04/01/2016	Contact attempts - however unable to contact borrower	The borrower advised that they were no longer interested in the modification because they already had sent in the documents several times now.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower advised that they were no longer interested in the modification because they already had sent in the documents several times now.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
82409495	04/01/2016	03/23/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
54387007	04/01/2016	04/04/2016	UTD	UTD	Yes		03/11/2016	Contact attempts - however unable to contact borrower	The borrower was advised on what documents were still needed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower was advised on what documents were still needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
17363875	04/01/2016	02/17/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
91350742	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		04/02/2016	Ongoing dialogue with borrower	Borrower called in and stated payment will be made 04/15/16 via XXX.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  Borrower called in and stated payment will be made 04/15/16 via XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
75911870	04/01/2016	02/18/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
53581580	04/01/2016	04/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
29251451	04/01/2016	02/01/2016	Owner Occupied	UTD	Yes		02/01/2016	Not attempting to contact the borrower	Borrower called in to verify last payment received and was told it was on 12/31; borrower was previously told that there was $225.35 in suspense for the 02/01/2016 payment. Borrower declined ACH. The borrower had requested modification but was turned down 0723/2015 and offered a 5 month repayment plan which she completed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called in to verify last payment received and was told it was on 12/31; borrower was previously told that there was $225.35 in suspense for the 02/01/2016 payment.  Borrower declined ACH.  The borrower had requested modification but was turned down 0723/2015 and offered a 5 month repayment plan which she completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
71260676	04/01/2016	02/01/2016	UTD	UTD	Yes		01/27/2016	Contact attempts - however unable to contact borrower	The borrower advised that they mailed out a check today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  The borrower advised that they mailed out a check today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
10400761	04/01/2016	03/23/2016	UTD	UTD	Yes		08/20/2015	Contact attempts - however unable to contact borrower	Borrower called in to make a payment. Borrower also stated she she never accepted forbearance plan.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	08/20/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2015.  Borrower called in to make a payment.  Borrower also stated she she never accepted forbearance plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
49811963	04/01/2016	03/16/2016	UTD	UTD	Yes		03/14/2016	Not attempting to contact the borrower	M1 called in made promise to pay 03/15/2016. Asked to have unapplied balance applied to late fees.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  M1 called in made promise to pay 03/15/2016.  Asked to have unapplied balance applied to late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
14345895	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		03/25/2016	Contact attempts - however unable to contact borrower	The borrower called in with an insurance department question and also asked how to make principal payments since her loan was interest only. She was told to send in explanation of amount she wanted applied to principal. The borrower was denied a repayment plan on 0727/2015; no indication of source of funds used to bring account current	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	07/27/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  The borrower called in with an insurance department question and also asked how to make principal payments since her loan was interest only.  She was told to send in explanation of amount she wanted applied to principal.  The borrower was denied a repayment plan on 0727/2015; no indication of source of funds used to bring account current
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
86241241	04/01/2016	03/31/2016	Owner Occupied	UTD	Yes		03/31/2016	Not attempting to contact the borrower	M1 called in, called in regards to see if she could borrower from her equity in the home, advised we do not offer that.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  M1 called in, called in regards to see if she could borrower from her equity in the home, advised we do not offer that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
56186313	04/01/2016	03/03/2016	Owner Occupied	UTD	Yes		02/03/2016	Not attempting to contact the borrower	made outbound call to borrower to set up payment due for account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  made outbound call to borrower to set up payment due for account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
65942458	04/01/2016	04/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
74253936	04/01/2016	03/09/2016	Non-Owner Occupied	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	outbound call made to borrower to advise of payment due for account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/07/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  outbound call made to borrower to advise of payment due for account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
11230416	04/01/2016	01/20/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
61240624	03/22/2016	12/07/2015	UTD	UTD	Incomplete	Missing comments from 12/08/2015 - 04/01/2016	06/22/2015	Ongoing dialogue with borrower	Borrower called for status of insurance and advised a notice of non renewal was received. Borrower given two days to update his insurance and was advised of his options.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  Borrower called for status of insurance and advised a notice of non renewal was received. Borrower given two days to update his insurance and was advised of his options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
15180762	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		03/17/2016	Ongoing dialogue with borrower	Borrower asked that workout option be closed in system and withdrew application.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/17/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower asked that workout option be closed in system and withdrew application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Moderate risk due to past delinquency and borrower statement of income curtailment.
20706055	04/01/2016	04/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
71481319	03/22/2016	12/30/2015	UTD	UTD	Incomplete	Missing comments from 12/31/2015 - 04/01/2016	11/11/2015	Ongoing dialogue with borrower	Borrower called in requesting to change draft date from 11/16/2015 to 11/28/15. Advised needs to cancel 11/16 draft and postdate 11/28/15 and client agreed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2015.  Borrower called in requesting to change draft date from 11/16/2015 to 11/28/15. Advised needs to cancel 11/16 draft and postdate 11/28/15 and client agreed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
1142517	04/01/2016	04/05/2016	Owner Occupied	UTD	Yes		03/30/2015	Ongoing dialogue with borrower	borrower called in to inquire about escrow payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2015.  borrower called in to inquire about escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
68785760	04/01/2016	04/02/2016	UTD	UTD	Yes		01/27/2016	Contact attempts - however unable to contact borrower	The borrower advised tat they mailed out a check today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  The borrower advised tat they mailed out a check today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
66468454	04/01/2016	02/18/2016	UTD	UTD	Yes		02/18/2016	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No		Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
44614945	04/01/2016	04/04/2016	UTD	UTD	Yes		03/09/2016	Contact attempts - however unable to contact borrower	Borrower called in to confirm pending payment. Servicer confirmed	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called in to confirm pending payment.  Servicer confirmed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
38852218	04/01/2016	03/25/2016	UTD	Good	Yes		03/25/2016	Contact attempts - however unable to contact borrower	The borrower was advised on the cure amount.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  The borrower was advised on the cure amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
95248005	04/01/2016	03/22/2016	UTD	UTD	Yes		03/16/2016	Contact attempts - however unable to contact borrower	Borrower stated she did not remember modification was opened. Borrower wanted o know why servicer was calling. Servicer said they can close the modification review. Borrower stated working only one job now. Servicer advised will need a full review for another modification. Servicer sent package.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/16/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower stated she did not remember modification was opened.  Borrower wanted o know why servicer was calling.  Servicer said they can close the modification review.  Borrower stated working only one job now.  Servicer advised will need a full review for another modification.  Servicer sent package.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
75398244	04/01/2016	03/15/2016	UTD	UTD	Yes		02/25/2016	Contact attempts - however unable to contact borrower	The borrower made a ezpay	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower made a ezpay
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
68341663	04/01/2016	03/11/2016	UTD	UTD	Yes		01/28/2016	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
60216884	04/01/2016	03/04/2016	Owner Occupied	Excellent	Yes		02/08/2016	Not attempting to contact the borrower	Borrower calling in to check on status of account. Borrower stated he just finished trial period with previous servicer. Servicer advised no answer yet on the final modification. Servicer advised timeline is 30 days after final trial payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/08/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower calling in to check on status of account.  Borrower stated he just finished trial period with previous servicer.  Servicer advised no answer yet on the final modification.  Servicer advised timeline is 30 days after final trial payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
1942484	04/01/2016	04/04/2016	UTD	UTD	Yes		04/04/2016	Contact attempts - however unable to contact borrower	The borrower called to make a ezpay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called to make a ezpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
72449898	04/01/2016	03/22/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
41812213	03/22/2016	01/06/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 05/03/2015 and 01/07/2016 - 04/01/2016	06/30/2015	Ongoing dialogue with borrower	Borrower stated he is thinking about another modification but not sure yet. Servicer advised of process.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/30/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower stated he is thinking about another modification but not sure yet.  Servicer advised of process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
40213617	04/01/2016	01/08/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
63972567	04/01/2016	03/14/2016	Owner Occupied	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	lender made call to borrower to advise of current payment due, borrower stated payment was mailed out.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  lender made call to borrower to advise of current payment due, borrower stated payment was mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
19370296	04/01/2016	03/01/2016	Owner Occupied	UTD	Yes		03/01/2016	Ongoing dialogue with borrower	Borrower called in to inquire about HAMP incentive and also lender advise borrower for payment due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/01/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called in to inquire about HAMP incentive and also lender advise borrower for payment due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
87675463	04/01/2016	02/24/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
36602396	04/01/2016	04/01/2016	UTD	UTD	Yes		04/01/2016	Contact attempts - however unable to contact borrower	The borrower scheduled a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
73072004	04/01/2016	03/04/2016	UTD	UTD	Yes		03/03/2016	Contact attempts - however unable to contact borrower	The borrower called to make a ezpay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower called to make a ezpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
34205414	04/01/2016	03/02/2016	Owner Occupied	UTD	Yes		12/28/2015	Contact attempts - however unable to contact borrower	Agent spoke with Borrower. Agent verified the account. Borrower called to verify when the last payment was received. Agent advised that the last payment was received on 1207/2015. Borrower advised that they will send January and February payments after tax returns are received 02/01. Borrower gave the reason for default as medical reasons. Agent offered a Modification; borrower declined.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/28/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Agent spoke with Borrower. Agent verified the account. Borrower called to verify when the last payment was received. Agent advised that the last payment was received on 1207/2015. Borrower advised that they will send January and February payments after tax returns are received 02/01. Borrower gave the reason for default as medical reasons. Agent offered a Modification; borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
48617935	04/01/2016	02/15/2016	UTD	UTD	Yes		01/22/2016	Contact attempts - however unable to contact borrower	The agent advised the borrower to let them know when they get their own insurance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The agent advised the borrower to let them know when they get their own insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
12863402	04/01/2016	04/04/2016	UTD	UTD	Yes		04/04/2016	Contact attempts - however unable to contact borrower	The borrower discussed payments with the agent.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower discussed payments with the agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
27114969	04/01/2016	03/28/2016	Owner Occupied	Good	Yes		03/11/2016	Contact attempts - however unable to contact borrower	Agent spoke with borrower. Borrower was not verified. Borrower advised that the check was already mailed and ended the call.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Agent spoke with borrower. Borrower was not verified. Borrower advised that the check was already mailed and ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
39937608	03/22/2016	12/07/2015	UTD	UTD	Incomplete	Missing comments from 12/08/2015 - 04/01/2016	05/14/2015	Contact attempts - however unable to contact borrower	Borrower made payment over the phone.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2015.  Borrower made payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Bankruptcy was mentioned in the notes, however, no additional data was provided. HAMP Incentive letter was mailed on 06/17/2015. Trial Payment effective date is 11/01/2012 for calculation of the incentive eligibility.	Performing	Performing under Modification	1	Performing.
82600129	04/01/2016	04/05/2016	Owner Occupied	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
50471335	04/01/2016	03/07/2016	Occupied-UTD	UTD	Yes		02/11/2016	Contact attempts - however unable to contact borrower	The borrower advised that they were waiting on their ssi	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower advised that they were waiting on their ssi
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
56099367	04/01/2016	03/17/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
90346832	04/01/2016	03/22/2016	Owner Occupied	Good	Yes		03/19/2016	Not attempting to contact the borrower	Agent spoke with and verified borrower. Agent assisted the borrower with the payment. Agent explained ACH and rate change.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2016.  Agent spoke with and verified borrower. Agent assisted the borrower with the payment. Agent explained ACH and rate change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
10339723	04/01/2016	03/18/2016	Owner Occupied	UTD	Yes		03/08/2016	Contact attempts - however unable to contact borrower	borrower called in to make payment over phone	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/10/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  borrower called in to make payment over phone
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
14080733	03/22/2016	12/18/2015	UTD	UTD	Incomplete	Missing comments from 12/19/2015 - 04/01/2016	10/08/2015	Not attempting to contact the borrower	Agent spoke to third party, daughter. Agent verified the account and advised of the total amount due.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No			Yes	No																																								N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Agent spoke to third party, daughter. Agent verified the account and advised of the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
18528036	04/01/2016	02/23/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
34093170	04/01/2016	03/21/2016	Owner Occupied	Good	Yes		01/06/2016	Contact attempts - however unable to contact borrower	The customer made a payment for $867.27	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The customer made a payment for $867.27
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
57483760	04/01/2016	03/30/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
19858589	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		10/22/2015	Contact attempts - however unable to contact borrower	The unauthorized 3rd party daughter scheduled a payment for $669.64.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2015.  The unauthorized 3rd party daughter scheduled a payment for $669.64.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
71884207	04/01/2016	03/21/2016	Owner Occupied	Excellent	Yes		03/04/2016	Not attempting to contact the borrower
Agent spoke with and verified Borrower. Borrower wanted to know the status of the account. Agent advised of the cure amount and that the account is current. Borrower wanted to know late fees amount; agent advised. Borrower wanted to change the loan due date. Agent advised that a request to mail out a due date change letter to her. Borrower wanted to know if account is escrowed; agent advised yes. Agent offer to submit March payment via phone; borrower said yes. Agent advised of check fee and borrower accepted. Borrower wanted to know why the payment increased. Agent advised increase was due to an escrow shortage.
										No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Agent spoke with and verified Borrower. Borrower wanted to know the status of the account. Agent advised of the cure amount and that the account is current. Borrower wanted to know late fees amount; agent advised. Borrower wanted to change the loan due date. Agent advised that a request to mail out a due date change letter to her. Borrower wanted to know if account is escrowed; agent advised yes. Agent offer to submit March payment via phone; borrower said yes. Agent advised of check fee and borrower accepted. Borrower wanted to know why the payment increased. Agent advised increase was due to an escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
29020846	03/22/2016	12/11/2015	Owner Occupied	UTD	Incomplete	Missing comments from 12/12/2015 - 04/01/2016	12/10/2015	Ongoing dialogue with borrower	Borrower called with questions on the modification completion and the 5,000 HAMP incentive. Also discussed 1098 and 1099.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/10/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Borrower called with questions on the modification completion and the 5,000 HAMP incentive. Also discussed 1098 and 1099.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	The loan is performing.
82685569	04/01/2016	03/14/2016	Owner Occupied	Good	Yes		01/15/2016	Ongoing dialogue with borrower	The customer advised he received the retention documents and will work on them next week.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/15/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  The customer advised he received the retention documents and will work on them next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
57915558	04/01/2016	03/10/2016	Owner Occupied	Good	Yes		03/10/2016	Ongoing dialogue with borrower	The borrower made a payment for $2,926.90.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/18/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The borrower made a payment for $2,926.90.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
32288318	04/01/2016	02/02/2016	Owner Occupied	UTD	Yes		01/25/2016	Ongoing dialogue with borrower	borrower called in to inquire why lender made a call to borrower. Lender advise it was due to LPI	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Non-Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  borrower called in to inquire why lender made a call to borrower. Lender advise it was due to LPI
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
16631539	03/22/2016	12/14/2015	UTD	UTD	Incomplete	Missing comments from 12/15/2015 - 04/01/2016	08/08/2015	Not attempting to contact the borrower	Borrower called in with account questions and wanted to make a payment. Borrower began set up for recurring payments to begin 09/16/2015.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7			1/XX/2012			UTD				UTD		No		No other information provided.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2015.  Borrower called in with account questions and wanted to make a payment.  Borrower began set up for recurring payments to begin 09/16/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.  No other information provided.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $190,000	Performing	Performing under Modification	1
56103669	04/01/2016	03/15/2016	Owner Occupied	UTD	Yes		03/15/2016	Not attempting to contact the borrower	Borrower called in to make payment over the phone	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called in to make payment over the phone
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
10109967	04/01/2016	01/08/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
87072366	04/01/2016	03/11/2016	Owner Occupied	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	borrower called in to make payment over the phone	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes	10/XX/2011																																											N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  borrower called in to make payment over the phone
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 10/XX/2011.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
50915628	04/01/2016	03/22/2016	Owner Occupied	Good	Yes		03/18/2016	Ongoing dialogue with borrower	The authorized 3rd party made a payment for $1,416.71.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  The authorized 3rd party made a payment for $1,416.71.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
91343193	04/01/2016	03/30/2016	Owner Occupied	UTD	Yes		01/05/2016	Contact attempts - however unable to contact borrower	spoke with borrower in regards to payment needing to be made, also offer workout, borrower declined.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/05/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  spoke with borrower in regards to payment needing to be made, also offer workout, borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
50352509	03/22/2016	12/14/2015	UTD	UTD	Incomplete	Missing comments from 12/15/2015 - 04/01/2016	10/02/2015	Not attempting to contact the borrower	Borrower called to ask why the servicer had called on the account. The servicer stated that they were just calling to verify the borrower's intentions regarding retention. The borrower asked for the current due date and stated he would call in a payment.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Discharged	Chapter 7						No				No		No		No other information provided other than that borrower is getting inactive bankruptcy disclosure.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Borrower called to ask why the servicer had called on the account.  The servicer stated that they were just calling to verify the borrower's intentions regarding retention.   The borrower asked for the current due date and stated he would call in a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other information provided other than that borrower is getting inactive bankruptcy disclosure.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Exterior BPO dated 12/01/2015 valued subject at $503,000; BPO dated 12/07/2015 $528,000	Performing	Performing under Modification	1	Discharged bankrutpcy
16331971	04/01/2016	02/02/2016	Owner Occupied	UTD	Yes		10/30/2015	Not attempting to contact the borrower	spoke with borrower in regards to payment needing to be made.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/30/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  spoke with borrower in regards to payment needing to be made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
70656441	04/01/2016	04/01/2016	Owner Occupied	Good	Yes		01/06/2016	Contact attempts - however unable to contact borrower	Agent spoke with and verified borrower. Borrower states that the payment for December hasn't been taken out and it was mailed on 12/08/2015. Agent advised that the check received on 01/04/2016 was dated 12/08/2015. Borrower requested the number for Insurance. Agent provided loss draft endorsement address.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Agent spoke with and verified borrower. Borrower states that the payment for December hasn't been taken out and it was mailed on 12/08/2015. Agent advised that the check received on 01/04/2016 was dated 12/08/2015. Borrower requested the number for Insurance. Agent provided loss draft endorsement address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
51776456	04/01/2016	03/21/2016	Owner Occupied	Good	Yes		03/21/2016	Ongoing dialogue with borrower	The customer requested fir the escrow account to be reanalyzed since a payment has been made.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/16/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The customer requested fir the escrow account to be reanalyzed since a payment has been made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
68829302	04/01/2016	03/18/2016	Owner Occupied	UTD	Yes		01/04/2016	Contact attempts - however unable to contact borrower	Borrower stated he received an Insurance bill and wanted to be sure that servicer will issue the payment. Servicer advised will need her policy from new Insurance Company.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		05/22/2015		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower stated he received an Insurance bill and wanted to be sure that servicer will issue the payment.  Servicer advised will need her policy from new Insurance Company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
6669297	04/01/2016	03/21/2016	Owner Occupied	Good	Yes		08/07/2015	Contact attempts - however unable to contact borrower	The customer was advised of the documents needed for the modification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/07/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  The customer was advised of the documents needed for the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
28247284	04/01/2016	03/24/2016	Owner Occupied	Excellent	Yes		03/23/2016	Contact attempts - however unable to contact borrower	Agent spoke with borrower. Agent verified and advised of the cure amount. Borrower asked why the payment changed. Agent advised escrow shortage. Borrower stated according to email being 4/1/16 when the payment should start. Agent advised research in November in the amount $347.60 and added a $28.97 to payment in March.	No		No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No			Yes																																									N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Agent spoke with borrower. Agent verified and advised of the cure amount. Borrower asked why the payment changed. Agent advised escrow shortage. Borrower stated according to email being 4/1/16 when the payment should start. Agent advised research in November in the amount $347.60 and added a $28.97 to payment in March.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
13990297	04/01/2016	03/22/2016	Owner Occupied	Good	Yes		03/16/2016	Ongoing dialogue with borrower	The borrower was advised of the HAMP review denial.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/16/2016	No	Retention	Yes		HAMP approval by previous servicer.																																										N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower was advised of the HAMP review denial.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  HAMP approval by previous servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
76789264	04/01/2016	02/23/2016	Owner Occupied	UTD	Yes		02/09/2016	Contact attempts - however unable to contact borrower	The customer made a payment for $744.70. and was advised of the HAMP incentives.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/09/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The customer made a payment for $744.70. and was advised of the HAMP incentives.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
55455169	04/01/2016	03/07/2016	UTD	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower called in and promised to make a payment of $578.15, effective 3/8/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called in and promised to make a payment of $578.15, effective 3/8/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
3878021	04/01/2016	01/28/2016	UTD	UTD	Yes		01/25/2016	Ongoing dialogue with borrower	The authorized 3rd party was advised that the misapplied payment was reversed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/02/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The authorized 3rd party was advised that the misapplied payment was reversed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
56918764	04/01/2016	02/02/2016	Owner Occupied	UTD	Yes		02/02/2016	Not attempting to contact the borrower	Agent spoke with borrower and verified the account. Borrower called to advise he will have insurance information soon; will fax. Agent advised of cure amount and offered ACH. Borrower declined ACH.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Agent spoke with borrower and verified the account. Borrower called to advise he will have insurance information soon; will fax. Agent advised of cure amount and offered ACH. Borrower declined ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
35006211	04/01/2016	03/10/2016	UTD	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	The borrower informed that a payment was mailed for $1,406.24.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/23/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The borrower informed that a payment was mailed for $1,406.24.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
33828347	04/01/2016	02/29/2016	UTD	UTD	Yes		02/22/2016	Ongoing dialogue with borrower	Borrower called in and authorized payment in the amount of $4576.70, effective 2/26/2016, for January, February, March, April and May payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called in and authorized payment in the amount of $4576.70, effective 2/26/2016, for January, February, March, April and May payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
45562286	04/01/2016	03/22/2016	Owner Occupied	Good	Yes		03/12/2016	Ongoing dialogue with borrower	The customer advised they would call to make a payment when the funds are available.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/11/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2016.  The customer advised they would call to make a payment when the funds are available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
19664406	04/01/2016	03/10/2016	Owner Occupied	Good	Yes		03/10/2016	Contact attempts - however unable to contact borrower	The customer advised the payment was mailed out 3 days ago and he was advised of the HAMP incentives.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/10/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The customer advised the payment was mailed out 3 days ago and he was advised of the HAMP incentives.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
22697183	04/01/2016	03/30/2016	UTD	UTD	Yes		03/30/2016	Not attempting to contact the borrower	Borrower called in to make a payment for $2749.02, effective 3/31/2016.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	Chapter 7						UTD				Yes	5/XX/2015	UTD																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower called in to make a payment for $2749.02, effective 3/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.  A motion for relief was filed 05/XX/2015.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
1093646	04/01/2016	03/11/2016	UTD	UTD	Yes		02/17/2016	Contact attempts - however unable to contact borrower	The customer stated the payment was sent online via bill pay on 2/5 for $312.00.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  The customer stated the payment was sent online via bill pay on 2/5 for $312.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
40722037	04/01/2016	03/21/2016	Owner Occupied	Good	Yes		03/09/2016	Ongoing dialogue with borrower	The customer was advised of the missing documents needed for the modification review.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/09/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The customer was advised of the missing documents needed for the modification review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
99380499	04/01/2016	03/29/2016	Owner Occupied	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	Borrower called in to inquire about letter received from lender stating that borrower's account is insufficient when payment was being processed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower called in to inquire about letter received from lender stating that borrower's account is insufficient when payment was being processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
88733189	04/01/2016	02/12/2016	Owner Occupied	UTD	Yes		02/12/2016	Contact attempts - however unable to contact borrower	The customer made a promise to pay $995.86 on 2/15/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The customer made a promise to pay $995.86 on 2/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
63143259	03/22/2016	08/28/2014	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 04/01/2016		Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No						No								1	Discharged	Chapter 7						UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
43386268	04/01/2016	02/10/2016	Owner Occupied	Good	Yes		12/10/2015	Contact attempts - however unable to contact borrower	The customer was advised that EZ pay dates can not be set up until the account is current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  The customer was advised that EZ pay dates can not be set up until the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
13931391	04/01/2016	03/25/2016	Owner Occupied	UTD	Yes		03/25/2016	Ongoing dialogue with borrower	borrower called in to inquire on why payment increased, lender stated it was due to escrow increase	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  borrower called in to inquire on why payment increased, lender stated it was due to escrow increase
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
69453729	04/01/2016	03/14/2016	UTD	UTD	Yes		03/14/2016	Contact attempts - however unable to contact borrower	The customer made a promise to pay $2,390.73 on 3/15/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  The customer made a promise to pay $2,390.73 on 3/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
57225537	04/01/2016	04/04/2016	UTD	UTD	Yes		09/11/2015	Contact attempts - however unable to contact borrower	Borrower called in and made a payment in the amount of $1565.00, effective 9/12/2015. Borrower stated will make another as soon as he can. RFD: Payment increase and have other bills.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  Borrower called in and made a payment in the amount of $1565.00, effective 9/12/2015. Borrower stated will make another as soon as he can. RFD: Payment increase and have other bills.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
91582810	04/01/2016	03/18/2016	Owner Occupied	UTD	Yes		03/15/2016	Not attempting to contact the borrower
Borrower called in to make a payment.  Borrower requested late fee be waived since it was the servicer's fault the ACH was not set-up.  Servicer denied requested and borrower asked to speak with a supervisor.  Borrower also requested all of the documents be sent to her.  Borrower spoke with a supervisor and borrower advised that her marriage certificate and ACH form has been sent to the servicer and still have not been updated to the account.  Borrower requested the late fee be waived and credit to be corrected due to someone advising that ACH to be set-up.  Borrower requested her collateral file and stated that $400,000 should have been removed from her UPB and her interest rate should be at 2%.  Supervisor advised that ACH was not set-up due to the borrower's request exceeding the 15 day grace period.  Supervisor advised the borrower needs to send in another form or go on-line and set the ACH herself.  Supervisor could not find the mariage certificate.  Supervisor waived the late fees but advised that she cannot update the credit report due to needing 12 months of on-time payments to remove one 30 day delinquency.  Servicer advised of upcoming ARM change.
										No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called in to make a payment.  Borrower requested late fee be waived since it was the servicer's fault the ACH was not set-up.  Servicer denied requested and borrower asked to speak with a supervisor.  Borrower also requested all of the documents be sent to her.  Borrower spoke with a supervisor and borrower advised that her marriage certificate and ACH form has been sent to the servicer and still have not been updated to the account.  Borrower requested the late fee be waived and credit to be corrected due to someone advising that ACH to be set-up.  Borrower requested her collateral file and stated that $400,000 should have been removed from her UPB and her interest rate should be at 2%.  Supervisor advised that ACH was not set-up due to the borrower's request exceeding the 15 day grace period.  Supervisor advised the borrower needs to send in another form or go on-line and set the ACH herself.  Supervisor could not find the mariage certificate.  Supervisor waived the late fees but advised that she cannot update the credit report due to needing 12 months of on-time payments to remove one 30 day delinquency.  Servicer advised of upcoming ARM change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	performing
70580017	04/01/2016	03/07/2016	Owner Occupied	UTD	Yes		01/29/2016	Not attempting to contact the borrower	Borrower called in to update and correct property mailing address. Borrower stated he intends to keep property.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	Chapter 7			8/XX/2015			UTD				UTD		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Borrower called in to update and correct property mailing address. Borrower stated he intends to keep property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx..  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
16509788	04/01/2016	03/22/2016	Owner Occupied	UTD	Yes		03/22/2016	Not attempting to contact the borrower	Borrower called into lender to inquire on who the current insurance carrier is.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower called into lender to inquire on who the current insurance carrier is.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
28491209	04/01/2016	02/29/2016	UTD	UTD	Yes		01/04/2016	Ongoing dialogue with borrower	01/04/2016: The borrower called in regards to a payment that was provided to the prior servicer, during servicing transfer. The borrower indicated they were concerned their credit would be affected due to the missing payment and the current servicer needed proof of payment in order to provide research.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  01/04/2016: The borrower called in regards to a payment that was provided to the prior servicer, during servicing transfer. The borrower indicated they were concerned their credit would be affected due to the missing payment and the current servicer needed proof of payment in order to provide research.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
52563672	03/22/2016	02/24/2016	Owner Occupied	UTD	Incomplete	Missing comments from 02/24/2016 - 04/01/2016	01/11/2016	Not attempting to contact the borrower	The customer inquired about changing the due date.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		04/22/2015		Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  The customer inquired about changing the due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
10707318	04/01/2016	04/04/2016	UTD	UTD	Yes		02/04/2016	Contact attempts - however unable to contact borrower
Borrower called in regarding escrow balance.  Servicer explained that when they took over the loan 07/2014, escrow was negative in the amount of $4,656.33 and servicer continues to pay property taxes.  Servicer advised the escrow department required a deposit of $929.95.  Escrow shortage at the time of the deposit was $5,881.14.  The shortgage was spread out over 24 months and adds $245.05 to the borrower's payment.  Borrower asked about spreading the shortage over 12 months.  Servicer advised of new payment amount if spread over 12 months.  Servicer advised if they decide to shorten the spread to call back and let the servicer know.
										No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower called in regarding escrow balance.  Servicer explained that when they took over the loan 07/2014, escrow was negative in the amount of $4,656.33 and servicer continues to pay property taxes.  Servicer advised the escrow department required a deposit of $929.95.  Escrow shortage at the time of the deposit was $5,881.14.  The shortgage was spread out over 24 months and adds $245.05 to the borrower's payment.  Borrower asked about spreading the shortage over 12 months.  Servicer advised of new payment amount if spread over 12 months.  Servicer advised if they decide to shorten the spread to call back and let the servicer know.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
60024797	04/01/2016	02/23/2016	Owner Occupied	UTD	Yes		01/11/2016	Ongoing dialogue with borrower	outbound call to borrower to advise of payment due, borrower stated payment will be made	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/10/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  outbound call to borrower to advise of payment due, borrower stated payment will be made
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
6360174	04/01/2016	02/11/2016	UTD	UTD	Yes		12/01/2015	Contact attempts - however unable to contact borrower	Authorized Third Party called in to make a payment in the amount of $1623.22, effective 12/2/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Authorized Third Party called in to make a payment in the amount of $1623.22, effective 12/2/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
44181119	04/01/2016	03/21/2016	Owner Occupied	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	borrower made outbound call to borrower to inquire about payment due for account, borrower stated payment was already made.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/12/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  borrower made outbound call to borrower to inquire about payment due for account, borrower stated payment was already made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
7425975	04/01/2016	03/30/2016	Owner Occupied	UTD	Yes		03/29/2016	Ongoing dialogue with borrower	Borrower called in to inquire about letter he was received, lender confirm that letter was in regards to withdrawal of program.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/29/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower called in to inquire about letter he was received, lender confirm that letter was in regards to withdrawal of program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
44327153	03/22/2016	09/14/2015	UTD	UTD	Incomplete	Missing comments from 09/14/2015 - 04/01/2016	06/16/2015	Not attempting to contact the borrower	Borrower called in to make a payment	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2015.  Borrower called in to make a payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
75486202	04/01/2016	03/02/2016	Owner Occupied	UTD	Yes		01/30/2016	Contact attempts - however unable to contact borrower	Servicer advised loan status cure amount. Borrower stated she will bring account current on her own and send in an additional $150.00 per month. Reason for default is medical issues. Declined work-out options at this time.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/30/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2016.  Servicer advised  loan status cure amount.  Borrower stated she will bring account current on her own and send in an additional $150.00 per month.  Reason for default is medical issues.  Declined work-out options at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
42473249	04/01/2016	02/02/2016	Owner Occupied	UTD	Yes		01/22/2016	Ongoing dialogue with borrower	Borrower called in with questions about lender paid insurance; servicer explained coverage. ACH was offered and declined; borrower was provided information about payment amount next due and escrow analysis.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  Borrower called in with questions about lender paid insurance; servicer explained coverage.  ACH was offered and declined; borrower was provided information about payment amount next due and escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
95204591	04/01/2016	01/04/2016	Owner Occupied	UTD	Yes		12/17/2015	Ongoing dialogue with borrower	The borrower completed a loan modification in October 2012.	No		No	No	No	No	Yes	Yes	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/19/2011	No	Retention	Yes						Closed - Not Complete	The foreclosure sale was cancelled and the foreclosure placed on hold due to the borrower completing a loan modification.	2	Discharged	Chapter 7	10/XX/2010		1/XX/2011			UTD				No		UTD	11/XX/2009	The borrower Bankruptcy was discharged in January of 2011.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  The borrower completed a loan modification in October 2012.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on 06/02/2011.  Unable to determine the next projected foreclosure step.  The foreclosure sale was cancelled and the foreclosure placed on hold due to the borrower completing a loan modification.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number xxxxxxx. The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.  The borrower Bankruptcy was discharged in January of 2011.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
75695816	04/01/2016	04/04/2016	UTD	UTD	Yes		02/02/2016	Contact attempts - however unable to contact borrower	Agent spoke to borrower. Borrower identified themselves and then the line dropped.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Agent spoke to borrower. Borrower identified themselves and then the line dropped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
64107121	04/01/2016	02/02/2016	UTD	UTD	Yes		11/28/2015	Contact attempts - however unable to contact borrower	Borrower called in and wanted to make payment without using EZpay so he stated he would send it in through his bank bill pay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/28/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2015.  Borrower called in and wanted to make payment without using EZpay so he stated he would send it in through his bank bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
88026716	04/01/2016	04/01/2016	UTD	UTD	Yes		03/01/2016	Ongoing dialogue with borrower	Borrower called in ezpay. Borrower has been disputing payment date for taxes since 12/28/2015 Borrower requested that the taxes be paid in February and July and not take advantage of the county early payment tax reduction. Servicer requested the change in writing and now the borrower is asking for a new escrow analysis.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called in ezpay.  Borrower has been disputing payment date for taxes since 12/28/2015   Borrower requested that the taxes be paid in February and July and not take advantage of the county early payment tax reduction.  Servicer requested the change in writing and now the borrower is asking for a new escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
8234642	04/01/2016	03/23/2016	Owner Occupied	UTD	Yes		03/23/2016	Contact attempts - however unable to contact borrower	Call and spoke to c0-borrower who stated to contact her husband, borrower 1. Agent update EasyPay for $6128.42 check dated 3/23/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Call and spoke to c0-borrower who stated to contact her husband, borrower 1. Agent update EasyPay for $6128.42 check dated 3/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing.
64866563	04/01/2016	03/29/2016	Owner Occupied	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	Borrower called in to make a payment and wanted to know least expensive way to make payment and was advised of ACH. Borrower stated he would send in the form. Borrower was under review for modification but withdrew the application when he was able to bring the account current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/15/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called in to make a payment and wanted to know least expensive way to make payment and was advised of ACH.  Borrower stated he would send in the form.  Borrower was under review for modification but withdrew the application when he was able to bring the account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																			Prior servicer indicated there may have been a previous bankruptcy but no specifics were provided.	Performing	Regular Payments	1
1185063	04/01/2016	03/29/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
69154005	04/01/2016	03/30/2016	Owner Occupied	UTD	Yes		03/30/2016	Ongoing dialogue with borrower	M1 inbound call. Called about return check letter and wanted to know why the check was still processed after she called and did a pay by phone. Advised the check was already submitted to the bank and tried to post the same day as the payment that processed over the phone. Advised there was no NSF fees. M1 stated someone should have called her to let her know that the check was received, she stated that she advised the previous rep to call her and no one did.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  M1 inbound call.  Called about return check letter and wanted to know why the check was still processed after she called and did a pay by phone.  Advised the check was already submitted to the bank and tried to post the same day as the payment that processed over the phone.  Advised there was no NSF fees.  M1 stated someone should have called her to let her know that the check was received, she stated that she advised the previous rep to call her and no one did.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
51152721	04/01/2016	03/31/2016	Owner Occupied	UTD	Yes		03/10/2016	Ongoing dialogue with borrower	Outbound call to M1, Promise to pay set up for 03/10/2016. M1 stated she wil lgo online to set up ACH.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Outbound call to M1, Promise to pay set up for 03/10/2016.  M1 stated she wil lgo online to set up ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
72201791	04/01/2016	03/24/2016	Owner Occupied	UTD	Yes		03/22/2016	Not attempting to contact the borrower	M1 called for EZpay set up. Stated late due to being out of town and she forgot to do a payment to post before the grace period.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  M1 called for EZpay set up.  Stated late due to being out of town and she forgot to do a payment to post before the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
87907638	04/01/2016	03/21/2016	Owner Occupied	UTD	Yes		03/21/2016	Ongoing dialogue with borrower	borrower called in to verify when late payment was posted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/28/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  borrower called in to verify when late payment was posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
68516125	04/01/2016	02/12/2016	Owner Occupied	UTD	Yes		01/28/2016	Not attempting to contact the borrower	M1 returned call, stated they were unaware of the servicing change. Had autodraft with previous servicer. Noticed the withdrawls had stopped so called to bring loan up to date. M1 wanted to know if property insepction fee could be waived due to circumstance. Rep advised will reach out to another area to see if anything can be done, forwarded inquiry to corporate advance.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  M1 returned call, stated they were unaware of the servicing change.  Had autodraft with previous servicer.  Noticed the withdrawls had stopped so called to bring loan up to date.  M1 wanted to know if property insepction fee could be waived due to circumstance.  Rep advised will reach out to another area to see if anything can be done, forwarded inquiry to corporate advance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
36346690	04/01/2016	03/14/2016	Owner Occupied	UTD	Yes		02/10/2016	Ongoing dialogue with borrower	borrower spoke with lender in regards to servicing issue and payment not reflecting on account due to recent service conversion.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	Chapter 7						No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  borrower spoke with lender in regards to servicing issue and payment not reflecting on account due to recent service conversion.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
30390339	04/01/2016	03/11/2016	Owner Occupied	Good	Yes		01/22/2016	Contact attempts - however unable to contact borrower	The borrower asked the agent about a letter that was sent to them.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/14/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The borrower asked the agent about a letter that was sent to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
47816395	04/01/2016	03/15/2016	Owner Occupied	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower called in to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
87668794	04/01/2016	04/04/2016	UTD	UTD	Yes		03/17/2016	Contact attempts - however unable to contact borrower	The borrower called and made a ezpay	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The borrower called and made a ezpay
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
92407726	04/01/2016	04/05/2016	UTD	UTD	Yes		01/22/2016	Contact attempts - however unable to contact borrower	The borrower called to discuss payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The borrower called to discuss payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
3541484	04/01/2016	03/25/2016	Owner Occupied	UTD	Yes		01/26/2016	Contact attempts - however unable to contact borrower	The borrower advised that they received a letter regarding ach payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  The borrower advised that they received a letter regarding ach payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing
99110934	04/01/2016	03/21/2016	Owner Occupied	UTD	Yes		01/29/2016	Ongoing dialogue with borrower	Borrower called in to confirm payment was correctly done over the web.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/29/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Borrower called in to confirm payment was correctly done over the web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
88990675	04/01/2016	03/02/2016	Owner Occupied	UTD	Yes		02/08/2016	Ongoing dialogue with borrower	spouse of borrower called in to make payment on account.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  spouse of borrower called in to make payment on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
11145967	04/01/2016	02/08/2016	UTD	UTD	Yes		12/17/2015	Contact attempts - however unable to contact borrower	Servicer called and spoke with borrower who stated to read the notes and hung up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Servicer called and spoke with borrower who stated to read the notes and hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Borrower was previously seeking loan modification and was declined as noted on 07/31/2015. Most recent skip trace was performed 02/02/2016 and the phone number obtained through skip trace was a cell phone number., The loan moved to the next phase in an attempt to locate a new phone number.	Performing	Regular Payments	1
92388309	04/01/2016	03/10/2016	UTD	UTD	Yes		02/08/2016	Not attempting to contact the borrower	Borrower called in wanting to remove co-borrower. Agent advised would need to refinance in order to remove co-borrower. Borrower wanted to confirm ACH was set up and agent confirmed it was and advised that the auto draft is for the first of each month.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower called in wanting to remove co-borrower. Agent advised would need to refinance in order to remove co-borrower. Borrower wanted to confirm ACH was set up and agent confirmed it was and advised that the auto draft is for the first of each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
37929513	04/01/2016	02/18/2016	UTD	UTD	Yes		10/01/2015	Not attempting to contact the borrower	Borrower called in and was transferred to bankruptcy department and insurance department. Details of calls not provided in servicing comments available.	No		No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No				Retention	No																													Yes				Comment on 09/24/2015 reflects borrower called in to make sure who to make check payable to and was advised must include SPS name on it. Agent also provided borrower with loss draft address and phone number and advised borrower to call them to obtain check disbursement process. Cause of loss and date of loss not provided. No evidence if repairs have been started/completed.	UTD	No	Not Started		No		No	No			N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Borrower called in and was transferred to bankruptcy department and insurance department. Details of calls not provided in servicing comments available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment on 09/24/2015 reflects borrower called in to make sure who to make check payable to and was advised must include SPS name on it. Agent also provided borrower with loss draft address and phone number and advised borrower to call them to obtain check disbursement process. Cause of loss and date of loss not provided. No evidence if repairs have been started/completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Appears loan may be in bankruptcy or was previously in bankruptcy as comments reflect bankruptcy document received 10/26/2015.	Performing	Regular Payments	3	Property Damage
65658274	04/01/2016	03/26/2016	UTD	UTD	Yes		03/26/2016	Ongoing dialogue with borrower	Servicer called and spoke with borrower regarding March payment. Borrower advised can schedule that today. Borrower made a payment in amount of $732.20 and did not want confirmation number. Borrower also advised did not want to schedule Aprils payment at this time.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2016.  Servicer called and spoke with borrower regarding March payment. Borrower advised can schedule that today. Borrower made a payment in amount of $732.20 and did not want confirmation number. Borrower also advised did not want to schedule Aprils payment at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
49095412	04/01/2016	02/18/2016	UTD	UTD	Yes		02/12/2016	Ongoing dialogue with borrower	Borrower called in and requested for ACH set up. Agent advised of spservicing.com. Borrower inquired about escrow analysis and agent explained also discussed lender placed insurance.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Closed	Chapter 13	8/XX/2011		12/XX/2015			UTD				No		No		Loan was in bankruptcy prior to beginning of servicing comments available and unable to determine of proof of claim was filed.																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called in and requested for ACH set up. Agent advised of spservicing.com. Borrower inquired about escrow analysis and agent explained also discussed lender placed insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx..  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  Loan was in bankruptcy prior to beginning of servicing comments available and unable to determine of proof of claim was filed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 12/29/2015 reflects that on 12/21/2015 the borrower was sent a notification advising them of a class action settlement. If the borrower has questions about the notification, they should contact the administrator provided in the notification.	Performing	Regular Payments	1
58613448	04/01/2016	04/04/2016	Occupied-UTD	UTD	Yes		03/18/2016	Ongoing dialogue with borrower	Servicer called and spoke with borrower and advised of cure amount. Borrower scheduled payment in amount of $1451.51.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Servicer called and spoke with borrower and advised of  cure amount. Borrower scheduled payment in amount of $1451.51.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Comment on 02/01/2016 reflects agent called to get assistance with cancellation of the workout option on 05/28/2015. Request was made on recorded line requested by borrower. Per representative borrower's reason to close workout is due to no longer interested in review. Per agent borrower opt out of workout review on recorded line.	Performing	Regular Payments	1
42274327	04/01/2016	03/25/2016	UTD	UTD	Yes		03/05/2016	Ongoing dialogue with borrower	Borrower called in and scheduled a payment in amount of $1235.33 to be drafted on 03/11/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  Borrower called in and scheduled a payment in amount of $1235.33 to be drafted on 03/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 02/05/2016 reflects 14 day pre-foreclosure referral letter sent. Comment on 02/19/2016 reflects modification pending and borrower 2 requested to have modification closed. Borrower advised will bring account current with regular payments. Regular demand non certified was sent to borrower 02/23/2016.	Performing	Regular Payments	1
69287436	04/01/2016	02/04/2016	Occupied-UTD	UTD	Yes		01/12/2016	Ongoing dialogue with borrower	Borrower called in to check receipt of modification documents. Agent advised modification was received 12/29/2015 and 12/31/2015. Agent offered to set up EZpay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/12/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Borrower called in to check receipt of modification documents. Agent advised modification was received 12/XX/2015 and 12/XX/2015. Agent offered to set up EZpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																			Comment on 01/04/2016 reflects modification processed on 01/XX/2016 and new UPB is $226,246.35 and new due date is 01/XX/2016. Reason for loan modification due to curtailment of income.	Performing	Performing under Modification	1
25192673	04/01/2016	03/28/2016	UTD	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	Borrower called in and verified information.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/28/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called in and verified information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
14641216	04/01/2016	03/16/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	Borrower called in to verify the amount due.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/08/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called in to verify the amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
13286225	04/01/2016	03/29/2016	UTD	UTD	Yes		10/29/2015	Not attempting to contact the borrower	Borrower made a phone payment in amount of 25.44 for escrow shortage.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  Borrower made a phone payment in amount of 25.44 for escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
25978614	04/01/2016	02/02/2016	UTD	UTD	Yes		02/01/2016	Not attempting to contact the borrower	Advised the loan status is current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Advised the loan status is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
22625987	04/01/2016	03/23/2016	UTD	UTD	Yes		12/22/2015	Contact attempts - however unable to contact borrower	Borrower called in several times in regards to his payment and stated that he wanted to know information in regards to dispute. Agent advised that payments were applied correctly.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  Borrower called in several times in regards to his payment and stated that he wanted to know information in regards to dispute. Agent advised that payments were applied correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 05/04/2015 reflects modification processed. New UPB $229,286.17, deferment amount $28,233.13 and new due date is 05/XX/2015. Appears that there was a corrected modification that was processed on 07/XX/2015 with a new UPB $222,523.28, deferred principal in amount of $38,688.18 and new due date is 05/XX/2015 which remained same.	Performing	Performing under Modification	1
17612066	04/01/2016	03/30/2016	UTD	UTD	Yes		03/30/2016	Ongoing dialogue with borrower	Borrower made a phone payment in amount of 3911.30.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	Yes								1	Closed	Chapter 13	5/XX/2010		6/XX/2015			Yes				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower made a phone payment in amount of 3911.30.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx. The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
97820147	04/01/2016	03/29/2016	UTD	UTD	Yes		02/22/2016	Not attempting to contact the borrower	Spoke with third party.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	Chapter 13	11/XX/2010					No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Spoke with third party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxxxx.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
90417804	04/01/2016	03/03/2016	UTD	UTD	Yes		03/02/2016	Not attempting to contact the borrower	Borrower was advised of the amount to cure and made a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower was advised of the amount to cure and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
55805631	04/01/2016	03/25/2016	UTD	UTD	Yes		03/24/2016	Ongoing dialogue with borrower	Borrower called in to find out the charge for a phone payment servicer advised a fee of 15.00.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Closed	Chapter 13	6/XX/2010		1/XX/2016			Yes				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower called in to find out the charge for a phone payment servicer advised a fee of 15.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
16355103	04/01/2016	03/02/2016	UTD	UTD	Yes		01/23/2016	Not attempting to contact the borrower	Borrower called in and made a promise to pay $3378.06 on 01/24/2016. Borrower did not want the call to be recorded and stated that he is going to mail in the payment. Agent offered ACH and he asked for the form to be sent to him.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Closed	Chapter 13	7/XX/2010		1/XX/2016			UTD				No		No		Loan was in bankruptcy prior to beginning of servicing comments provided and unable to determine if proof of claim was filed..																				N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2016.  Borrower called in and made a promise to pay $3378.06 on 01/24/2016. Borrower did not want the call to be recorded and stated that he is going to mail in the payment. Agent offered ACH and he asked for the form to be sent to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxx.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  Loan was in bankruptcy prior to beginning of servicing comments provided and unable to determine if proof of claim was filed..
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Servicer spoke with borrower on 01/18/2016 who stated she was not aware that the payment date was the 13th of the month. Borrower states does not want to be behind and wants to know how the payment by the trustee was being made. Agent advised would have to get the document from the trustee. Agent advised borrower of the pending ARM change. Borrower asked about refinancing and agent advised there are possible assistance options. Borrower stated wants to get the due date changed.	Performing	Regular Payments	1
81186510	04/01/2016	04/01/2016	UTD	UTD	Yes		02/16/2016	Ongoing dialogue with borrower	Borrower called about having her account to be escrowed for taxes and insurance servicer advised they can send out an escrow set up form or she can do it in writing sending a letter to the escrow department.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower called about having her account to be escrowed for taxes and insurance servicer advised they can send out an escrow set up form or she can do it in writing sending a letter to the escrow department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			03/30/2016 comments reflect bankruptcy documents received no further details provided.	Performing	Regular Payments	1
15232236	04/01/2016	04/04/2016	UTD	UTD	Yes		04/04/2016	Ongoing dialogue with borrower	Borrower made a phone payment in amount of 535.04.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower made a phone payment in amount of 535.04.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
60544150	03/22/2016	01/14/2016	UTD	UTD	Incomplete	Missing comments from 04/01/2015 - 04/27/2015 and 01/14/2016 - 04/01/2016		Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
39684441	04/01/2016	01/14/2016	UTD	UTD	Yes		05/28/2015	Not attempting to contact the borrower	Advised the borrower of the principal balance.	No		No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No				Retention	No								1	Discharged	Chapter 13	5/XX/2010		10/XX/2015			No				No		No																						N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  Advised the borrower of the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxxxx.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
92979942	04/01/2016	03/24/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	Borrower called asked if she can add her husband on the title or the deed advised that she would have to refinance the account for the info.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/29/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called asked if she can add her husband on the title or the deed advised that she would have to refinance the account for the info.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
15178949	04/01/2016	03/12/2016	UTD	UTD	Yes		03/12/2016	Ongoing dialogue with borrower	Borrower called in to inquire if there is an unapplied and agent advised there is no unapplied.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2016.  Borrower called in to inquire if there is an unapplied and agent advised there is no unapplied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Comment on 12/19/2015 reflects PSA restriction loan does not allow a loan modification. Comment on 12/29/2015 reflects send demand. Borrower has indicated a reduction in income.	Performing	Regular Payments	1
76376531	04/01/2016	02/19/2016	UTD	UTD	Yes		02/19/2016	Not attempting to contact the borrower	Verified the ACh was set up.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Verified the ACh was set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
14254539	04/01/2016	04/01/2016	UTD	UTD	Yes		03/31/2016	Ongoing dialogue with borrower	Servicer advised borrower loan is current and due for 04/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Servicer advised borrower loan is current and due for 04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
26806231	04/01/2016	03/21/2016	UTD	UTD	Yes		03/21/2016	Not attempting to contact the borrower	Borrower asked about late fee waiver.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/21/2015	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower asked about late fee waiver.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
95338610	04/01/2016	03/18/2016	UTD	UTD	Yes		03/15/2016	Ongoing dialogue with borrower	The customer set up a payment for $827.00 on 3/16/2016 and was advised on the modification.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/15/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The customer set up a payment for $827.00 on 3/16/2016 and was advised on the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
10928351	04/01/2016	04/04/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
74525109	04/01/2016	03/30/2016	UTD	UTD	Yes		03/30/2016	Not attempting to contact the borrower	Borrower needed help resetting the password.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower needed help resetting the password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
56634396	04/01/2016	02/22/2016	UTD	UTD	Yes		02/09/2016	Ongoing dialogue with borrower	The payment sent in for $1,283.00 was confirmed with the borrower and the missing documents needed for the modification was discussed with the borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/09/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The payment sent in for $1,283.00 was confirmed with the borrower and the missing documents needed for the modification was discussed with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
76001794	04/01/2016	01/04/2016	UTD	UTD	Yes		11/17/2015	Not attempting to contact the borrower	Borrower was advised of the amount to cure and stated he would mail the payment next week.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  Borrower was advised of the amount to cure and stated he would mail the payment next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
70743833	04/01/2016	02/03/2016	UTD	UTD	Yes		01/29/2016	Ongoing dialogue with borrower	Borrower called to see if ACH was set up servicer advised ACH is set up for the 1st of the month effective 03/01/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Borrower called to see if ACH was set up servicer advised ACH is set up for the 1st of the month effective 03/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Loan just recently modified 01/2016.	Performing	Performing under Modification	1
86567770	04/01/2016	03/29/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
80241191	04/01/2016	02/12/2016	UTD	UTD	Yes		12/15/2015	Ongoing dialogue with borrower	Borrower advised will make 2 payments today.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  Borrower advised will make 2 payments today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
55514516	04/01/2016	02/02/2016	Occupied-UTD	UTD	Yes		02/02/2016	Ongoing dialogue with borrower	The customer stated they are happy with the modification terms that was reviewed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/02/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  The customer stated they are happy with the modification terms that was reviewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
56532988	04/01/2016	03/09/2016	UTD	UTD	Yes		01/11/2016	Contact attempts - however unable to contact borrower	Borrower was advised of the amount to cure and stated he would try to bring the loan current.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Borrower was advised of the amount to cure and stated he would try to bring the loan current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
11939000	04/01/2016	04/04/2016	UTD	UTD	Yes		04/02/2016	Ongoing dialogue with borrower	Borrower made a phone payment in amount of 500.00. Borrower advised may end up selling house because it is a 7 room property and is too big for her.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  Borrower made a phone payment in amount of 500.00. Borrower advised may end up selling house because it is a 7 room property and is too big for her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
67613229	04/01/2016	03/17/2016	UTD	UTD	Yes		03/17/2016	Ongoing dialogue with borrower	Borrower was advised of the amount to cure and made a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/23/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower was advised of the amount to cure and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
58421633	04/01/2016	03/04/2016	UTD	UTD	Yes		12/09/2015	Contact attempts - however unable to contact borrower	The customer made a payment for $1,260.62.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  The customer made a payment for $1,260.62.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
58506399	04/01/2016	04/01/2016	UTD	UTD	Yes		02/01/2016	Ongoing dialogue with borrower	Borrower called for website assistance. Servicer advised borrower how to register online.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called for website assistance. Servicer advised borrower how to register online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
97809221	04/01/2016	03/28/2016	UTD	UTD	Yes		03/28/2016	Ongoing dialogue with borrower	The borrower called in to find out about an overage check he received;he was advised that flood was removed and he no longer needs it.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/05/2013	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The borrower called in to find out about an overage check he received;he was advised that flood was removed and he no longer needs it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing Loan
32646696	04/01/2016	03/16/2016	Owner Occupied	UTD	Yes		03/11/2016	Ongoing dialogue with borrower	The customer set up a payment for $978.81 on 3/12/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The customer set up a payment for $978.81 on 3/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
9730412	04/01/2016	04/01/2016	UTD	UTD	Yes		04/01/2016	Contact attempts - however unable to contact borrower	Borrower called in and the lender advised of the total amount due. Borrower requested a packet and made a promise to pay for 4/14/2016.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/01/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in and the lender advised of the total amount due.  Borrower requested a packet and made a promise to pay for 4/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
25619384	04/01/2016	03/29/2016	UTD	UTD	Yes		01/21/2016	Ongoing dialogue with borrower	Borrower called in a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  Borrower called in a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
48697546	04/01/2016	01/16/2016	UTD	UTD	Yes		11/03/2015	Ongoing dialogue with borrower	Borrower stated that she will call back into set up payment. Borrower declined set up of automatic payments.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Borrower  stated that she will call back into set up payment. Borrower declined set up of automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
99812113	04/01/2016	01/26/2016	UTD	UTD	Yes		02/06/2016	Ongoing dialogue with borrower	Borrower called to see if escrow had been removed from account. Servicer advised will need to send written request and copy of paid tax bill.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2016.  Borrower called to see if escrow had been removed from account. Servicer advised will need to send written request and copy of paid tax bill.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
38364032	04/01/2016	01/05/2016	UTD	UTD	Yes		09/17/2015	Not attempting to contact the borrower	Borrower called to have a pay off quote faxed borrower is going to court and needs it.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2015.  Borrower called to have a pay off quote faxed borrower is going to court and needs it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
91484405	04/01/2016	03/08/2016	UTD	UTD	Yes		02/01/2016	Ongoing dialogue with borrower	Authorized third party called and made a promise to pay.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/17/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Authorized third party called and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Previous foreclosure: loan was reinstated through modification.	Performing	Performing under Modification	1	Performing.
75496974	04/01/2016	01/26/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						Yes																																												N/A			N/A		Weak		LOAN STATUS: The current loan status is Performing. PAY HISTORY: BORROWER CONTACT: No evidence of recent contact with the borrower. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. FORECLOSURE: No evidence of current foreclosure activity. BANKRUPTCY: There is no evidence of current or prior bankruptcy. MODIFICATION: LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD. EXIT STRATEGY:	Performing	Performing under Modification	1
41340570	04/01/2016	04/04/2016	UTD	UTD	Yes		11/03/2015	Contact attempts - however unable to contact borrower	The borrower does not know why he is behind and is showing that his payments were made; opened a payment dispute.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  The borrower does not know why he is behind and is showing that his payments were made; opened a payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
20119697	04/01/2016	03/11/2016	UTD	UTD	Yes		02/22/2016	Ongoing dialogue with borrower	Borrower called in needing explanation of statement. Servicer also confirmed that insurance was renewed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called in needing explanation of statement. Servicer also confirmed that insurance was renewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
38294282	04/01/2016	03/31/2016	UTD	UTD	Yes		02/02/2016	Contact attempts - however unable to contact borrower	Borrower called in wanted to know if the credit report correction was completed. Representative advised there are no updates. Borrower wanted to know if payment has been received. Representative advised not yet. Borrower claim that the lender reported him late to the credit bureau on one of his payments that was submitted.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Borrower called in wanted to know if the credit report correction was completed.  Representative advised there are no updates.  Borrower wanted to know if payment has been received.  Representative advised not yet.  Borrower claim that the lender reported him late to the credit bureau on one of his payments that was submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			Credit dispute on the account.	Performing	Regular Payments	1	Performing.
97232197	04/01/2016	03/09/2016	UTD	UTD	Yes		03/08/2016	Ongoing dialogue with borrower	The borrower verified information and made EZ payment which included EZ pay fees. There is no mention of any past due amounts.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower verified information and made EZ payment which included EZ pay fees.  There is no mention of any past due amounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1	Performing Loan
94909658	04/01/2016	03/25/2016	UTD	UTD	Yes		03/25/2016	Not attempting to contact the borrower	Borrower called to make a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/24/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
83812238	04/01/2016	02/09/2016	UTD	UTD	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
85943097	04/01/2016	04/04/2016	UTD	UTD	Yes		03/03/2016	Ongoing dialogue with borrower	The borrower was contacted regarding payments and requested a call back because his wife deals with this.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower was contacted regarding payments and requested a call back because his wife deals with this.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing Loan
75489781	04/01/2016	03/31/2016	UTD	UTD	Yes		03/30/2016	Ongoing dialogue with borrower	The borrower advised 04/30/2015 that work has been slow but she promised a payment. The servicer noted 07/30/2012 unable to modify per the investor. The servicer noted 02/01/2016 the borrower declined workout options. No other relevant communication noted	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/01/2016	Yes	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower advised 04/30/2015 that work has been slow but she promised a payment.  The servicer noted 07/30/2012 unable to modify per the investor.  The servicer noted 02/01/2016 the borrower declined workout options.  No other relevant communication noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
17992427	04/01/2016	04/05/2016	Owner Occupied	UTD	Yes		04/05/2016	Ongoing dialogue with borrower	Borrower called in and advised that her payment will be made no later than 04/15/16.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/29/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower called in and advised that her payment will be made no later than 04/15/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	performing
95830857	04/01/2016	04/02/2016	Occupied-UTD	UTD	Yes		04/02/2016	Ongoing dialogue with borrower	Servicer called and spoke with borrower and advised of amount due. Borrower advised will make payment on Friday. Borrower stated she mailed in all the documents in RMS, 4506-T, bank statements, proof of insurance and mailed in March.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/02/2016	No	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  Servicer called and spoke with borrower and advised of amount due. Borrower advised will make payment on Friday. Borrower stated she mailed in all the documents in RMS, 4506-T, bank statements, proof of insurance and mailed in March.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
13387646	04/01/2016	03/30/2016	UTD	UTD	Yes		01/15/2016	Contact attempts - however unable to contact borrower	Verified the amount to cure.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Verified the amount to cure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
39590550	04/01/2016	03/14/2016	UTD	UTD	Yes		02/04/2016	Ongoing dialogue with borrower	Borrower promised to pay the full reinstatement amount.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower promised to pay the full reinstatement amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
42525814	04/01/2016	01/14/2016	Tenant Occupied	UTD	Yes		01/14/2016	Ongoing dialogue with borrower	Borrower called in and made a payment in amount of $777.11.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower called in and made a payment in amount of $777.11.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY:
																																																																																			Comment on 10/06/2015 reflects servicer spoke with borrower who stated property is a rental and is waiting to get rental income to make payment. Comment on 12/21/2015 reflects regular non certified demand letter sent.	Performing	Performing under Modification	1
98752664	04/01/2016	04/04/2016	Owner Occupied	UTD	Yes		03/29/2016	Not attempting to contact the borrower	Borrower called in regarding Insurance. Borrower stated that is insurance was not paid and the disbursement was made on the neighbors house. Borrower stated he is being penalized because taxes have not been paid. The escrow overage check also went to the neighbor. Servicer advised to have the check sent back to them so that servicer can get everything corrected. Borrower advised the taxes are ready to go to tax sale 03/31/16. Taxes due $3,483.23.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower called in regarding Insurance.  Borrower stated that is insurance was not paid and the disbursement was made on the neighbors house.  Borrower stated he is being penalized because taxes have not been paid.  The escrow overage check also went to the neighbor.  Servicer advised to have the check sent back to them so that servicer can get everything corrected.  Borrower advised the taxes are ready to go to tax sale 03/31/16.  Taxes due $3,483.23.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	3	Delinquent Taxes
45075363	04/01/2016	03/07/2016	UTD	UTD	Yes		03/07/2016	Ongoing dialogue with borrower	Borrower was advised of the amount to cure and made a payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower was advised of the amount to cure and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
25365675	04/01/2016	03/20/2016	UTD	UTD	Yes		01/21/2016	Ongoing dialogue with borrower	Third party called and requested assistance with the web site, they are unable to pay. Advised the online will be unlocked and password reset. They, stated borrower 1 is deceased, and were advised that the executor of estate paperwork was required.	No		No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No		01/21/2016		Retention	No																										No		No																N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  Third party called and requested assistance with the web site, they are unable to pay. Advised the online will be unlocked and password reset. They, stated borrower 1 is deceased, and were advised that the executor of estate paperwork was required.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	3	Deceased borrower.
81590557	04/01/2016	03/03/2016	UTD	UTD	Yes		03/03/2016	Contact attempts - however unable to contact borrower	Borrower made a promise to pay for 3/5/2016 payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/20/2016	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower made a promise to pay for 3/5/2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing.
36280724	04/01/2016	01/14/2016	Non-Owner Occupied	UTD	Yes		01/14/2016	Ongoing dialogue with borrower	Borrower called to make payment, was not able to make additional payment toward late fees.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		01/06/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower called to make payment, was not able to make additional payment toward late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Performing
13149804	04/01/2016	02/11/2016	UTD	UTD	Yes		12/15/2015	Contact attempts - however unable to contact borrower	Borrower called about a credit reporting dispute.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  Borrower called about a credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
92264652	04/01/2016	02/10/2016	UTD	UTD	Yes		02/10/2016	Ongoing dialogue with borrower	Borrower called in and spoke with servicer who advised borrower loan is due for the 10/01/2015 payment and that the demand letter expired 01/02/2016. Agent advised borrower that SPS is reviewing file for possible referral to an attorney for legal action. Advised of loss mitigation meeting (if applicable) and borrower advised she is aware of documents needed for review. Borrower stated will fax documents back on Monday. Borrower stated reason for default due to loss of income and intent is to keep property. Borrower made a payment in amount of $6159.62.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/10/2016	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Borrower called in and spoke with servicer who advised borrower loan is due for the 10/01/2015 payment and that the demand letter expired 01/02/2016. Agent advised borrower that SPS is reviewing file for possible referral to an attorney for legal action. Advised of loss mitigation meeting (if applicable) and borrower advised she is aware of documents needed for review. Borrower stated will fax documents back on Monday. Borrower stated reason for default due to loss of income and intent is to keep property. Borrower made a payment in amount of $6159.62.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																			14 day pre-foreclosure referral letter was mailed to borrower 02/01/2016. Borrower is seeking loan modification and as of ending comments on 02/10/2016 borrower stated will fax back documents on Monday.	Performing	Performing under Modification	1
83970364	04/01/2016	03/16/2016	UTD	UTD	Yes			Not attempting to contact the borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	The loan is performing.
65628533	04/01/2016	03/04/2016	Owner Occupied	UTD	Yes		02/19/2016	Ongoing dialogue with borrower	The borrower contacted the servicer on 02/19/2016 to make a payment by phone in the amount of $375.99.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  The borrower contacted the servicer on 02/19/2016 to make a payment by phone in the amount of $375.99.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	The loan is performing.
40832047	04/01/2016	03/16/2016	UTD	UTD	Yes		01/06/2016	Ongoing dialogue with borrower	Advised the borrower of a payment that was processed but reversed.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/10/2015	No	Retention	Yes																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Advised the borrower of a payment that was processed but reversed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Performing under Modification	1
10555554	04/01/2016	04/05/2016	Owner Occupied	Good	Yes			Contact attempts - however unable to contact borrower		Yes		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No						No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1
51281598	04/01/2016	03/22/2016	UTD	UTD	Yes		03/04/2016	Ongoing dialogue with borrower	Borrower called and asked why he was receiving calls, advised they were for the march payment.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No		03/04/2016		Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called and asked why he was receiving calls, advised they were for the march payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	Loan is performing.
14200531	04/01/2016	03/15/2016	Owner Occupied	UTD	Yes		06/29/2015	Contact attempts - however unable to contact borrower	The borrower informed the servicer that the payment will be made online on 07/03/2015. The servicer advised to have the payment set up for 07/01/2015.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No				Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2015.  The borrower informed the servicer that the payment will be made online on 07/03/2015.  The servicer advised to have the payment set up for 07/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1	The loan is performing.
34903213	04/01/2016	04/04/2016	UTD	UTD	Yes		12/22/2015	Contact attempts - however unable to contact borrower	The borrower called in regarding pending action and made a payment of $7,837.48; modification assistance was declined by the borrower.	No		No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/22/2015	Yes	Retention	No																																												N/A			N/A		Weak
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  The borrower called in regarding pending action and made a payment of $7,837.48; modification assistance was declined by the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																				Performing	Regular Payments	1